File No. 033-79562

As filed with the Securities and Exchange Commission on April 19, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No.                                   ☐

Post-Effective Amendment No. 22                     ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              ☒

Amendment No. 22

(Check appropriate box or boxes)

AUL AMERICAN INDIVIDUAL UNIT TRUST

(Exact Name of Registrant as Specified in Charter)

One American Square, Indianapolis, Indiana	46282
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (317) 285-1877

Richard M. Ellery

Associate General Counsel

American United Life Insurance Company

One American Square

Indianapolis, Indiana 46282

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed amendment

CROSS REFERENCE SHEET

Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS
	Item of Form N-4	Prospectus Caption
1.	Cover Page	Cover Page
2.	Definitions	Definitions
3.	Synopsis	Summary; Expense Table; Example
4.	Condensed Financial Information	Condensed Financial Information
5.	General Description	Information About AUL, The Variable Account, and the Funds; Voting of Shares of the Funds
6.	Deductions and Expenses	Charges and Deductions
7.	General Description of Variable Annuity Contracts	The Contracts; Contributions and Contract Values During the Accumulation Period; Cash Withdrawals and the Death Benefit; Summary
8.	Annuity Period	Annuity Period
9.	Death Benefit	Cash Withdrawals and The Death Benefit
10.	Purchase and Policy Values	Contributions and Contract Values During the Accumulation Period
11.	Redemptions	Cash Withdrawals and The Death Benefit
12.	Taxes	Federal Tax Matters
13.	Legal Proceedings	Other Information
14.	Table of Contents for the Statement of Additional Information	Statement of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION
	Statement of Additional Item of Form N-4	Statement of Additional Information Caption
15.	Cover Page	Cover Page
16.	Table of Contents	Table of Contents
17.	General Information and History	General Information and History
18.	Services	Custody of Assets; Independent Auditors
19.	Purchase of Securities Being Offered	Distribution of Contracts; Charges and Deductions (Prospectus)
20.	Underwriters	Distribution of Contracts
21.	Calculation of Performance Data	Performance Information
22.	Annuity Payments	Annuity Period(Prospectus)
23.	Financial Statements	Financial Statements

PART C - OTHER INFORMATION

24.	Information Item of Form N-4	Part C Caption
25.	Financial Statements and Exhibits	Financial Statements and Exhibits (Statement of Additional Information)
26.	Directors and Officers of the Depositor	Directors and Officers of AUL
27.	Persons Controlled By or Under Common Control with Depositor or Registrant	Persons Controlled By or Under Common Control with Depositor or Registrant
28.	Number of Policyowners	Number of Contractholders
29.	Indemnification	Indemnification
30.	Principal Underwriters	Principal Underwriters
31.	Location of Accounts and Records	Location of Accounts and Records
32.	Management Services	Management Services
33.	Undertakings	Undertakings
34.	Signatures	Signatures

Prospectus for

IVA –

AUL American Individual Unit Trust
Individual Variable Annuity Contracts

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368

Telephone: (800) 537-6442

May 1, 2012

Prospectus

AUL American Individual Unit Trust
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

Offered By
American United Life Insurance Company®
One American Square, Indianapolis Indiana 46282, (317) 285-1877
Variable Products Service Office:
P.O. Box 7127, Indianapolis, Indiana 46206-7127 (800) 537-6442 www.oneamerica.com

This Prospectus describes individual variable Annuity contracts (the "Contracts") offered by American United Life Insurance Company® ("AUL"). AUL designed the Contracts for use in connection with non-tax qualified retirement plans and deferred compensation plans for individuals ("Non-Qualified Plans"). Contract Owners may also use the Contracts in connection with retirement plans that meet the requirements of Sections 401, 403(b), 408, 408A, or 457 of the Internal Revenue Code.

This Prospectus describes two (2) variations of Contracts: Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"), and Contracts for which Premiums may vary in amount and frequency only in the first Contract Year ("One Year Flexible Premium Contracts"). Both Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one (1) or more of the Investment Accounts of a separate account of AUL. The separate account is named the AUL American Individual Unit Trust (the "Variable Account"). Each Investment Account of the Variable Account invests in shares of one (1) of the following Fund portfolios:

Alger Portfolios	Janus Aspen Series

AllianceBernstein Variable Products Series Fund, Inc.	Invesco V.I. Funds Trust

American Century® Variable Portfolios, Inc.	Neuberger Berman Advisers Management Trust

Calvert Variable Series, Inc.	OneAmerica Funds, Inc.

Columbia Funds Variable Insurance Trust	Pioneer Variable Contracts Trust

Dreyfus Investment Portfolios	The Royce Funds

Dreyfus Variable Investment Fund	T. Rowe Price Equity Series, Inc.

Fidelity® Variable Insurance Products Freedom Funds	T. Rowe Price Fixed Income Series, Inc.

Fidelity® Variable Insurance Products	Timothy Plan® Portfolio Variable Series

Franklin Templeton Variable Insurance Products Trust	Vanguard® Variable Insurance Fund

Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding fund portfolio in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account."

This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2012, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing to AUL at the telephone number or address indicated above. A post card affixed to the printed prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

The date of this Prospectus is May 1, 2012.

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TABLE OF CONTENTS (continued)

4

DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

403(b) PROGRAM – An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the Federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PLAN – A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PROGRAM – A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCUMULATION PERIOD – The period commencing on the Contract Date and ending when the Contract is terminated, either through a surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT – A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT – The person or persons upon whose life or lives Annuity payments depend.

ANNUITY – A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE – The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS – Options under a Contract that prescribe the provisions under which a series of Annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD – The period during which Annuity payments are made.

AUL – American United Life Insurance Company®.

BENEFICIARY – The person having the right to payment of Death Proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-underwhich the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BUSINESS DAY – A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving; but AUL may not be open for business on other days.

CONTRACT ANNIVERSARY – The yearly anniversary of the Contract Date.

CONTRACT DATE – The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT OWNER – The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT VALUE – The current value of a Contract, which is equal to the sum of Fixed Account Value and Variable Account Value. Initially, it is equal to the initial Premium and thereafter will reflect the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.

CONTRACT YEAR – A period beginning with one (1) Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

CORPORATE OFFICE – The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH PROCEEDS – The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN – A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIXED ACCOUNT – An account that is part of AUL's General Account in which all or a portion of an Owner's Contract Value may be held for accumulation at fixed rates of interest paid by AUL.

FIXED ACCOUNT VALUE – The total value under a Contract allocated to the Fixed Account.

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DEFINITIONS (continued)

FREE WITHDRAWAL AMOUNT – The amount that may be withdrawn without incurring withdrawal charges, which is 12 percent of the Contract Value at the time the first withdrawal in a given Contract Year is requested.

FUND – A diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof.

GENERAL ACCOUNT – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

HR-10 PLAN – An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION – A sub-account of the Variable Account that invests in shares of one (1) of the Funds.

NON-TAX QUALIFIED DEFERRED COMPENSATION PLAN – An unfunded arrangement in which an employer makes agreements with management or highly compensated employees to make payments in the future in exchange for their current services.

OWNER – See "Contract Owner."

PREMIUMS – The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a premium by AUL, the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.

PROPER NOTICE – Notice that is received at the Corporate Office in a form that is acceptable to AUL.

QUALIFIED PLANS – Employee Benefit Plans, 401 Programs, 403(b) Programs, 457 Programs, and 408 and 408A Programs.

VALUATION DATE – Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD – A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT – AUL American Individual Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding Fund portfolio.

VARIABLE ACCOUNT VALUE – The total value under a Contract allocated to the Investment Accounts of the Variable Account.

WITHDRAWAL VALUE – An Owner's Contract Value minus the applicable withdrawal charge.

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SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

Purpose of the Contracts

AUL offers the individual variable Annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408, or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable annuities may provide a Contract Owner with additional investment and insurance or Annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the Annuity contract. A variable Annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed Annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

Types of Contracts

AUL offers two (2) variations of contracts that are described in this Prospectus. With Flexible Premium Contracts, Premium payments may vary in amount and frequency, subject to the limitations described below. With One (1) Year Flexible Premium Contracts, Premium payments may vary in amount and frequency only during the first Contract Year. Premium payments may not be made after the first Contract Year.

The Variable Account and the Funds

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into sub accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios of the following Funds:

Investment Account and Corresponding Fund Portfolio	Fund	Investment Advisor
Alger Large Cap Growth Portfolio	Alger Portfolios	The Manager

Alger Small Cap Growth Portfolio	Alger Portfolios	The Manager

AllianceBernstein VPS International Growth Portfolio	AllianceBernstein Variable Products Series Fund, Inc.	AllianceBernstein L.P.

AllianceBernstein VPS International Value Portfolio	AllianceBernstein Variable Products Series Fund, Inc.	AllianceBernstein L.P.

AllianceBernstein VPS Small/Mid Cap Value Portfolio	AllianceBernstein Variable Products Series Fund, Inc.	AllianceBernstein L.P.

American Century® VP Capital Appreciation Fund	American Century® Variable Portfolios, Inc.	American Century® Investment Management, Inc.

American Century® VP Income & Growth Fund	American Century® Variable Portfolios, Inc.	American Century® Investment Management, Inc.

American Century® VP International Fund	American Century® Variable Portfolios, Inc.	American Century® Investment Management, Inc.

American Century® VP Mid Cap Value Fund	American Century® Variable Portfolios, Inc.	American Century® Investment Management, Inc.

American Century® VP Ultra® Fund	American Century® Variable Portfolios, Inc.	American Century® Investment Management, Inc.

American Century® VP VistaSM Fund	American Century® Variable Portfolios, Inc.	American Century® Investment Management, Inc.

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Investment Account and Corresponding Fund Portfolio	Fund	Investment Advisor
Calvert VP SRI Mid Cap Growth Portfolio	Calvert Variable Series, Inc.	Calvert Asset Management Company, Inc.

Columbia Variable Portfolio – Short Duration US Government Fund	Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers LLC

Columbia Variable Portfolio – Small Cap Value Fund	Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers LLC

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio	Dreyfus Investment Portfolios	The Dreyfus Corporation

Dreyfus Investment Portfolios, Technology Growth Portfolio	Dreyfus Investment Portfolios	The Dreyfus Corporation

Dreyfus Variable Investment Fund, Appreciation Portfolio	Dreyfus Variable Investment Fund	The Dreyfus Corporation

Fidelity® VIP Freedom Income Portfolio	Fidelity® Variable Insurance Products (VIP) Freedom Funds	Strategic Advisers®, Inc.

Fidelity® VIP Freedom 2005 Portfolio	Fidelity® Variable Insurance Products (VIP) Freedom Funds	Strategic Advisers®, Inc

Fidelity® VIP Freedom 2010 Portfolio	Fidelity® Variable Insurance Products (VIP) Freedom Funds	Strategic Advisers®, Inc

Fidelity® VIP Freedom 2015 Portfolio	Fidelity® Variable Insurance Products (VIP) Freedom Funds	Strategic Advisers®, Inc

Fidelity® VIP Freedom 2020 Portfolio	Fidelity® Variable Insurance Products (VIP) Freedom Funds	Strategic Advisers®, Inc

Fidelity® VIP Freedom 2025 Portfolio	Fidelity® Variable Insurance Products (VIP) Freedom Funds	Strategic Advisers®, Inc

Fidelity® VIP Freedom 2030 Portfolio	Fidelity® Variable Insurance Products (VIP) Freedom Funds	Strategic Advisers®, Inc

Fidelity® VIP Asset ManagerSM Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Fidelity® VIP Contrafund® Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Fidelity® VIP Equity-Income Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Fidelity® VIP Growth Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Fidelity® VIP High Income Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Fidelity® VIP Index 500 Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Fidelity® VIP Mid Cap Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Fidelity® VIP Overseas Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Franklin Small Cap Value Securities Fund	Franklin Templeton Variable Insurance Products Trust	Franklin Advisory Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Services LLC

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Investment Account and Corresponding Fund Portfolio	Fund	Investment Advisor
Invesco Van Kampen V.I. Mid Cap Growth Fund (Formerly Invesco V.I. Capital Development Fund)	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Invesco V.I. Core Equity Fund	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend Growth Fund (Formerly Invesco V.I. Dividend Growth Fund)	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Invesco V.I. Global Health Care Fund	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Invesco V.I. Global Real Estate Fund	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Invesco V.I. High Yield Fund	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Invesco V.I. International Growth Fund	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Invesco V.I. Utilities Fund	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Janus Aspen Flexible Bond Portfolio	Janus Aspen Series	Janus Capital Management LLC

Janus Aspen Forty Portfolio	Janus Aspen Series	Janus Capital Management LLC

Janus Aspen Overseas Portfolio	Janus Aspen Series	Janus Capital Management LLC

Janus Aspen Perkins Mid Cap Value Portfolio	Janus Aspen Series	Janus Capital Management LLC

Janus Aspen Worldwide Portfolio	Janus Aspen Series	Janus Capital Management LLC

Neuberger Berman AMT Mid Cap Growth Portfolio	Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC

Neuberger Berman AMT Regency Portfolio	Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC

Neuberger Berman AMT Short Duration Bond Portfolio	Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC

Neuberger Berman Small Cap Growth Portfolio	Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC

OneAmerica Asset Director Portfolio	OneAmerica Funds, Inc.	American United Life Insurance Company®

OneAmerica Investment Grade Bond Portfolio	OneAmerica Funds, Inc.	American United Life Insurance Company®

OneAmerica Money Market Portfolio	OneAmerica Funds, Inc.	American United Life Insurance Company®

OneAmerica Value Portfolio	OneAmerica Funds, Inc.	American United Life Insurance Company®

Pioneer Emerging Markets VCT Portfolio	Pioneer Variable Contracts Trust(VCT)	Pioneer Investment Management, Inc.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust(VCT)	Pioneer Investment Management, Inc.

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust(VCT)	Pioneer Investment Management, Inc.

Pioneer Growth Opportunities VCT Portfolio	Pioneer Variable Contracts Trust (VCT)	Pioneer Investment Management, Inc.

Royce Small-Cap Portfolio	The Royce Funds	Royce & Associates, LLC

T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Fixed Income Series, Inc.	T. Rowe Price Associates, Inc.

Templeton Foreign Securities Fund	Franklin Templeton Variable Insurance Products Trust	Franklin Advisory Services, LLC

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Investment Account and Corresponding Fund Portfolio	Fund	Investment Advisor
Templeton Global Bond Securities Fund	Franklin Templeton Variable Insurance Products Trust	Franklin Advisory Services, LLC

The Timothy Plan® Conservative Growth Portfolio	Timothy Plan® Portfolio Variable Series	Timothy Partners, LTD

The Timothy Plan® Strategic Growth Portfolio	Timothy Plan® Portfolio Variable Series	Timothy Partners, LTD

Vanguard® VIF Diversified Value Portfolio	Vanguard® Variable Insurance Fund	Barrow, Hanley, Mewhinney & Strauss LLC

Vanguard® VIF Mid-Cap Index Portfolio	Vanguard® Variable Insurance Fund	Vanguard Group

Vanguard® VIF Small Company Growth Portfolio	Vanguard® Variable Insurance Fund	Granahan Investment Management, Inc. & Vanguard Group

Vanguard® VIF Total Bond Market Index Portfolio	Vanguard® Variable Insurance Fund	Vanguard Group

Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

Fixed Account

The Contract Owner may allocate Premiums to the Fixed Account, which is part of AUL's General Account. Amounts allocated to the Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent. See "The Fixed Account."

Premiums

For Flexible Premium Contracts, the Contract Owner may vary Premiums in amount and frequency. The minimum Premium payment is $50. For the first three (3) Contract Years, Premiums must total, on a cumulative basis, at least $300 each Contract Year. For One (1) Year Flexible Premium Contracts, the Contract Owner may pay Premiums only during the first Contract Year. The minimum Premium is $500 with a minimum total first (1st) year Premium of $5,000. See "Premiums under the Contracts."

Transfers

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to the Fixed Account at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one (1) Investment Account or from the Fixed Account is $500. If the Contract Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Contract Value in that Account. If, after any transfer, the remaining Contract Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request for a transfer of the entire Contract Value in that Investment Account.

If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers.

Amounts transferred from the Fixed Account to an Investment Account cannot exceed 20 percent of the Owner's Fixed Account Value as of the beginning of that Contract Year. See "Transfers of Account Value."

Withdrawals

The Contract Owner may surrender the Contract or take a withdrawal from the Contract Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $200 for Flexible Premium Contracts and $500 for One (1) Year Flexible Premium Contracts.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of a surrender and withdrawals.

10

Loan Privileges

Prior to the Annuity Date, the Owner of a Contract qualified under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Contract Value available for surrender.

The Death Benefit

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds" and "Annuity Period."

Charges

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a premium tax charge, and an administrative fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."

Free Look Period

The Contract Owner has the right to return the Contract for any reason within ten (10) days of receipt (or a longer period if required by state law). If the Contract Owner exercises this right, AUL will treat the Contract as void from its inception. AUL will refund to the Contract Owner the greater of (1) Premium payments, or (2) the Contract Value minus amounts deducted for premium taxes.

Dollar Cost Averaging

Owners may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under a DCA Program, the Owner authorizes AUL to transfer a specific dollar amount from the One America Money Market Investment Account, ("MMIA") into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. An Owner may elect monthly, quarterly, semi-annual, or annual DCA transfers. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program. To participate in the program, AUL requires a minimum transfer amount of $500, and a minimum deposit of $10,000. For further information, see the explanation under "Dollar Cost Averaging Program."

Contacting AUL

Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products Service Office shown in the front of this Prospectus.

11

EXPENSE TABLE

The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Interest Account or to Annuity payments under an Annuity Option.

Contract Owner Transaction Expenses

Deferred Sales Load (as a percentage of amount surrendered; also referred to as a "Withdrawal Charge")(1)

Charge on Withdrawal Exceeding 12% Free Withdrawal Amount(1)

Contract Year	1	2	3	4	5	6	7	8	9	10	11 or more
Flexible Premium Contracts	10%	9%	8%	7%	6%	5%	4%	3%	2%	1%	0%
One Year Flexible Premium Contracts	7%	6%	5%	4%	3%	2%	1%	0%	0%	0%	0%

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

Annual Contract Fee
Maximum annual Contract fee (per year)(2)	$30
Variable Account Annual Expense (as a percentage of average account value)
Mortality and expense risk fee	1.25%

(1) An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to a withdrawal charge. The Free Withdrawal Amount is 12 percent of the Contract Value as of the most recent Contract Anniversary. See "Withdrawal Charge."

(2) The Annual Contract Fee may be less than $30.00 per year, based on the Owner's Account Value. The maximum charge imposed will be the lesser of 2 percent of the Owner's Contract Value or $30.00 per year. The Annual Contract Fee is waived if the Account Value equals or exceeds $50,000 on a Contract Anniversary.

The next item shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.79%

Example

The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. The Example is per $1,000. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If the Owner surrenders his or her Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
Flexible Premium Contracts	$123.31	$176.64	$230.95	$371.12
One Year Flexible Premium Contracts	$96.41	$148.83	$202.20	$360.70

(2) If the Owner annuitizes at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
Flexible Premium Contracts	$123.31	$176.64	$230.95	$371.12
One Year Flexible Premium Contracts	$96.41	$148.83	$202.20	$360.70

(3) If the Owner does not surrender his or her Contract:

	1 Year	3 Years	5 Years	10 Years
Flexible Premium Contracts	$33.65	$102.50	$173.46	$360.70
One Year Flexible Premium Contracts	$33.65	$102.50	$173.46	$360.70

12

CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from January 1, 2002 to December 31, 2011. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2011. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
OneAmerica Asset Director Portfolio
2011	$16.65	$16.57	233,737
2010	15.07	16.65	283,621
2009	12.09	15.07	341,401
2008	16.42	12.09	425,587
2007	15.83	16.42	607,506
2006	14.50	15.83	729,459
2005	13.64	14.50	888,427
2004	12.38	13.64	901,224
2003	9.83	12.38	946,137
2002	10.22	9.83	1,022,613
OneAmerica Investment Grade Bond Portfolio
2011	$11.20	$11.88	189,090
2010	10.57	11.20	232,291
2009	9.27	10.57	242,897
2008	9.48	9.27	292,968
2007	9.02	9.48	315,884
2006	8.80	9.02	403,599
2005	8.72	8.80	475,535
2004	8.48	8.72	606,151
2003	8.19	8.48	730,464
2002	7.68	8.19	1,038,100
OneAmerica Money Market Portfolio
2011	$1.36	$1.34	1,649,905
2010	1.37	1.36	2,214,224
2009	1.39	1.37	2,086,942
2008	1.38	1.39	4,546,990
2007	1.33	1.38	2,367,854
2006	1.29	1.33	1,568,319
2005	1.27	1.29	2,098,007
2004	1.27	1.27	2,876,254
2003	1.28	1.27	3,388,874
2002	1.28	1.28	5,033,630
OneAmerica Value Portfolio
2011	$18.56	$17.90	325,490
2010	16.55	18.56	372,948
2009	12.86	16.55	434,615
2008	20.66	12.86	485,686
2007	20.20	20.66	683,115
2006	18.01	20.20	812,286
2005	16.60	18.01	892,522
2004	14.62	16.60	904,469
2003	10.84	14.62	921,289
2002	11.80	10.84	927,497

13

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alger Large Cap Growth Portfolio
2011	$12.84	$12.64	428,259
2010	11.47	12.84	500,226
2009	7.87	11.47	607,192
2008	14.80	7.87	707,940
2007	12.49	14.80	892,820
2006	12.03	12.49	1,133,677
2005	10.87	12.03	1,436,440
2004	10.44	10.87	1,905,091
2003	7.82	10.44	2,283,060
2002	11.81	7.82	2,541,780
Alger Small Cap Growth Portfolio
2011	$8.14	$7.79	28,473
2010	6.58	8.14	33,044
2009	4.58	6.58	41,555
2008	8.69	4.58	43,937
2007	7.50	8.69	46,582
2006	6.33	7.50	43,648
2005	5.00 (04/20/2005)	6.33	26,828
AllianceBernstein VPS International Growth Portfolio
2011	$4.05	$3.36	2,110
2010	3.63	4.05	3,111
2009	2.63	3.63	6,970
2008	5.00 (05/01/2008)	2.63	0
AllianceBernstein VPS International Value Portfolio
2011	$3.30	$2.64	9,073
2010	3.20	3.30	10,524
2009	2.41	3.20	14,249
2008	5.00 (05/01/2008)	2.41	2,257
AllianceBernstein VPS Small/Mid Cap Value Portfolio
2011	$5.61	$5.08	26,136
2010	4.48	5.61	6,982
2009	3.17	4.48	10,996
2008	5.00 (05/01/2008)	3.17	891
American Century® VP Capital Appreciation Fund
2011	$12.96	$11.97	33,925
2010	10.00	12.96	36,901
2009	7.39	10.00	51,461
2008	13.90	7.39	87,443
2007	9.65	13.90	114,873
2006	8.34	9.65	87,444
2005	6.92	8.34	141,130
2004	6.51	6.92	118,571
2003	5.47	6.51	155,915
2002	7.03	5.47	167,762

14

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century® VP Income & Growth Fund
2011	$5.22	$5.31	22,815
2010	4.63	5.22	27,334
2009	3.97	4.63	48,645
2008	6.14	3.97	59,462
2007	6.22	6.14	76,667
2006	5.38	6.22	84,821
2005	5.00 (04/20/2005)	5.38	88,500
American Century® VP International Fund
2011	$11.03	$9.58	156,861
2010	9.86	11.03	183,476
2009	7.46	9.86	230,196
2008	13.70	7.46	264,029
2007	11.75	13.70	313,636
2006	9.51	11.75	364,093
2005	8.51	9.51	383,987
2004	7.49	8.51	416,805
2003	6.09	7.49	529,757
2002	7.75	6.09	587,161
American Century® VP Mid Cap Value Fund
2011	$7.67	$7.51	999
2010	6.53	7.67	–
2009	5.00 (12/01/2009)	6.53	2,048
American Century® VP Ultra®Fund
2011	$5.52	$5.51	2,935
2010	4.81	5.52	1,659
2009	3.62	4.81	1,642
2008	6.27	3.62	1,605
2007	5.25	6.27	1,455
2006	5.51	5.25	398
2005	5.00 (04/20/2005)	5.51	116
American Century® VP VistaSM Fund
2011	$6.38	$5.80	4,340
2010	5.22	6.38	5,886
2009	4.31	5.22	6,622
2008	8.50	4.31	9,628
2007	6.16	8.50	19,618
2006	5.87	6.16	7,331
Calvert VP SRI Mid Cap Growth Portfolio
2011	$12.38	$12.51	77,575
2010	9.53	12.38	74,436
2009	7.31	9.53	85,349
2008	11.79	7.31	96,570
2007	10.84	11.79	117,438
2006	10.27	10.84	144,217
2005	10.35	10.27	180,616
2004	9.59	10.35	232,078
2003	7.37	9.59	280,104
2002	10.40	7.37	300,921

15

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Federal Securities Fund, Variable Series
2011	$5.49	Closed	Closed
2010	5.29	5.49	6,509
2009	5.26	5.29	452
2008	5.00 (05/01/2008)	5.26	6,575
Columbia Variable Portfolio – Small Cap Value Fund
2011	$5.73	$5.32	6,538
2010	4.58	5.73	8,475
2009	3.70	4.58	5,688
2008	5.00 (05/01/2008)	3.70	753
Columbia Variable Portfolio – Short Duration US Government Fund
2011	$5.00 (04/28/2011)	$5.01	7,214
Dreyfus Investment Portfolio Small Cap Stock Index Portfolio
2011	$7.92	$7.86	146
2010	6.37	7.92	147
2009	5.00 (05/01/2009)	6.37	1,688
Dreyfus Investment Portfolios, Technology Growth Portfolio
2011	$7.64	$6.94	7,764
2010	5.96	7.64	46,386
2009	3.84	5.96	62,788
2008	6.63	3.84	6,905
2007	5.86	6.63	1,957
2006	5.83	5.86	898
Dreyfus Variable Investment Fund, Appreciation Portfolio
2011	$5.99	$6.44	15,178
2010	5.28	5.99	684
2009	4.37	5.28	668
2008	6.30	4.37	635
2007	5.97	6.30	500
2006	5.20	5.97	1,303
2005	5.00 (04/20/2005)	5.20	123
Fidelity® VIP Freedom Income Portfolio
2011	$6.08	$6.10	2,259
2010	5.73	6.08	1,163
2009	5.04	5.73	0
2008	5.70	5.04	1,142
2007	5.44	5.70	2,134
2006	5.17	5.44	0
2005
Fidelity® VIP Freedom 2005 Portfolio
2011	$6.17	$6.11	1
2010	5.61	6.17	1
2009	4.62	5.61	151
2008	6.14	4.62	610
2007	5.72	6.14	2,051
2006	5.42	5.72	1,373
2005	5.00 (05/20/2005)	5.42	24

16

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® VIP Freedom 2010 Portfolio
2011	$6.26	$6.17	2,280
2010	5.61	6.26	493
2009	4.58	5.61	3,481
2008	6.18	4.58	7,222
2007	5.76	6.18	3,402
2006	5.31	5.76	3,368
2005	5.00 (05/20/2005)	5.31	49
Fidelity® VIP Freedom 2015 Portfolio
2011	$6.35	$6.25	7,873
2010	5.68	6.35	11,272
2009	4.59	5.68	3,554
2008	6.37	4.59	3,468
2007	5.90	6.37	9,384
2006	5.38	5.90	9,317
2005	5.00 (05/20/2005)	5.38	6,087
Fidelity® VIP Freedom 2020 Portfolio
2011	$6.27	$6.13	46,119
2010	5.54	6.27	4,888
2009	4.35	5.54	4,759
2008	6.54	4.35	4,203
2007	6.01	6.54	6,316
2006	5.47	6.01	5,485
2005	5.00 (05/20/2005)	5.47	122
Fidelity® VIP Freedom 2025 Portfolio
2011	$6.33	$6.12	537
2010	5.54	6.33	647
2009	4.31	5.54	654
2008	6.63	4.31	693
2007	6.08	6.63	773
2006	5.48	6.08	938
2005	5.00 (05/20/2005)	5.48	570
Fidelity® VIP Freedom 2030 Portfolio
2011	$6.18	$5.95	3,653
2010	5.39	6.18	4,625
2009	4.15	5.39	3,847
2008	6.78	4.15	3,578
2007	6.16	6.78	2,557
2006	5.52	6.16	533
2005	5.00 (05/20/2005)	5.52	164
Fidelity® VIP Asset ManagerSM Portfolio
2011	$11.73	$11.28	309,037
2010	10.39	11.73	355,198
2009	8.15	10.39	409,373
2008	11.58	8.15	494,247
2007	10.15	11.58	589,267
2006	9.58	10.15	739,082
2005	9.32	9.58	1,013,205
2004	8.95	9.32	1,307,102
2003	7.68	8.95	1,574,937
2002	8.52	7.68	1,801,385

17

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® VIP Contrafund® Portfolio
2011	$18.82	$18.12	419,334
2010	16.26	18.82	479,259
2009	12.13	16.26	554,862
2008	21.36	12.13	588,981
2007	18.40	21.36	781,372
2006	16.68	18.40	932,949
2005	14.44	16.68	1,096,372
2004	12.66	14.44	1,217,539
2003	9.98	12.66	1,365,801
2002	11.15	9.98	1,501,146
Fidelity® VIP Equity-Income Portfolio
2011	$11.89	$11.86	216,106
2010	10.46	11.89	244,011
2009	8.13	10.46	285,839
2008	14.36	8.13	358,359
2007	14.32	14.36	457,083
2006	12.06	14.32	532,221
2005	11.54	12.06	626,276
2004	10.48	11.54	800,706
2003	8.14	10.48	929,422
2002	9.92	8.14	1,044,755
Fidelity® VIP Growth Portfolio
2011	$12.86	$12.73	331,214
2010	10.49	12.86	370,962
2009	8.28	10.49	419,225
2008	15.87	8.28	477,997
2007	12.65	15.87	604,539
2006	11.99	12.65	761,894
2005	11.48	11.99	954,765
2004	11.24	11.48	1,290,813
2003	8.57	11.24	1,541,416
2002	12.41	8.57	1,703,339
Fidelity® VIP High Income Portfolio
2011	$9.74	$10.01	102,333
2010	8.67	9.74	136,556
2009	6.10	8.67	151,725
2008	8.23	6.10	162,799
2007	8.11	8.23	192,302
2006	7.38	8.11	257,162
2005	7.28	7.38	310,090
2004	6.72	7.28	396,131
2003	5.35	6.72	486,496
2002	5.24	5.35	503,559

18

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® VIP Index 500 Portfolio
2011	$14.69	$14.81	519,218
2010	12.94	14.69	581,716
2009	10.35	12.94	704,378
2008	16.63	10.35	813,540
2007	15.97	16.63	1,061,978
2006	13.97	15.97	1,264,276
2005	13.50	13.97	1,556,360
2004	12.36	13.50	1,860,942
2003	9.73	12.36	2,160,335
2002	12.68	9.73	2,336,745
Fidelity® VIP Mid Cap Portfolio Service Class
2011	$8.18	$7.20	6,923
2010	6.44	8.18	5,290
2009	5.00 (05/01/2009)	6.44	2,700
Fidelity® VIP Overseas Portfolio
2011	$9.84	$8.05	140,075
2010	8.81	9.84	164,464
2009	7.05	8.81	201,674
2008	12.71	7.05	222,005
2007	10.97	12.71	255,376
2006	9.41	10.97	274,739
2005	8.00	9.41	251,503
2004	7.13	8.00	226,012
2003	5.04	7.13	239,795
2002	6.40	5.04	248,603
Franklin Small Cap Value Securities Fund
2011	$5.38	$5.12	2,849
2010	4.24	5.38	4,124
2009	3.31	4.24	0
2008	5.00 (05/01/2008)	3.31	26
Franklin Templeton VIP Founding Funds Allocation
2011	$4.70	$4.58	1,493
2010	4.30	4.70	1,494
2009	3.34	4.30	1,496
2008	5.00 (05/01/2008)	3.34	2,074
Invesco V.I. Capital Development
2011	$5.00 (04/28/2011)	$4.10	5,904
Invesco V.I. Dividend Growth
2011	$5.00 (04/28/2011)	$4.57	417
Invesco V.I. Dynamics Fund
2011	$6.61	Closed	Closed
2010	5.41	6.61	3,835
2009	3.84	5.41	4,008
2008	7.50	3.84	3,566
2007	6.77	7.50	2,948
2006	5.98	6.77	2,661

19

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco V.I. Core Equity Fund II
2011	$6.67	$6.57	–
2010	6.19	6.67	–
2009	5.00 (05/01/2009)	6.19	0
Invesco Financial Services Fund
2011	$2.74	Closed	Closed
2010	2.52	2.74	756
2009	2.00	2.52	29
2008	4.99	2.00	917
2007	6.50	4.99	17,564
2006	5.65	6.50	6,789
2005	5.00 (04/20/2005)	5.65	0
Invesco V.I. Global Health Care Fund
2011	$5.95	$6.11	6,351
2010	5.72	5.95	3,862
2009	4.54	5.72	8,447
2008	6.44	4.54	7,713
2007	5.83	6.44	7,671
2006	5.61	5.83	11,706
2005	5.00 (04/20/2005)	5.61	5,768
Invesco V.I. Global Real Estate Fund
2011	$6.24	$5.76	20,962
2010	5.38	6.24	28,788
2009	4.14	5.38	33,476
2008	7.57	4.14	36,490
2007	8.12	7.57	62,974
2006	5.76	8.12	122,438
2005	5.00 (04/20/2005)	5.76	14,188
Invesco V.I. High Yield Fund
2011	$7.07	$7.05	7,558
2010	6.30	7.07	9,683
2009	4.18	6.30	11,478
2008	5.69	4.18	8,421
2007	5.69	5.69	6,347
2006	5.21	5.69	3,001
2005	5.00 (04/20/2005)	5.21	3,212
Invesco V.I. International Growth Fund
2011	$7.35	$6.75	4,939
2010	6.61	7.35	4,124
2009	5.00 (05/01/2009)	6.61	4,086
Invesco V.I. Utilities Fund
2011	$6.55	$7.54	17,294
2010	6.24	6.55	22,768
2009	5.50	6.24	28,608
2008	8.23	5.50	32,290
2007	6.91	8.23	38,272
2006	5.58	6.91	100,213
2005	5.00 (04/20/2005)	5.58	96,217

20

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Aspen Flexible Bond Portfolio
2011	$6.85	$7.22	120,708
2010	6.42	6.85	131,105
2009	5.74	6.42	117,369
2008	5.48	5.74	105,589
2007	5.19	5.48	57,549
2006	5.04	5.19	28,428
2005	5.00 (04/20/2005)	5.04	26,871
Janus Aspen Forty Portfolio
2011	$4.15	$3.82	917
2010	3.93	4.15	2,653
2009	2.72	3.93	4,964
2008	5.00 (05/01/2008)	2.72	930
Janus Aspen Overseas Portfolio
2011	$8.81	$5.89	6,926
2010	7.14	8.81	16,025
2009	5.00 (05/01/2009)	7.14	12,976
Janus Aspen Mid Cap Value
2011	$6.94	$6.65	6,587
2010	6.09	6.94	1,955
2009	5.00 (05/01/2009)	6.09	162
Janus Aspen Worldwide Portfolio
2011	$5.88	$5.01	4,936
2010	5.14	5.88	2,335
2009	3.78	5.14	4,994
2008	6.91	3.78	3,390
2007	6.39	6.91	8,934
2006	5.47	6.39	6,406
2005	5.00 (04/20/2005)	5.47	1,055
Neuberger Berman AMT Mid-Cap Growth Portfolio
2011	$8.02	$7.94	1,178
2010	6.31	8.02	849
2009	5.00 (05/01/2009)	6.31	813
Neuberger Berman AMT Regency Portfolio
2011	$6.30	$5.82	8,548
2010	5.06	6.30	12,439
2009	3.50	5.06	13,576
2008	6.53	3.50	20,190
2007	6.40	6.53	32,222
2006	5.83	6.40	34,136
2005	5.00 (04/20/2005)	5.83	29,880
Neuberger Berman AMT Short Duration Bond Portfolio
2011	$5.32	$5.27	9,704
2010	5.11	5.32	12,010
2009	4.57	5.11	17,392
2008	5.34	4.57	23,091
2007	5.16	5.34	54,828
2006	5.02	5.16	20,331
2005	5.00 (04/20/2005)	5.02	15,527

21

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Neuberger Berman Small Cap Growth Portfolio
2011	$4.97	$4.86	1,721
2010	4.21	4.97	1,268
2009	3.47	4.21	1,224
2008	5.81	3.47	1,170
2007	5.85	5.81	28,007
2006	5.63	5.85	33,482
2005	5.00 (04/20/2005)	5.63	37,603
Pioneer Emerging Markets VCT Portfolio
2011	$4.38	$3.32	13,370
2010	3.83	4.38	13,108
2009	2.22	3.83	28,807
2008	5.00 (05/01/2008)	2.22	414
Pioneer Equity Income VCT Portfolio Series
2011	$7.19	$7.51	–
2010	6.11	7.19	–
2009	5.00 (05/01/2009)	6.11	366
Pioneer Fund VCT Portfolio
2011	$6.00	$5.67	19,587
2010	5.23	6.00	17,821
2009	4.23	5.23	10,144
2008	6.52	4.23	10,631
2007	6.29	6.52	7,682
2006	5.54	6.29	3,741
Pioneer Growth Opportunities VCT Portfolio
2011	$6.25	$6.04	6,750
2010	5.27	6.25	5,623
2009	3.69	5.27	4,862
2008	5.79	3.69	4,732
2007	6.10	5.79	8,910
2006	5.85	6.10	12,042
2005	5.00 (04/20/2005)	5.85	9,029
Royce Small-Cap Portfolio
2011	$5.59	$5.34	13,295
2010	4.69	5.59	5,655
2009	3.52	4.69	4,977
2008	5.00 (05/01/2008)	3.52	16
T. Rowe Price Blue Chip Growth Portfolio
2011	$6.23	$6.25	27,605
2010	5.42	6.23	25,419
2009	3.86	5.42	25,032
2008	6.80	3.86	36,958
2007	6.11	6.80	44,767
2006	5.64	6.11	39,193
2005	5.00 (04/20/2005)	5.64	10,121

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CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Equity Income Portfolio
2011	$14.72	$14.43	417,966
2010	12.96	14.72	480,293
2009	10.45	12.96	605,197
2008	16.56	10.45	697,547
2007	16.24	16.56	892,226
2006	13.82	16.24	1,068,164
2005	13.46	13.82	1,278,129
2004	11.86	13.46	1,475,903
2003	9.57	11.86	1,660,201
2002	11.16	9.57	1,789,805
T. Rowe Price Limited-Term Bond Portfolio
2011	$5.88	$5.90	16,035
2010	5.78	5.88	69,703
2009	5.40	5.78	70,097
2008	5.39	5.40	32,399
2007	5.17	5.39	9,732
2006	5.03	5.17	12,307
2005	5.00 (04/20/2005)	5.03	12,952
Templeton Foreign Securities Fund
2011	$7.28	$6.42	6,564
2010	6.80	7.28	4,909
2009	5.00 (05/01/2009)	6.80	936
Templeton Global Bond Securities Fund
2011	$6.68	$6.55	25,718
2010	5.89	6.68	20,333
2009	5.02	5.89	36
2008	5.00 (05/01/2008)	5.02	39
Timothy Plan® Conservative Growth Variable
2011	$5.96	$6.00	5,409
2010	5.37	5.96	5,247
2009	4.43	5.37	4,016
2008	6.27	4.43	3,324
2007	5.84	6.27	4,033
2006	5.42	5.84	7,533
2005	5.00 (04/20/2005)	5.42	3,122
Timothy Plan® Strategic Growth Variable
2011	$5.77	$5.49	–
2010	5.06	5.77	–
2009	3.96	5.06	1,011
2008	6.63	3.96	1,012
2007	6.10	6.63	1,387
2006	5.62	6.10	1,831
2005	5.00 (04/20/2005)	5.62	709
Vanguard® VIF Diversified Value Portfolio
2011	$4.62	$4.75	7,578
2010	4.28	4.62	6,452
2009	3.42	4.28	2,234
2008	5.00 (05/01/2008)	3.42	637

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CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard® VIF Mid-Cap Index Portfolio
2011	$6.83	$6.61	58,188
2010	5.52	6.83	83,629
2009	3.98	5.52	114,054
2008	6.93	3.98	120,066
2007	6.61	6.93	115,782
2006	5.88	6.61	114,233
2005	5.00 (04/20/2005)	5.88	52,623
Vanguard® VIF Small Company Growth Portfolio
2011	$7.05	$7.05	23,893
2010	5.41	7.05	16,571
2009	3.93	5.41	22,033
2008	6.58	3.93	16,077
2007	6.42	6.58	13,610
2006	5.90	6.42	12,785
2005	5.00 (04/20/2005)	5.90	1,472
Vanguard® VIF Total Bond Market Index Portfolio
2011	$6.27	$6.66	101,322
2010	5.96	6.27	136,535
2009	5.69	5.96	139,197
2008	5.48	5.69	132,994
2007	5.19	5.48	42,714
2006	5.03	5.19	42,777
2005	5.00 (04/20/2005)	5.03	13,951

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INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

American United Life Insurance Company®

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2011, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $25,970.8 million and had equity of $2,121.6 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. One America Securities, Inc. is registered as a broker-dealer with the SEC.

Variable Account

AUL American Individual Unit Trust was established by AUL on April 14, 1994, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds. Premiums may be allocated to one (1) or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities, Funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

The Funds

Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century® Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity® Variable Insurance Products Freedom Funds, Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds, Janus Aspen Series, Neuberger Berman, Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan® and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account

Revenue AUL Receives

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative,

25

marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

Rule 12b-1 Fees & Other Fees. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

Administrative, Marketing and Support Service Fees ("Support Fees"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their indirect investment in the underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable Annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide information on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, Fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Fund	Objective
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.

Alger Small Cap Growth Portfolio	Seeks long-term capital appreciation.

AllianceBernstein VPS International Growth Portfolio	Seeks long-term capital growth.

AllianceBernstein VPS International Value Portfolio	Seeks long-term capital growth.

AllianceBernstein VPS Small/Mid Cap Value Portfolio	Seeks long-term growth of capital.

American Century® VP Capital Appreciation Fund	Seeks capital growth and seeks income as a secondary objective.

American Century® VP Income & Growth Fund	Seeks capital growth and income as a secondary objective.

American Century® VP International Fund	Seeks capital growth.

American Century® VP Mid Cap Value Fund	Seeks long-term capital growth and seeks income as a secondary objective

American Century® VP Ultra® Fund	Seeks long-term capital growth.

American Century® VP VistaSM Fund	Seeks long-term capital growth.

Calvert VP SRI Mid Cap Growth Portfolio	Seeks long-term capital appreciation.

Columbia Variable Portfolio – Short Duration US Government Fund	Seeks high level of current income and safety of principal.

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Fund	Objective
Columbia Variable Portfolio – Small Cap Value Fund	Seeks long-term capital appreciation.

Dreyfus Investment Portfolios, Small-Cap Stock Index Portfolio	Seeks capital appreciation.

Dreyfus Investment Portfolios, Technology Growth Portfolio	Seeks to match the performance of the S&P Small Cap 600® Index

Dreyfus Variable Investment Portfolio, Appreciation Portfolio	Seeks long-term capital growth and seeks current income as a secondary objective.

Fidelity® VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation.

Fidelity® VIP Freedom 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Asset ManagerSM Portfolio	Seeks to obtain high total return.

Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income.

Fidelity® VIP Growth Portfolio	Seeks capital appreciation.

Fidelity® VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.

Fidelity® VIP Index 500 Portfolio	Seeks t results that correspond to the total return of common stocks that comprise the by the S&P 500® Index.

Fidelity® VIP Mid-Cap Portfolio	Seeks long-term growth of capital.

Fidelity® VIP Overseas Portfolio	Seeks long-term capital appreciation.

Franklin Small Cap Value Securities Fund	Seeks long-term total return.

Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation and income as a secondary objective.

Invesco Van Kampen V.I .Mid Cap Growth Fund (Formerly Invesco V.I. Capital Development Fund)	Seeks long-term growth of capital.

Invesco V.I. Core Equity Fund	Seeks growth of capital.

Invesco V.I. Diversified Dividend Growth Fund (Formerly Invesco V.I. Dividend Growth Fund)	Seeks current income and long-term growth of income and capital.

Invesco V.I. Global Health Care Fund	Seeks long-term capital growth.

Invesco V.I. Global Real Estate Fund	Seeks high total return.

Invesco V.I. High Yield Fund	Seeks a high level of current income.

Invesco V.I. International Growth Fund	Seeks long-term capital growth.

Invesco V.I. Utilities Fund	Seeks capital growth and current income.

Janus Aspen Series Flexible Bond Portfolio	Seeks to obtain maximum total return.

Janus Aspen Forty Portfolio	Seeks long-term growth of capital.

Janus Aspen Overseas Portfolio	Seeks long-term capital growth

Janus Aspen Perkins Mid Cap Value Portfolio	Seeks capital appreciation.

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Fund	Objective
Janus Aspen Worldwide Portfolio	Seeks long-term capital growth.

Neuberger Berman AMT Mid Cap Growth Portfolio	Seeks growth of capital.

Neuberger Berman AMT Regency Portfolio	Seeks growth of capital.

Neuberger Berman AMT Short Duration Bond Portfolio	Seeks highest available income and total return as a secondary objective.

Neuberger Berman Small Cap Growth Portfolio	Seeks long-term capital growth.

OneAmerica Asset Director Portfolio	Seeks to provide high total return.

OneAmerica Investment Grade Bond Portfolio	Seeks a high level of income and capital appreciation as a secondary objective.

OneAmerica Money Market Portfolio	Seeks to provide a level of current income.

OneAmerica Value Portfolio	Seeks long-term capital appreciation and current investment income as a secondary objective.

Pioneer Emerging Markets VCT Portfolio	Seeks long-term growth of capital.

Pioneer Equity Income VCT Portfolio	Seeks current income and long-term growth of capital.

Pioneer Fund VCT Portfolio	Seeks reasonable income and capital growth.

Pioneer Growth Opportunities VCT Portfolio	Seeks capital growth.

Royce Small-Cap Portfolio	Seeks long-term capital growth.

T. Rowe Price Blue Chip Growth Portfolio	Seeks to provide long-term growth and seeks income as a secondary objective.

T. Rowe Price Equity Income Portfolio	Seeks high current income and long-term capital growth.

T. Rowe Price Limited-Term Bond Portfolio	Seeks high level of current income.

Templeton Foreign Securities Fund	Seeks long-term growth.

Templeton Global Bond Securities Fund	Seeks high current income.

The Timothy Plan® Conservative Growth Portfolio	Seeks long-term capital growth.

The Timothy Plan® Strategic Growth Portfolio	Seeks long-term capital growth.

Vanguard® VIF Diversified Value Portfolio	Seeks long-term capital appreciation and income.

Vanguard® VIF Mid-Cap Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Vanguard® VIF Small Company Growth Portfolio	Seeks long term capital appreciation.

Vanguard® VIF Total Bond Market Index Portfolio	Seeks to track the performance of a broad, market-weighted bond index.

THE CONTRACTS

General

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain Federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) Annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and (4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

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PREMIUMS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

Application for a Contract

Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.

Premiums Under the Contracts

Premium payments under Flexible Premium Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums for Flexible Premium Contracts may vary in amount and frequency but each Premium payment must be at least $50. Premiums must accumulate a total of at least $300 each Contract Year for the first three (3) Contract Years. Premiums may not total more than $12,000 in any one Contract Year unless otherwise agreed to by AUL.

For One Year Flexible Premium Contracts, Premiums may vary in amount and frequency except that additional Premiums will only be accepted during the first Contract Year. Each such Premium payment must be at least $500; Premiums must total at least $5,000 in the first Contract Year for non-qualified plans and $2,000 in the first Contract Year for Qualified Plans, and all Premiums combined may not exceed $1,000,000 unless otherwise agreed to by AUL.

If the minimum Premium amounts under Flexible Premium or One Year Flexible Premium Contracts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Contract Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at its Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Corporate Office. AUL reserves the right to refuse to accept new Premiums for a contract at any time.

Free Look Period

The Owner has the right to return the Contract for any reason within the Free Look Period which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Free Look Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund either the greater of (1) Premium payments or (2) the Contract Value as of the end of the Valuation Period in which AUL receives the Contract.

Allocation of Premiums

Initial Premiums will be allocated among the Investment Accounts of the Variable Account or to the Fixed Account as instructed by the Contract Owner. Allocation to the Investment Accounts and the Fixed Account must be made in increments of 1 percent.

A Contract Owner may change the allocation instructions at any time by giving Proper Notice of the change to AUL at its Corporate Office and such allocation will continue in effect until subsequently changed. Any such change in allocation instructions will be effective upon receipt of the change in allocation instructions by AUL at its Corporate Office. Changes in the allocation of future Premiums have no effect on Premiums that have already been applied. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account or the Fixed Account in the manner described in "Transfers of Account Value."

Transfers of Account Value

All or part of an Owner's Contract Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of a proper written request by AUL at its Corporate Office. The minimum amount that may be transferred from any one (1) Investment Account is $500 or, if less than $500, the Owner's remaining Contract Value in the Investment Account, provided however, that amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20 percent of the Owner's Fixed Account Value as of the beginning of that Contract Year. If, after any transfer, the Owner's remaining Contract Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Contract Value.

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Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account In addition, no charges are currently imposed upon transfers. AUL reserves the right, however, at a future date, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures.

Part of a Contract Owner's Fixed Account Value may be transferred to one (1) or more Investment Accounts of the Variable Account during the Accumulation Period subject to certain limitations as described in " Fixed Account."

Abusive Trading Practices

Late Trading

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its Portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

Market Timing

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, policyholder trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all policyholders consistently.

If it is determined that the trading activity violates any Fund's trading policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Fund. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.

Dollar Cost Averaging Program

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from the MMIA to the OneAmerica Value Investment Account. The following table illustrates the effect of DCA over a six (6) month period.

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Month	Transfer Amount	Unit Value	Units Purchased
1	$1,000	$20	50
2	$1,000	$25	40
3	$1,000	$30	33.333
4	$1,000	$40	25
5	$1,000	$35	28.571
6	$1,000	$30	33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

Under a DCA Program, the Owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program, whichever occurs first.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to or from the Fixed Account are not permitted under the DCA. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA to Contract Owners at no charge and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at its Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date. To participate in the Program, a minimum deposit of $10,000 is required.

Contract Owner's Variable Account Value

Accumulation Units

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

Accumulation Unit Value

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the MMIA was initially set at $1 and $5 for each of the other Investment Accounts. Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

Net Investment Factor

The Net Investment Factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a) is equal to:

(1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

(2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

(3) a credit or charge with respect to taxes, if any, paid or reserved by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no Federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.

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CASH WITHDRAWALS AND THE DEATH PROCEEDS

Cash Withdrawals

During the lifetime of the Annuitant, at any time before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a proper written request in a form acceptable to AUL is received by AUL at its Corporate Office. A surrender of a Contract Owner's Variable Account Value will result in a withdrawal payment equal to the Owner's Contract Value allocated to the Variable Account as of the end of the Valuation Period during which AUL receives Proper Notice, minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Contract Value. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Owner's Contract Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. Requests for a withdrawal that would leave a Contract Value of less than $5000 for a nonqualified One (1) Year Flexible Premium Contract ($2,000 for a qualified contract) and less than the required cumulative minimum for a Flexible Premium Contract will be treated as a request for a surrender. AUL may change or waive this provision at its discretion.

The minimum amount that may be withdrawn from a Contract Owner's Contract Value is $200 for Flexible Premium Contracts and $500 for One (1) Year Flexible Premium Contracts. If the remaining Contract Value is less than these amounts, a request for a withdrawal will be treated as a surrender of the Contract. In addition, the Contracts may be issued in connection with certain retirement programs that are subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account as instructed, and if the Owner does not specify, in proportion to the Owner's Contract Value in the various Investment Accounts and the Fixed Account. A withdrawal will not be effected until proper instructions are received by AUL at its Corporate Office.

A surrender or a withdrawal may result in the deduction of a withdrawal charge and may be subject to a premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal that results in receipt of proceeds by a Contract Owner may result in receipt of taxable income to the Contract Owner and, in some instances, a tax penalty. In addition, distributions under certain Qualified Plans may result in a tax penalty. See "Tax Penalty For All Annuity Contracts." Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

Loan Privileges

Loan privileges are only available on qualified Contracts under 401 or 403(b). Prior to the Annuitization Date, the Owner of a Contract qualified may receive a loan from the Contract Value subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans.

Loans from qualified Contracts are available beginning 30 days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Contract Value. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80 percent of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40 percent of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50 percent of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one (1) year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above. We reserve the right to limit the number of loans outstanding at any time.

Loans will be administered according to the specific loan agreement, which may be requested from the Corporate Office.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five (5) years. Loans used to purchase the principal residence of the Contract Owner may be repaid within fifteen (15) years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Contract Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Proceeds will be reduced by the amount of the outstanding loan plus accrued interest. If Annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, AUL reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

If a loan payment (which consists of principal and interest) is not made when due, interest will continue to accrue, and the entire loan will be treated as a deemed distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a distribution of at least that amount, and this

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amount may again be treated as a distribution where required by law. Additional loans may not be available while a previous loan remains in default.

AUL reserves the right to modify the term or procedures if there is a change in applicable law. AUL also reserves the right to assess a loan processing fee.

Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts.

The Death Proceeds

If a Contract Owner dies at or after age 76, the amount of the Death Proceeds is equal to the Contract Owner's Contract Value as of the end of the Valuation Period in which due proof of death is received by AUL at its Corporate Office. If a Contract Owner or, as described below, an Annuitant, dies before age 76, the Death Proceeds will be the greater of the Contract Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by AUL at its Corporate Office or the value given by (a)-(b)-(c)+(d) where: (a) is the net Premiums; (b) is any amounts withdrawn (including any withdrawal charges) prior to death; (c) is the annual fees assessed prior to death; and (d) is the interest earned on (a)-(b)-(c), credited at an annual effective rate of 4 percent until the date of death.

Death of the Owner

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. If a settlement option is elected, the Beneficiary must be named the Annuitant and payments must begin within one (1) year of the Contract Owner's death. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Contract Value without any early withdrawal charge. However, depending upon the circumstances, a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

Death of the Annuitant

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Contract Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one (1) of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Payments from the Variable Account

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Contract Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven (7) days from the date a proper request is received at the Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account, see "The Fixed Account."

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CHARGES AND DEDUCTIONS

Premium Tax Charge

Various states impose a tax on Premiums received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a premium tax charge to reimburse itself for premium taxes that it incurs. This charge will be deducted as premium taxes are incurred by AUL, which is usually when an Annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.

Withdrawal Charge

No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, then depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge), may be assessed by AUL on the amount withdrawn if the Contract has not been in existence for a certain period of time. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12 percent of the Contract Value at the most recent Contract Anniversary. Any transfer of Contract Value from the Fixed Account to the Variable Account will reduce the Free Withdrawal Amount by the amount transferred. The chart below illustrates the amount of the withdrawal charge that applies to both variations of Contracts based on the number of years that the Contract has been in existence.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8.5 percent of the total Premiums paid on a Flexible Premium Contract or 8 percent of the total Premiums paid on a One (1) Year Flexible Premium Contract. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

A withdrawal charge may be assessed upon annuitization of a Contract. For a Flexible Premium Contract, no withdrawal charge will apply if the Contract is in its fifth Contract Year or later and a life Annuity or survivorship Annuity option is selected. For a One (1) Year Flexible Premium Contract, no withdrawal charge will apply if a life Annuity or survivorship option is selected and if the Contract is in its fourth (4th) Contract Year or later and the fixed income option for a period of ten (10) or more years is chosen. Otherwise, the withdrawal charge will apply.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8.5 percent of the total Premiums paid on a Flexible Premium Contract or 8 percent of the total Premiums paid on a One (1) Year Flexible Premium Contract.

Charge on Withdrawal Exceeding 12% Free Withdrawal Amount

Contract Year	1	2	3	4	5	6	7	8	9	10	11 or more
Flexible Premium Contracts	10%	9%	8%	7%	6%	5%	4%	3%	2%	1%	0%
One Year Flexible Premium Contracts	7%	6%	5%	4%	3%	2%	1%	0%	0%	0%	0%

Mortality and Expense Risk Charge

AUL deducts a daily charge from the Variable Account prior to the calculation of the unit value. (Please see the Expense Table for the charge). This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.

Annual Contract Fee

AUL deducts an Annual Contract fee from each Owner's Contract Value equal to the lesser of 2 percent of the Contract Value or $30 per year. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. The Annual Contract fee is waived on each Contract Anniversary when the Contract Value, at the time the charge would otherwise have been imposed, exceeds $50,000. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Contract Value allocated among the

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Investment Accounts and the Fixed Account. The purpose of this fee is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account. AUL does not expect to profit from this fee.

Other Charges

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed.

Variations in Charges

AUL may reduce or waive the amount of the withdrawal charge and administrative charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or administrative charge may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive the withdrawal charge and administrative charge on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

Guarantee of Certain Charges

AUL guarantees that the mortality and expense risk charge shall not increase. AUL may increase the Annual Contract fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.

ANNUITY PERIOD

General

On the Annuity Date, the adjusted value of the Owner's Contract Value may be applied to provide an Annuity under one (1) of the options described in "Annuity Options." The adjusted value will be equal to the value of the Owner's Contract Value as of the Annuity Date, reduced by any applicable Premium or similar taxes, and any applicable withdrawal charge. For a Flexible Premium Contract, no withdrawal charge will apply if the Contract is in its fifth (5th) Contract Year or later and a life Annuity or survivorship Annuity option is selected. For a One (1) Year Flexible Premium Contract, no withdrawal charge will apply if a life Annuity or survivorship Annuity Option is selected and if the Contract is in its fourth (4th) Contract Year or later and the fixed income option for a period of ten (10) or more years is chosen. Otherwise, the withdrawal charge will apply.

The Contracts provide for three (3) Annuity Options, any one (1) of which may be elected, except as otherwise noted. A lump-sum distribution may also be elected. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (as adjusted), except that in the case of Option 1, age is not a consideration. The Annuity rates are based upon an assumed interest rate of 3 percent, compounded annually. Generally, if no Annuity Option has been selected for a Contract Owner, annuity payments will be made to the Annuitant under Option 2. For Contracts used in connection with certain Employee Benefit Plans and employer sponsored 403(b) Programs, Annuity payments to Contract Owners who are married will be made under Option 3, with the Contract Owner's spouse as contingent Annuitant, unless the Contract Owner otherwise elects and obtains his or her spouse's consent. Annuity payments will begin as of the Annuity Date. Once Annuity payments have commenced, a Contract Owner cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $100 each, AUL has the right to make either a lump-sum settlement or to make larger payments on a less frequent basis. AUL also reserves the right to change the minimum payment amount.

A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Corporate Office prior to the Annuity Date. AUL may also require additional information before Annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding Annuity dates and options. To help ensure timely receipt of the first Annuity payment, a transfer of a Contract Owner's Contract Value in the Variable Account should be made to the Fixed Account at least two (2) weeks prior to the Annuity Date.

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Annuity Options

Option 1 – Income for A Fixed Period

An Annuity payable monthly for a fixed period (not more than twenty (20) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary.

Option 2 – Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant. A minimum number of payments can be guaranteed such as one hundred-twenty (120) or the number of payments required to refund the proceeds applied.

Option 3 – Survivorship Annuity

An Annuity payable monthly during the lifetime of the Annuitant and, after the death of the Annuitant, an amount equal to 50 percent, or 100 percent (as specified in the election) of such Annuity, will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

An election of this option is automatically cancelled if either the Contract Owner or the contingent Annuitant dies before the Annuity Date.

Selection of an Option

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the applicable Qualified Plan for pertinent limitations respecting the form of Annuity payments, the commencement of distributions, and other matters. For instance, Annuity payments under a Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 100 percent election specified above may not be available.

THE FIXED ACCOUNT

Contributions or transfers to the Fixed Account become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see the Contract itself.

Interest

A Contract Owner's Fixed Account Value earns interest at fixed rates that are paid by AUL. The Account Value in the Fixed Account earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate of 3 percent ("Guaranteed Rate"). AUL will determine a Current Rate from time to time, and any Current Rate that exceeds the Guaranteed Rate will be in effect for a period of at least one (1) year. If AUL determines a Current Rate in excess of the Guaranteed Rate, Premiums allocated or transfers to the Fixed Account under a Contract during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year.

Amounts contributed or transferred to the Fixed Account earn interest at the Current Rate then in effect. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Contract Owner's Fixed Account Value may be earning interest at different Current Rates for different periods of time, depending

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upon when such portions were originally contributed or transferred to the Fixed Account. AUL bears the investment risk for Contract Owner's Fixed Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.

Withdrawals

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

Transfers

A Contract Owner's Fixed Account Value may be transferred from the Fixed Account to the Variable Account subject to certain limitations. The minimum amount that may be transferred from the Fixed Account is $500 or, if the Fixed Account Value is less than $500, the Contract Owner's remaining Fixed Account Value. If the amount remaining in the Fixed Account after a transfer would be less than $500, the remaining amount will be transferred with the amount that has been requested. The maximum amount that may be transferred in any one (1) Contract Year is the lesser of 20 percent of a Contract Owner's Fixed Account Value as of the last Contract Anniversary preceding the request, or the Contract Owner's entire Fixed Account Value if it would be less than $500 after the transfer. Transfers and withdrawals of a Contract Owner's Fixed Account Value will be effected on a last-in first-out basis. For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."

Contract Charges

The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Value as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account. The charge for mortality and expense risks will not be assessed against the Fixed Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Contract Value is allocated to the Fixed Account; however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

Payments from the Fixed Account

Surrenders, withdrawals, and transfers from the Fixed Account and payment of Death Proceeds based upon a Contract Owner's Fixed Account Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at its Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Value.

MORE ABOUT THE CONTRACTS

Designation and Change of Beneficiary

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary (or contingent Annuitant) must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

Assignability

A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the

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interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at its Corporate Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.

However, under certain Qualified Plans, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.

Proof of Age and Survival

AUL may require proof of age, sex, or survival of any person on whose life Annuity payments depend.

Misstatements

If the age or sex of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

Acceptance of New Premiums

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

FEDERAL TAX MATTERS

Introduction

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on Annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of Qualified Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect Annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the Qualified Plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving Annuity payments under a Contract, should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT AND INFORMATION CONTAINED HEREIN IS NOT INTENDED AND SHOULD NOT BE CONSIDERED TAX ADVICE. THE OWNER SHOULD CONSULT HIS OR HER TAX ADVISOR.

Diversification Standards

Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract Owner's control of the investments of a separate account may cause the contract Owner, rather than the AUL, to be treated as the Owner of the assets held by the separate account.

If the variable Contract Owner is considered the Owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. At present, it is not clear, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as Annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

Taxation of Annuities in General – Non-Qualified Plan

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an Annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards".

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1. Surrenders or Withdrawals Prior to the Annuity Date

Code Section 72 provides that amounts received upon a surrender or withdrawal from a contract prior to the Annuity Date generally will be treated as gross income to the extent that the cash value of the Contract (determined without regard to any surrender charge in the case of a withdrawal or surrender) exceeds the "investment in the contract." In general, the "investment in the contract" is that portion, if any, of Premiums paid under a contract less any distributions received previously under the contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract. Similarly, loans under a contract generally are treated as distributions under the contract.

2. Surrenders or Withdrawals on or after the Annuity Date

Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the contract exceeds the investment in the contract.

3. Amounts received as an Annuity

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of Annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludible portion of Annuity payments to date equals the investment in the contract, the balance of the Annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from employee benefit plans and 403(b) arrangements.

4. Penalty Tax on Certain Surrenders and Withdrawals

With respect to amounts withdrawn or distributed before the recipient reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (2) attributable to the recipient's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the recipient, or the joint lives (or joint life expectancies) of the recipient and his Beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first (1st) year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five (5) years from the date of the first payment and after the recipient attains age 59 1/2, or (b) before the recipient reaches age 59 1/2.

Additional Considerations

1. Distribution-at-Death Rules

In order to be treated as an Annuity contract, a contract must provide the following two (2) distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the contract must generally be distributed within five (5) years after the date of death, or, if payable to a designated Beneficiary, must be distributed over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, commencing within one (1) year after the date of death of the Owner. If the designated Beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary Annuitant is considered the Owner. In that case, a change in the primary Annuitant will be treated as the death of the Owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's spouse. The endorsement that allows for joint ownership applies to spouses only.

2. Gift of Annuity Contracts

Generally, gifts of contracts (not purchased in connection with a Qualified Plan) before the Annuity Commencement Date will trigger income tax on the gain on the contract, with the donee getting a stepped-up basis for the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce. The 10 percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.

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3. Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation in connection with its Non-Tax Qualified Deferred Compensation Plan) the income on that contract (generally the Account Value less the Premium payments) is includible in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the contract is acquired by the estate of a decedent, where the contract is held by certain types of retirement plans, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of an employee benefit plan, and in the case of immediate Annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.

4. Multiple Contract Rule

For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Annuity contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one (1) contract. Thus, any amount received under any such contract prior to the contract's Annuity Commencement Date, such as a withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this new rule.

Qualified Plans

The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept Beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Securities Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

1. Individual Retirement Annuities

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit. Any refund of Premium must be applied to payment of future Premiums or the purchase of additional benefits. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

2. Roth IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute nondeductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

3. Corporate Pension and Profit Sharing Plans

Code Section 401(a) permits corporate employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits there under.

In order for a retirement plan to be "qualified" under Code Section 401, it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees; (3) provide contributions or benefits that do not exceed certain limitations; (4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5) provide for distributions that comply with certain minimum distribution requirements;

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(6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

4. Tax-Deferred Annuities

Section 403(b) of the Code permits the purchase of "tax deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

On July 26, 2007, the IRS issued final regulations for tax-sheltered Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these new regulations are 1) by December 31, 2009, all 403(b) arrangements must have a written plan, 2) as of September 24, 2007, transfers previously permitted pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets is permitted, provided that the transfer is a change of investment among approved vendors within the same plan, to a plan of another employer, or if there is an information sharing agreement in place with the successor vendor, 4) plans may include language that permits plan termination and distribution of benefits, 5) employers must ensure that loans and hardship distributions are made in accordance with the applicable plan and IRS rules, 6) employers must have a services agreement in place with each approved vendor, 7) employers must have a process to ensure contributions are made in compliance with the applicable limits, and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.

5. Deferred Compensation Plans

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

Qualified Plan Federal Taxation Summary

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten (10) or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan or IRA. Non periodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.

403(b) Programs – Constraints on Withdrawals

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase Annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-sheltered Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

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Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one (1) of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

401 or 403(b) Programs – Loan Privileges

Generally, to the extent loans are permitted under the Contract, loans are non-taxable. However, loans under a 401 or 403(b) contract are taxable in the event that the loan is in default. Please consult the Owner's tax advisor for more details.

OTHER INFORMATION

Mixed and Shared Funding

The portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor AUL currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

Voting of Shares of the Funds

AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a Contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing accumulation units of the corresponding Investment Account

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attributable to a Contract by the total accumulation units of all Contracts on a particular date by times shares owned by AUL of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a Contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company Separate Account that funds variable annuity and variable life contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

Substitution of Investments

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by Federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one (1) or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one (1) or more Investment Accounts and may establish a committee, board, or other group to manage one (1) or more aspects of the operation of the Variable Account.

Changes to Comply With Law and Amendments

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any Federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations there under or any state statute or regulation.

Reservation of Rights

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

Periodic Reports

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

Legal Proceedings

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

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Legal Matters

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the Federal securities and Federal income tax laws have been passed upon by Dechert LLP.

Financial Statements

Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2011 are included in the Statement of Additional Information.

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STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

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No dealer, salesman or any other person is authorized by the AUL American Individual Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Unit Trust, AUL and its variable annuities, please reference the Registration Statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation ("FDIC"); are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN INDIVIDUAL UNIT TRUST

Individual Variable Annuity Contracts

Sold By

AMERICAN UNITED
LIFE INSURANCE COMPANY®

One American Square
Indianapolis, Indiana 46282

PROSPECTUS

Dated: May 1, 2012

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This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Please read this prospectus carefully before you invest or send money.Variable life and variable annuities issued by American United Life Insurance Company® (AUL) are distributed by OneAmerica® Securities, Inc. member of FINRA, SIPC, a wholly-owned subsidiary of AUL.

American United Life Insurance Company®
a ONEAMERICA® company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368

© 2012 American United Life Insurance Company®. All rights reserved. OneAmerica® and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

7-13945     5/1/12

STATEMENT OF ADDITIONAL INFORMATION FOR

IVA –

AUL AMERICAN INDIVIDUAL UNIT TRUST

INDIVIDUAL VARIABLE ANNUITY CONTRACTS

ONEAMERICA® FUNDS, INC.

Products and financial services provided by:

American United Life Insurance Company®

a ONEAMERICA® company

P.O. Box 368, Indianapolis, Indiana 46206-0368

Telephone: (317) 285-4045

MAY 1, 2011

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

AUL American Individual Unit Trust

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company(R)

One American Square

Indianapolis, Indiana 46282

(800) 537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Individual Unit Trust, dated May 1, 2012

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) (“AUL”) at the address listed above.

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GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

AUL is the Principal Underwriter for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, is the distributor of the Contracts. OneAmerica Securities, Inc. is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority. (“FINRA”).

AUL serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the

3

Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated investment company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three (3) investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or

4

in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) PROGRAMS

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $17,000 for 2012. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $20,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludible from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $50,000, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

5

408 AND 408A PROGRAMS

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludible from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,000 per year and thereafter or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,000 limit. The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $50,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 PROGRAMS

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $17,000, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one

6

457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the participant in the year made, if any, is excluded from gross income as a return of the participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the participant’s investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludible.

The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $50,000, or (b) 100 percent of a participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participant will receive under the plan formula. The maximum annual benefit any participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

7

TAX PENALTY FOR ALL ANNUITY CONTRACTS

Any distribution made to a Contract Owner who is a participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a) the Contract Owner has attained age 59 1/2;

(b) the Contract Owner has died; or

(c) the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND TAX-DEFERRED ANNUITIES

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 pecent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2011 and 2010 and the related consolidated statements of operations, changes in shareholder’s equity

8

and comprehensive income and statements of cash flows for the years then ended December 31, 2011, December 31, 2010 and December 31, 2009, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2011 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

Financial Statements

Financial Statements of the Registrant

The financial statements of AUL American Individual Unit Trust as of December 31, 2011 are included in this Statement of Additional Information.

9

March 30, 2012

A Message From

The Chairman, President and Chief Executive Officer of
American United Life Insurance Company®

To Participants in AUL American Individual Unit Trust

It would be an understatement to characterize 2011 as challenging. One only has to look at the magnitude of events that occurred last year on a global basis which had a profound effect on investor mentality and performance. As we started the year, strategists were generally optimistic regarding potential investment returns as a result of the improved economic environment and strong corporate profitability.

But we were quickly inundated by a series of negative events. Uprisings in the Middle East and Northern Africa caused a surge in oil prices which basically acted as a tax on corporations and consumers. In March, Japan was hit by a devastating earthquake that triggered a 30-foot tsunami, which ultimately raised the fear of a nuclear disaster and caused disruptions to the global supply chain. And by midsummer, fear of a double-dip recession in the U.S. began to emerge.

During the third quarter, anxiety surrounding the European debt crisis took center stage as Greece teetered on the brink of default and the contagion began spreading to other core Eurozone countries. Despite repeated summit meetings, investors remained frustrated with the perceived lack of conviction among European political leaders and their inability to craft a viable plan to deal with fiscal and economic policies.

There was also a growing lack of confidence in our own fiscal policymakers as we witnessed a threatened government shutdown in April over spending cuts, a near-default during the summer as Congress wrangled over raising our national debt ceiling, the inability of Congress’ “Super Committee” to agree upon deficit reduction measures, and the year-end dilemma over extending payroll tax cuts and unemployment benefits. This ongoing acrimony led to the first-ever downgrade of the U.S. credit rating by Standard & Poor’s to AA+ from AAA.

Based on the events described, it is not surprising that investment volatility remained elevated during 2011. Despite enduring disheartening swings throughout the year, the S&P 500 ended the year essentially flat on a price basis and advanced only 2.1 percent on a total return basis (including dividends.) Yet despite these lackluster results, this meager return was still attractive relative to most global equity benchmarks.

We experienced interesting dynamics in the fixed income market as well. Despite the unprecedented downgrade of our U.S. credit rating and the mounting European debt crisis, investors tended to adopt a “risk-off” mentality and sought the perceived safety of Treasury securities. As a result, the yield on the 10-year Treasury fell to 1.9% as of December 2011 and provided some of the best returns in global government bond markets. This desire for a safe haven also allowed Treasuries to outperform our domestic credit markets of similar maturities.

As we begin 2012, we find ourselves facing numerous economic headwinds. Unemployment has declined but remains at elevated levels. The possibility of tax increases and cuts in federal discretionary spending is looming on the horizon. The housing market remains extremely weak as households continue to shift from homeownership to rentals. And a slowdown in economic growth in Europe and various emerging markets could dampen our export activity. As a result, we are expecting the U.S. economic recovery to continue into 2012, albeit at a moderate pace.

Based on this continued slow economic environment and comments from the Federal Reserve, there is also a strong possibility that interest rates could remain at historically low levels through 2012. As for investment markets, increased volatility should continue into the New Year with investment performance for various asset classes being extremely dependent on the final outcome in Europe.

As always, we will continue to focus on the vision, values and goals that represent the very core of our company and our investment philosophy. Thank you for your continued confidence and investment.

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

AUL American Individual Unit Trust

and the Board of Directors of

American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Unit Trust (the “Trust”) at December 31, 2011, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 19, 2012

AUL American Individual Unit Trust

Alger Large Cap Growth I-2 Class - 015544505

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$5,407,894	$4,554,191	125,511
Receivables: investments sold	4,147
Payables: investments purchased	—
Net assets	$5,412,041

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$5,412,041	428,260	$12.64

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$60,889
Mortality & expense charges	(75,129)
Net investment income (loss)	(14,240)

Gain (loss) on investments:
Net realized gain (loss)	51,656
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(109,459)
Net gain (loss)	(57,803)

Increase (decrease) in net assets from operations	$(72,043)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,240)	$(31,496)
Net realized gain (loss)	51,656	(103,293)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(109,459)	829,390

Increase (decrease) in net assets from operations	(72,043)	694,601

Contract owner transactions:
Proceeds from units sold	73,933	102,016
Cost of units redeemed	(1,003,999)	(1,325,798)
Account charges	(9,048)	(10,268)
Increase (decrease)	(939,114)	(1,234,050)
Net increase (decrease)	(1,011,157)	(539,449)
Net assets, beginning	6,423,198	6,962,647
Net assets, ending	$5,412,041	$6,423,198

Units sold	6,238	9,347
Units redeemed	(78,205)	(116,312)
Net increase (decrease)	(71,967)	(106,965)
Units outstanding, beginning	500,227	607,192
Units outstanding, ending	428,260	500,227

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$63,127,874
Cost of units redeemed/account charges	(63,581,331)
Net investment income (loss)	15,587,731
Net realized gain (loss)	(10,575,936)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	853,703
$5,412,041

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$12.64	428	$5,412	1.25%	-1.6%
12/31/2010	12.84	500	6,423	1.25%	12.0%
12/31/2009	11.47	607	6,963	1.25%	45.7%
12/31/2008	7.87	708	5,570	1.25%	-46.8%
12/31/2007	14.80	893	13,211	1.25%	18.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	0.7%
2009	0.6%
2008	0.2%
2007	0.3%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Alger Small Cap Growth I-2 Class - 015544406

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$221,757	$200,984	7,146
Receivables: investments sold	—
Payables: investments purchased	(7)
Net assets	$221,750

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$221,750	28,475	$7.79

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(3,107)
Net investment income (loss)	(3,107)

Gain (loss) on investments:
Net realized gain (loss)	5,046
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(12,653)
Net gain (loss)	(7,607)

Increase (decrease) in net assets from operations	$(10,714)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,107)	$(3,472)
Net realized gain (loss)	5,046	(9,398)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(12,653)	68,295

Increase (decrease) in net assets from operations	(10,714)	55,425

Contract owner transactions:
Proceeds from units sold	44,487	36,790
Cost of units redeemed	(80,964)	(96,389)
Account charges	(196)	(209)
Increase (decrease)	(36,673)	(59,808)
Net increase (decrease)	(47,387)	(4,383)
Net assets, beginning	269,137	273,520
Net assets, ending	$221,750	$269,137

Units sold	6,049	5,582
Units redeemed	(10,619)	(14,092)
Net increase (decrease)	(4,570)	(8,510)
Units outstanding, beginning	33,045	41,555
Units outstanding, ending	28,475	33,045

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$824,391
Cost of units redeemed/account charges	(648,809)
Net investment income (loss)	(23,419)
Net realized gain (loss)	43,758
Realized gain distributions	5,056
Net change in unrealized appreciation (depreciation)	20,773
$221,750

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$7.79	28	$222	1.25%	-4.4%
12/31/2010	8.14	33	269	1.25%	23.7%
12/31/2009	6.58	42	274	1.25%	43.7%
12/31/2008	4.58	44	201	1.25%	-47.3%
12/31/2007	8.69	47	405	1.25%	15.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

AllianceBernstein VPS International Growth A Class - 018792820

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$7,098	$7,340	470
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$7,098

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$7,098	2,111	$3.36

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$239
Mortality & expense charges	(105)
Net investment income (loss)	134

Gain (loss) on investments:
Net realized gain (loss)	604
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,231)
Net gain (loss)	(1,627)

Increase (decrease) in net assets from operations	$(1,493)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$134	$92
Net realized gain (loss)	604	2,128
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,231)	(716)

Increase (decrease) in net assets from operations	(1,493)	1,504

Contract owner transactions:
Proceeds from units sold	—	25,001
Cost of units redeemed	(3,997)	(39,200)
Account charges	(3)	(7)
Increase (decrease)	(4,000)	(14,206)
Net increase (decrease)	(5,493)	(12,702)
Net assets, beginning	12,591	25,293
Net assets, ending	$7,098	$12,591

Units sold	—	7,302
Units redeemed	(1,001)	(11,160)
Net increase (decrease)	(1,001)	(3,858)
Units outstanding, beginning	3,112	6,970
Units outstanding, ending	2,111	3,112

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$48,892
Cost of units redeemed/account charges	(44,995)
Net investment income (loss)	337
Net realized gain (loss)	3,106
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(242)
$7,098

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$3.36	2	$7	1.25%	-16.9%
12/31/2010	4.05	3	13	1.25%	11.5%
12/31/2009	3.63	7	25	1.25%	37.8%
12/31/2008	2.63	0	0	1.25%	-47.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	1.6%
2009	1.7%
2008	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

AllianceBernstein VPS International Value A Class - 018792556

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$23,912	$30,358	2,079
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$23,912

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$23,912	9,075	$2.64

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,161
Mortality & expense charges	(382)
Net investment income (loss)	779

Gain (loss) on investments:
Net realized gain (loss)	616
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(7,030)
Net gain (loss)	(6,414)

Increase (decrease) in net assets from operations	$(5,635)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$779	$733
Net realized gain (loss)	616	1,861
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(7,030)	(4,799)

Increase (decrease) in net assets from operations	(5,635)	(2,205)

Contract owner transactions:
Proceeds from units sold	9,903	20,533
Cost of units redeemed	(15,116)	(29,116)
Account charges	(17)	(15)
Increase (decrease)	(5,230)	(8,598)
Net increase (decrease)	(10,865)	(10,803)
Net assets, beginning	34,777	45,580
Net assets, ending	$23,912	$34,777

Units sold	2,951	6,494
Units redeemed	(4,401)	(10,218)
Net increase (decrease)	(1,450)	(3,724)
Units outstanding, beginning	10,525	14,249
Units outstanding, ending	9,075	10,525

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$79,506
Cost of units redeemed/account charges	(51,253)
Net investment income (loss)	1,760
Net realized gain (loss)	345
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(6,446)
$23,912

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$2.64	9	$24	1.25%	-20.3%
12/31/2010	3.30	11	35	1.25%	3.3%
12/31/2009	3.20	14	46	1.25%	33.0%
12/31/2008	2.41	2	5	1.25%	-51.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	4.0%
2010	3.0%
2009	2.1%
2008	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

AllianceBernstein VPS Small/Mid Cap Value A Class - 018792531

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$132,690	$140,426	8,582
Receivables: investments sold	—
Payables: investments purchased	(4)
Net assets	$132,686

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$132,686	26,138	$5.08

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$472
Mortality & expense charges	(1,319)
Net investment income (loss)	(847)

Gain (loss) on investments:
Net realized gain (loss)	2,307
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(12,611)
Net gain (loss)	(10,304)

Increase (decrease) in net assets from operations	$(11,151)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(847)	$(278)
Net realized gain (loss)	2,307	5,890
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(12,611)	(866)

Increase (decrease) in net assets from operations	(11,151)	4,746

Contract owner transactions:
Proceeds from units sold	124,275	66,720
Cost of units redeemed	(19,607)	(81,507)
Account charges	(12)	(5)
Increase (decrease)	104,656	(14,792)
Net increase (decrease)	93,505	(10,046)
Net assets, beginning	39,181	49,227
Net assets, ending	$132,686	$39,181

Units sold	22,629	13,230
Units redeemed	(3,474)	(17,243)
Net increase (decrease)	19,155	(4,013)
Units outstanding, beginning	6,983	10,996
Units outstanding, ending	26,138	6,983

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$240,369
Cost of units redeemed/account charges	(106,925)
Net investment income (loss)	(1,258)
Net realized gain (loss)	7,881
Realized gain distributions	355
Net change in unrealized appreciation (depreciation)	(7,736)
$132,686

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$5.08	26	$133	1.25%	-9.5%
12/31/2010	5.61	7	39	1.25%	25.3%
12/31/2009	4.48	11	49	1.25%	41.1%
12/31/2008	3.17	1	3	1.25%	-36.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	0.9%
2009	0.3%
2008	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

American Century VP Capital Appreciation I Class - 024936304

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$406,147	$416,274	30,720
Receivables: investments sold	—
Payables: investments purchased	(25)
Net assets	$406,122

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$406,122	33,926	$11.97

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(5,705)
Net investment income (loss)	(5,705)

Gain (loss) on investments:
Net realized gain (loss)	43
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(27,739)
Net gain (loss)	(27,696)

Increase (decrease) in net assets from operations	$(33,401)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,705)	$(5,892)
Net realized gain (loss)	43	(25,219)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(27,739)	154,675

Increase (decrease) in net assets from operations	(33,401)	123,564

Contract owner transactions:
Proceeds from units sold	1,455	9,875
Cost of units redeemed	(39,728)	(168,844)
Account charges	(626)	(722)
Increase (decrease)	(38,899)	(159,691)
Net increase (decrease)	(72,300)	(36,127)
Net assets, beginning	478,422	514,549
Net assets, ending	$406,122	$478,422

Units sold	111	950
Units redeemed	(3,087)	(15,509)
Net increase (decrease)	(2,976)	(14,559)
Units outstanding, beginning	36,902	51,461
Units outstanding, ending	33,926	36,902

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$6,329,633
Cost of units redeemed/account charges	(6,433,558)
Net investment income (loss)	677,958
Net realized gain (loss)	(255,702)
Realized gain distributions	97,918
Net change in unrealized appreciation (depreciation)	(10,127)
$406,122

* Date of Fund Inception into Variable Account: 11/21/1994

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$11.97	34	$406	1.25%	-7.7%
12/31/2010	12.96	37	478	1.25%	29.7%
12/31/2009	10.00	51	515	1.25%	35.4%
12/31/2008	7.39	87	646	1.25%	-46.9%
12/31/2007	13.90	115	1,597	1.25%	44.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.7%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

American Century VP Income & Growth I Class - 024936601

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$121,179	$132,244	19,736
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$121,179

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$121,179	22,817	$5.31

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,960
Mortality & expense charges	(1,582)
Net investment income (loss)	378

Gain (loss) on investments:
Net realized gain (loss)	(12,319)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	15,166
Net gain (loss)	2,847

Increase (decrease) in net assets from operations	$3,225

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$378	$270
Net realized gain (loss)	(12,319)	(49,674)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	15,166	65,004

Increase (decrease) in net assets from operations	3,225	15,600

Contract owner transactions:
Proceeds from units sold	289	293
Cost of units redeemed	(24,750)	(98,225)
Account charges	(143)	(161)
Increase (decrease)	(24,604)	(98,093)
Net increase (decrease)	(21,379)	(82,493)
Net assets, beginning	142,558	225,051
Net assets, ending	$121,179	$142,558

Units sold	57	59
Units redeemed	(4,574)	(21,370)
Net increase (decrease)	(4,517)	(21,311)
Units outstanding, beginning	27,334	48,645
Units outstanding, ending	22,817	27,334

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$776,761
Cost of units redeemed/account charges	(632,449)
Net investment income (loss)	15,887
Net realized gain (loss)	(73,818)
Realized gain distributions	45,863
Net change in unrealized appreciation (depreciation)	(11,065)
$121,179

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$5.31	23	$121	1.25%	1.8%
12/31/2010	5.22	27	143	1.25%	12.7%
12/31/2009	4.63	49	225	1.25%	16.6%
12/31/2008	3.97	59	236	1.25%	-35.4%
12/31/2007	6.14	77	471	1.25%	-1.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	1.4%
2009	4.7%
2008	2.2%
2007	1.9%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

American Century VP International Investor Class - 024936205

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,503,049	$1,835,611	202,287
Receivables: investments sold	—
Payables: investments purchased	(51)
Net assets	$1,502,998

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$1,502,998	156,862	$9.58

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$25,829
Mortality & expense charges	(22,345)
Net investment income (loss)	3,484

Gain (loss) on investments:
Net realized gain (loss)	57,820
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(283,144)
Net gain (loss)	(225,324)

Increase (decrease) in net assets from operations	$(221,840)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,484	$24,796
Net realized gain (loss)	57,820	127,041
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(283,144)	60,898

Increase (decrease) in net assets from operations	(221,840)	212,735

Contract owner transactions:
Proceeds from units sold	86,266	72,660
Cost of units redeemed	(383,319)	(528,799)
Account charges	(1,909)	(2,179)
Increase (decrease)	(298,962)	(458,318)
Net increase (decrease)	(520,802)	(245,583)
Net assets, beginning	2,023,800	2,269,383
Net assets, ending	$1,502,998	$2,023,800

Units sold	8,153	7,570
Units redeemed	(34,768)	(54,289)
Net increase (decrease)	(26,615)	(46,719)
Units outstanding, beginning	183,477	230,196
Units outstanding, ending	156,862	183,477

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$16,850,277
Cost of units redeemed/account charges	(14,887,456)
Net investment income (loss)	683,569
Net realized gain (loss)	(1,140,404)
Realized gain distributions	329,574
Net change in unrealized appreciation (depreciation)	(332,562)
$1,502,998

* Date of Fund Inception into Variable Account: 11/10/1994

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$9.58	157	$1,503	1.25%	-13.1%
12/31/2010	11.03	183	2,024	1.25%	11.9%
12/31/2009	9.86	230	2,269	1.25%	32.1%
12/31/2008	7.46	264	1,970	1.25%	-45.5%
12/31/2007	13.70	314	4,295	1.25%	16.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	2.3%
2009	1.9%
2008	0.9%
2007	0.7%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

American Century VP Mid Cap Value Fund - 024936734

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$7,507	$8,122	556
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$7,507

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$7,507	999	$7.51

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$94
Mortality & expense charges	(88)
Net investment income (loss)	6

Gain (loss) on investments:
Net realized gain (loss)	(39)
Realized gain distributions	220
Net change in unrealized appreciation (depreciation)	(615)
Net gain (loss)	(434)

Increase (decrease) in net assets from operations	$(428)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6	$(5)
Net realized gain (loss)	(39)	1,690
Realized gain distributions	220	—
Net change in unrealized appreciation (depreciation)	(615)	(1,470)

Increase (decrease) in net assets from operations	(428)	215

Contract owner transactions:
Proceeds from units sold	8,598	—
Cost of units redeemed	(653)	(13,587)
Account charges	(10)	—
Increase (decrease)	7,935	(13,587)
Net increase (decrease)	7,507	(13,372)
Net assets, beginning	—	13,372
Net assets, ending	$7,507	$—

Units sold	1,086	—
Units redeemed	(87)	(2,048)
Net increase (decrease)	999	(2,048)
Units outstanding, beginning	—	2,048
Units outstanding, ending	999	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$20,471
Cost of units redeemed/account charges	(14,250)
Net investment income (loss)	27
Net realized gain (loss)	1,654
Realized gain distributions	220
Net change in unrealized appreciation (depreciation)	(615)
$7,507

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$7.51	1	$8	1.25%	-2.1%
12/31/2010	7.67	0	0	1.25%	17.5%
12/31/2009	6.53	2	13	1.25%	30.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.5%
2010	0.0%
2009	1.3%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

American Century VP Ultra I Class - 024936882

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$16,165	$17,076	1,705
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$16,165

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$16,165	2,935	5.51

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(192)
Net investment income (loss)	(192)

Gain (loss) on investments:
Net realized gain (loss)	(9)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(113)
Net gain (loss)	(122)

Increase (decrease) in net assets from operations	$(314)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(192)	$(60)
Net realized gain (loss)	(9)	(22)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(113)	1,250

Increase (decrease) in net assets from operations	(314)	1,168

Contract owner transactions:
Proceeds from units sold	7,328	89
Cost of units redeemed	—	—
Account charges	(6)	(3)
Increase (decrease)	7,322	86
Net increase (decrease)	7,008	1,254
Net assets, beginning	9,157	7,903
Net assets, ending	$16,165	$9,157

Units sold	1,276	18
Units redeemed	(1)	—
Net increase (decrease)	1,275	18
Units outstanding, beginning	1,660	1,642
Units outstanding, ending	2,935	1,660

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$18,411
Cost of units redeemed/account charges	(1,986)
Net investment income (loss)	(503)
Net realized gain (loss)	(312)
Realized gain distributions	1,466
Net change in unrealized appreciation (depreciation)	(911)
$16,165

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$5.51	3	$16	1.25%	-0.2%
12/31/2010	5.52	2	9	1.25%	14.6%
12/31/2009	4.81	2	8	1.25%	32.8%
12/31/2008	3.62	2	6	1.25%	-42.2%
12/31/2007	6.27	1	9	1.25%	19.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.5%
2009	0.3%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

American Century VP Vista I Class - 024936874

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$25,201	$24,887	1,674
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$25,201

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$25,201	4,341	$5.80

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(392)
Net investment income (loss)	(392)

Gain (loss) on investments:
Net realized gain (loss)	(2,938)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	662
Net gain (loss)	(2,276)

Increase (decrease) in net assets from operations	$(2,668)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(392)	$(421)
Net realized gain (loss)	(2,938)	(2,908)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	662	10,201

Increase (decrease) in net assets from operations	(2,668)	6,872

Contract owner transactions:
Proceeds from units sold	2,200	598
Cost of units redeemed	(11,822)	(4,352)
Account charges	(77)	(91)
Increase (decrease)	(9,699)	(3,845)
Net increase (decrease)	(12,367)	3,027
Net assets, beginning	37,568	34,541
Net assets, ending	$25,201	$37,568

Units sold	346	110
Units redeemed	(1,892)	(845)
Net increase (decrease)	(1,546)	(735)
Units outstanding, beginning	5,887	6,622
Units outstanding, ending	4,341	5,887

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$307,172
Cost of units redeemed/account charges	(261,425)
Net investment income (loss)	(4,860)
Net realized gain (loss)	(22,656)
Realized gain distributions	6,656
Net change in unrealized appreciation (depreciation)	314
$25,201

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$5.80	4	$25	1.25%	-9.0%
12/31/2010	6.38	6	38	1.25%	22.3%
12/31/2009	5.22	7	35	1.25%	20.9%
12/31/2008	4.31	10	42	1.25%	-49.3%
12/31/2007	8.50	20	167	1.25%	38.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Calvert Social Mid Cap Growth A Class - 131647307

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$970,580	$913,052	30,653
Receivables: investments sold	—
Payables: investments purchased	(105)
Net assets	$970,475

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$970,475	77,576	$12.51

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(13,126)
Net investment income (loss)	(13,126)

Gain (loss) on investments:
Net realized gain (loss)	106,340
Realized gain distributions	59,892
Net change in unrealized appreciation (depreciation)	(182,415)
Net gain (loss)	(16,183)

Increase (decrease) in net assets from operations	$(29,309)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,126)	$(10,293)
Net realized gain (loss)	106,340	54,174
Realized gain distributions	59,892	—
Net change in unrealized appreciation (depreciation)	(182,415)	178,265

Increase (decrease) in net assets from operations	(29,309)	222,146

Contract owner transactions:
Proceeds from units sold	374,237	44,793
Cost of units redeemed	(294,465)	(157,760)
Account charges	(1,413)	(1,449)
Increase (decrease)	78,359	(114,416)
Net increase (decrease)	49,050	107,730
Net assets, beginning	921,425	813,695
Net assets, ending	$970,475	$921,425

Units sold	26,268	4,383
Units redeemed	(23,128)	(15,296)
Net increase (decrease)	3,140	(10,913)
Units outstanding, beginning	74,436	85,349
Units outstanding, ending	77,576	74,436

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$7,478,075
Cost of units redeemed/account charges	(7,385,739)
Net investment income (loss)	1,103,430
Net realized gain (loss)	(354,864)
Realized gain distributions	72,045
Net change in unrealized appreciation (depreciation)	57,528
$970,475

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$12.51	78	$970	1.25%	1.1%
12/31/2010	12.38	74	921	1.25%	29.8%
12/31/2009	9.53	85	814	1.25%	30.4%
12/31/2008	7.31	97	706	1.25%	-38.0%
12/31/2007	11.79	117	1,385	1.25%	8.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	1.5%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Columbia Small Cap Value Fund VS A Class - 19765R303

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$34,788	$39,407	2,384
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$34,787

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$34,787	6,539	$5.32

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$329
Mortality & expense charges	(503)
Net investment income (loss)	(174)

Gain (loss) on investments:
Net realized gain (loss)	9,995
Realized gain distributions	3,610
Net change in unrealized appreciation (depreciation)	(14,852)
Net gain (loss)	(1,247)

Increase (decrease) in net assets from operations	$(1,421)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(174)	$29
Net realized gain (loss)	9,995	3,510
Realized gain distributions	3,610	—
Net change in unrealized appreciation (depreciation)	(14,852)	4,763

Increase (decrease) in net assets from operations	(1,421)	8,302

Contract owner transactions:
Proceeds from units sold	19,813	28,785
Cost of units redeemed	(32,139)	(14,551)
Account charges	(15)	(16)
Increase (decrease)	(12,341)	14,218
Net increase (decrease)	(13,762)	22,520
Net assets, beginning	48,549	26,029
Net assets, ending	$34,787	$48,549

Units sold	3,468	5,779
Units redeemed	(5,405)	(2,991)
Net increase (decrease)	(1,937)	2,788
Units outstanding, beginning	8,476	5,688
Units outstanding, ending	6,539	8,476

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$75,399
Cost of units redeemed/account charges	(53,138)
Net investment income (loss)	(105)
Net realized gain (loss)	13,598
Realized gain distributions	3,652
Net change in unrealized appreciation (depreciation)	(4,619)
$34,787

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$5.32	7	$35	1.25%	-7.1%
12/31/2010	5.73	8	49	1.25%	25.2%
12/31/2009	4.58	6	26	1.25%	23.6%
12/31/2008	3.70	1	3	1.25%	-26.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%
2010	1.3%
2009	1.9%
2008	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Columbia Variable Portfolio-Short Duration US Govt Fund-1 Class - 19766E541

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$36,116	$35,770	3,462
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$36,115

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$36,115	7,214	$5.01

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(302)
Net investment income (loss)	(302)

Gain (loss) on investments:
Net realized gain (loss)	2
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	346
Net gain (loss)	348

Increase (decrease) in net assets from operations	$46

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(302)	$—
Net realized gain (loss)	2	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	346	—

Increase (decrease) in net assets from operations	46	—

Contract owner transactions:
Proceeds from units sold	36,069	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	36,069	—
Net increase (decrease)	36,115	—
Net assets, beginning	—	—
Net assets, ending	$36,115	$—

Units sold	7,214	—
Units redeemed	—	—
Net increase (decrease)	7,214	—
Units outstanding, beginning	—	—
Units outstanding, ending	7,214	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$36,069
Cost of units redeemed/account charges	—
Net investment income (loss)	(302)
Net realized gain (loss)	2
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	346
$36,115

* Date of Fund Inception into Variable Account: 4/28/2011

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$5.01	7	$36	1.25%	0.1%
12/31/2010	5.00	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Dreyfus Investment Portfolio Technology Growth Service Class - 26202A710

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$53,857	$55,184	4,618
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$53,856

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$53,856	7,765	$6.94

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(1,992)
Net investment income (loss)	(1,992)

Gain (loss) on investments:
Net realized gain (loss)	94,229
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(78,415)
Net gain (loss)	15,814

Increase (decrease) in net assets from operations	$13,822

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,992)	$(4,248)
Net realized gain (loss)	94,229	108,626
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(78,415)	(4,163)

Increase (decrease) in net assets from operations	13.822	100.215

Contract owner transactions:
Proceeds from units sold	46,429	516,757
Cost of units redeemed	(360,595)	(637,126)
Account charges	(57)	(81)
Increase (decrease)	(314,223)	(120,450)
Net increase (decrease)	(300,401)	(20,235)
Net assets, beginning	354,257	374,492
Net assets, ending	$53,856	$354,257

Units sold	6,227	88,179
Units redeemed	(44,849)	(104,580)
Net increase (decrease)	(38,622)	(16,401)
Units outstanding, beginning	46,387	62,788
Units outstanding, ending	7,765	46,387

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,031,118
Cost of units redeemed/account charges	(1,184,894)
Net investment income (loss)	(9,141)
Net realized gain (loss)	218,100
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,327)
$53,856

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.94	8	$54	1.25%	-9.2%
12/31/2010	7.64	46	354	1.25%	28.0%
12/31/2009	5.96	63	374	1.25%	55.1%
12/31/2008	3.84	7	27	1.25%	-42.0%
12/31/2007	6.63	2	13	1.25%	13.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Dreyfus IP Small Cap Stock Investment Portfolio Service Class - 26202A686

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,152	$983	94
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	1,152

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$1,152	147	$7.86

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$7
Mortality & expense charges	(14)
Net investment income (loss)	(7)

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	2
Net change in unrealized appreciation (depreciation)	(6)
Net gain (loss)	(1)

Increase (decrease) in net assets from operations	$(8)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7)	$(24)
Net realized gain (loss)	3	573
Realized gain distributions	2	—
Net change in unrealized appreciation (depreciation)	(6)	(332)

Increase (decrease) in net assets from operations	(8)	217

Contract owner transactions:
Proceeds from units sold	—	996
Cost of units redeemed	—	(10,799)
Account charges	(4)	—
Increase (decrease)	(4)	(9,803)
Net increase (decrease)	(12)	(9,586)
Net assets, beginning	1,164	10,750
Net assets, ending	$1,152	$1,164

Units sold	—	146
Units redeemed	—	(1,687)
Net increase (decrease)	—	(1,541)
Units outstanding, beginning	147	1,688
Units outstanding, ending	147	147

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$11,254
Cost of units redeemed/account charges	(10,803)
Net investment income (loss)	(46)
Net realized gain (loss)	576
Realized gain distributions	2
Net change in unrealized appreciation (depreciation)	169
$1,152

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$7.86	0	$1	1.25%	-0.7%
12/31/2010	7.92	0	1	1.25%	24.3%
12/31/2009	6.37	2	11	1.25%	27.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.6%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Dreyfus Variable Investment Appreciation Service Class - 261976831

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$97,713	$95,384	2,589
Receivables: investments sold	1
Payables: investments purchased	—
Net assets	$97,714

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$97,714	15,178	$6.44

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$63
Mortality & expense charges	(300)
Net investment income (loss)	(237)

Gain (loss) on investments:
Net realized gain (loss)	(25)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	2,575
Net gain (loss)	2,550

Increase (decrease) in net assets from operations	$2,313

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(237)	$23
Net realized gain (loss)	(25)	(12)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	2,575	478

Increase (decrease) in net assets from operations	2,313	489

Contract owner transactions:
Proceeds from units sold	91,314	90
Cost of units redeemed	—	—
Account charges	(13)	(2)
Increase (decrease)	91,301	88
Net increase (decrease)	93,614	577
Net assets, beginning	4,100	3,523
Net assets, ending	$97,714	$4,100

Units sold	14,496	16
Units redeemed	(2)	—
Net increase (decrease)	14,494	16
Units outstanding, beginning	684	668
Units outstanding, ending	15,178	684

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$100,416
Cost of units redeemed/account charges	(5,789)
Net investment income (loss)	(161)
Net realized gain (loss)	480
Realized gain distributions	439
Net change in unrealized appreciation (depreciation)	2,329
$97,714

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.44	15	$98	1.25%	7.4%
12/31/2010	5.99	1	4	1.25%	13.6%
12/31/2009	5.28	1	4	1.25%	20.7%
12/31/2008	4.37	1	3	1.25%	-30.6%
12/31/2007	6.30	1	3	1.25%	5.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.1%
2010	1.8%
2009	2.2%
2008	1.7%
2007	1.5%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP Asset Manager Portfolio Initial Class - 922175203

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,487,433	$3,606,788	252,703
Receivables: investments sold	—
Payables: investments purchased	(122)
Net assets	$3,487,311

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$3,487,311	309,038	$11.28

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$72,593
Mortality & expense charges	(48,675)
Net investment income (loss)	23,918

Gain (loss) on investments:
Net realized gain (loss)	113,633
Realized gain distributions	17,763
Net change in unrealized appreciation (depreciation)	(286,541)
Net gain (loss)	(155,145)

Increase (decrease) in net assets from operations	$(131,227)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,918	$16,027
Net realized gain (loss)	113,633	23,073
Realized gain distributions	17,763	20,218
Net change in unrealized appreciation (depreciation)	(286,541)	436,215

Increase (decrease) in net assets from operations	(131,227)	495,533

Contract owner transactions:
Proceeds from units sold	45,647	89,152
Cost of units redeemed	(588,734)	(669,461)
Account charges	(3,538)	(4,022)
Increase (decrease)	(546,625)	(584,331)
Net increase (decrease)	(677,852)	(88,798)
Net assets, beginning	4,165,163	4,253,961
Net assets, ending	$3,487,311	$4,165,163

Units sold	3,928	8,847
Units redeemed	(50,089)	(63,021)
Net increase (decrease)	(46,161)	(54,174)
Units outstanding, beginning	355,199	409,373
Units outstanding, ending	309,038	355,199

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$32,555,994
Cost of units redeemed/account charges	(35,022,283)
Net investment income (loss)	8,355,044
Net realized gain (loss)	(3,154,445)
Realized gain distributions	872,356
Net change in unrealized appreciation (depreciation)	(119,355)
$3,487,311

* Date of Fund Inception into Variable Account: 11/21/1994

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$11.28	309	$3,487	1.25%	-3.8%
12/31/2010	11.73	355	4,165	1.25%	12.8%
12/31/2009	10.39	409	4,254	1.25%	27.5%
12/31/2008	8.15	494	4,028	1.25%	-29.6%
12/31/2007	11.58	589	6,822	1.25%	14.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	1.6%
2009	2.2%
2008	2.6%
2007	6.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP Equity Income Initial Class - 922174305

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,566,685	$3,174,962	137,105
Receivables: investments sold	—
Payables: investments purchased	(4,182)
Net assets	$2,562,503

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$2,562,503	216,107	$11.86

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$66,858
Mortality & expense charges	(34,396)
Net investment income (loss)	32,462

Gain (loss) on investments:
Net realized gain (loss)	(83,643)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	47,637
Net gain (loss)	(36,006)

Increase (decrease) in net assets from operations	(3,544)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$32,462	$14,730
Net realized gain (loss)	(83,643)	(65,914)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	47,637	410,316

Increase (decrease) in net assets from operations	(3,544)	359,132

Contract owner transactions:
Proceeds from units sold	23,360	81,764
Cost of units redeemed	(356,133)	(525,168)
Account charges	(2,693)	(3,031)
Increase (decrease)	(335,466)	(446,435)
Net increase (decrease)	(339,010)	(87,303)
Net assets, beginning	2,901,513	2,988,816
Net assets, ending	$2,562,503	$2,901,513

Units sold	1,947	7,828
Units redeemed	(29,852)	(49,655)
Net increase (decrease)	(27,905)	(41,827)
Units outstanding, beginning	244,012	285,839
Units outstanding, ending	216,107	244,012

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$23,943,697
Cost of units redeemed/account charges	(26,528,153)
Net investment income (loss)	3,763,879
Net realized gain (loss)	(64,806)
Realized gain distributions	2,056,163
Net change in unrealized appreciation (depreciation)	(608,277)
$2,562,503

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$11.86	216	$2,563	1.25%	-0.3%
12/31/2010	11.89	244	2,902	1.25%	13.7%
12/31/2009	10.46	286	2,989	1.25%	28.6%
12/31/2008	8.13	358	2,914	1.25%	-43.4%
12/31/2007	14.36	457	6,563	1.25%	0.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	1.7%
2009	2.0%
2008	2.3%
2007	1.8%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP Freedom 2005 Portfolio Initial Class - 922174651

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11	$11	1
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$11

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$11	2	$6.11

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1)
Net gain (loss)	(1)

Increase (decrease) in net assets from operations	$(1)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$(5)
Net realized gain (loss)	—	(70)
Realized gain distributions	—	7
Net change in unrealized appreciation (depreciation)	(1)	88

Increase (decrease) in net assets from operations	(1)	20

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	(854)
Account charges	—	—
Increase (decrease)	—	(854)
Net increase (decrease)	(1)	(834)
Net assets, beginning	12	846
Net assets, ending	$11	$12

Units sold	—	0
Units redeemed	—	(149)
Net increase (decrease)	—	(149)
Units outstanding, beginning	2	151
Units outstanding, ending	2	2

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$13,390
Cost of units redeemed/account charges	(13,711)
Net investment income (loss)	370
Net realized gain (loss)	(867)
Realized gain distributions	829
Net change in unrealized appreciation (depreciation)	—
$11

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.11	0	$0	1.25%	-1.1%
12/31/2010	6.17	0	0	1.25%	10.0%
12/31/2009	5.61	0	1	1.25%	21.5%
12/31/2008	4.62	1	3	1.25%	-24.8%
12/31/2007	6.14	2	13	1.25%	7.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	1.6%
2008	1.5%
2007	3.4%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP Freedom 2010 Portfolio Initial Class - 922174628

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$14,073	$14,166	1,365
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$14,073

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$14,073	2,280	$6.17

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$299
Mortality & expense charges	(171)
Net investment income (loss)	128

Gain (loss) on investments:
Net realized gain (loss)	52
Realized gain distributions	73
Net change in unrealized appreciation (depreciation)	(639)
Net gain (loss)	(514)

Increase (decrease) in net assets from operations	$(386)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$128	$(69)
Net realized gain (loss)	52	(852)
Realized gain distributions	73	156
Net change in unrealized appreciation (depreciation)	(639)	1,163

Increase (decrease) in net assets from operations	(386)	398

Contract owner transactions:
Proceeds from units sold	11,405	120
Cost of units redeemed	—	(16,959)
Account charges	(36)	(6)
Increase (decrease)	11,369	(16,845)
Net increase (decrease)	10,983	(16,447)
Net assets, beginning	3,090	19,537
Net assets, ending	$14,073	$3,090

Units sold	1,791	21
Units redeemed	(5)	(3,008)
Net increase (decrease)	1,786	(2,987)
Units outstanding, beginning	494	3,481
Units outstanding, ending	2,280	494

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$51,500
Cost of units redeemed/account charges	(32,885)
Net investment income (loss)	1,765
Net realized gain (loss)	(8,678)
Realized gain distributions	2,464
Net change in unrealized appreciation (depreciation)	(93)
$14,073

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.17	2	$14	1.25%	-1.4%
12/31/2010	6.26	0	3	1.25%	11.6%
12/31/2009	5.61	3	20	1.25%	22.6%
12/31/2008	4.58	7	33	1.25%	-25.9%
12/31/2007	6.18	3	21	1.25%	7.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.5%
2010	0.6%
2009	2.7%
2008	4.3%
2007	2.5%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP Freedom 2015 Portfolio Initial Class - 922174586

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$49,177	$48,747	4,737
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$49,176

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$49,176	7,874	$6.25

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,046
Mortality & expense charges	(626)
Net investment income (loss)	420

Gain (loss) on investments:
Net realized gain (loss)	4,775
Realized gain distributions	253
Net change in unrealized appreciation (depreciation)	(2,496)
Net gain (loss)	2,532

Increase (decrease) in net assets from operations	$2,952

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$420	$931
Net realized gain (loss)	4,775	(874)
Realized gain distributions	253	669
Net change in unrealized appreciation (depreciation)	(2,496)	6,086

Increase (decrease) in net assets from operations	2,952	6,812

Contract owner transactions:
Proceeds from units sold	35,588	52,505
Cost of units redeemed	(60,868)	(7,909)
Account charges	(34)	(66)
Increase (decrease)	(25,314)	44,530
Net increase (decrease)	(22,362)	51,342
Net assets, beginning	71,538	20,196
Net assets, ending	$49,176	$71,538

Units sold	5,869	9,043
Units redeemed	(9,268)	(1,324)
Net increase (decrease)	(3,399)	7,719
Units outstanding, beginning	11,273	3,554
Units outstanding, ending	7,874	11,273

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$139,894
Cost of units redeemed/account charges	(98,669)
Net investment income (loss)	2,752
Net realized gain (loss)	(138)
Realized gain distributions	4,907
Net change in unrealized appreciation (depreciation)	430
$49,176

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.25	8	$49	1.25%	-1.6%
12/31/2010	6.35	11	72	1.25%	11.7%
12/31/2009	5.68	4	20	1.25%	23.7%
12/31/2008	4.59	3	16	1.25%	-27.9%
12/31/2007	6.37	9	60	1.25%	8.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	3.2%
2009	3.7%
2008	1.4%
2007	2.9%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP Freedom 2020 Portfolio Initial Class - 922174552

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$282,519	$302,955	27,669
Receivables: investments sold	—
Payables: investments purchased	(9)
Net assets	$282,510

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$282,510	46,121	$6.13

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$6,178
Mortality & expense charges	(1,927)
Net investment income (loss)	4,251

Gain (loss) on investments:
Net realized gain (loss)	(113)
Realized gain distributions	1,069
Net change in unrealized appreciation (depreciation)	(20,180)
Net gain (loss)	(19,224)

Increase (decrease) in net assets from operations	$(14,973)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,251	$284
Net realized gain (loss)	(113)	(38)
Realized gain distributions	1,069	224
Net change in unrealized appreciation (depreciation)	(20,180)	3,057

Increase (decrease) in net assets from operations	(14,973)	3,527

Contract owner transactions:
Proceeds from units sold	266,877	731
Cost of units redeemed	—	—
Account charges	(30)	—
Increase (decrease)	266,847	731
Net increase (decrease)	251,874	4,258
Net assets, beginning	30,636	26,378
Net assets, ending	$282,510	$30,636

Units sold	41,238	129
Units redeemed	(5)	—
Net increase (decrease)	41,233	129
Units outstanding, beginning	4,888	4,759
Units outstanding, ending	46,121	4,888

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$317,485
Cost of units redeemed/account charges	(19,253)
Net investment income (loss)	5,809
Net realized gain (loss)	(5,832)
Realized gain distributions	4,737
Net change in unrealized appreciation (depreciation)	(20,436)
$282,510

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.13	46	$283	1.25%	-2.3%
12/31/2010	6.27	5	31	1.25%	13.1%
12/31/2009	5.54	5	26	1.25%	27.4%
12/31/2008	4.35	4	18	1.25%	-33.4%
12/31/2007	6.54	6	41	1.25%	8.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.9%
2010	2.2%
2009	3.5%
2008	2.1%
2007	2.3%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP Freedom 2025 Portfolio Initial Class - 922174529

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,291	$3,782	328
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$3,291

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$3,291	537	$6.12

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$69
Mortality & expense charges	(41)
Net investment income (loss)	28

Gain (loss) on investments:
Net realized gain (loss)	(203)
Realized gain distributions	10
Net change in unrealized appreciation (depreciation)	50
Net gain (loss)	(143)

Increase (decrease) in net assets from operations	$(115)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$28	$35
Net realized gain (loss)	(203)	(23)
Realized gain distributions	10	23
Net change in unrealized appreciation (depreciation)	50	480

Increase (decrease) in net assets from operations	(115)	515

Contract owner transactions:
Proceeds from units sold	498	—
Cost of units redeemed	(1,164)	(1)
Account charges	(30)	(32)
Increase (decrease)	(696)	(33)
Net increase (decrease)	(811)	482
Net assets, beginning	4,102	3,620
Net assets, ending	$3,291	$4,102

Units sold	73	0
Units redeemed	(184)	(6)
Net increase (decrease)	(111)	(6)
Units outstanding, beginning	648	654
Units outstanding, ending	537	648

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$26,201
Cost of units redeemed/account charges	(24,129)
Net investment income (loss)	131
Net realized gain (loss)	972
Realized gain distributions	607
Net change in unrealized appreciation (depreciation)	(491)
$3,291

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.12	1	$3	1.25%	-3.3%
12/31/2010	6.33	1	4	1.25%	14.3%
12/31/2009	5.54	1	4	1.25%	28.4%
12/31/2008	4.31	1	3	1.25%	-35.0%
12/31/2007	6.63	1	5	1.25%	9.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	2.1%
2009	3.2%
2008	2.5%
2007	1.9%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP Freedom 2030 Portfolio Initial Class - 922174487

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$21,735	$22,256	2,240
Receivables: investments sold	—

Payables: investments purchased	(5)
Net assets	$21,730

Net Assets	Units Outstanding	Accumulation Unit Value
$21,730	3,653	$5.95

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$469
Mortality & expense charges	(321)
Net investment income (loss)	148

Gain (loss) on investments:
Net realized gain (loss)	(1,879)
Realized gain distributions	65
Net change in unrealized appreciation (depreciation)	761
Net gain (loss)	(1,053)

Increase (decrease) in net assets from operations	$(905)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$148	$223
Net realized gain (loss)	(1,879)	(172)
Realized gain distributions	65	186
Net change in unrealized appreciation (depreciation)	761	3,301

Increase (decrease) in net assets from operations	(905)	3,538

Contract owner transactions:
Proceeds from units sold	309	4,614
Cost of units redeemed	(6,219)	(205)
Account charges	(56)	(92)
Increase (decrease)	(5,966)	4,317
Net increase (decrease)	(6,871)	7,855
Net assets, beginning	28,601	20,746
Net assets, ending	$21,730	$28,601

Units sold	49	829
Units redeemed	(1,022)	(50)
Net increase (decrease)	(973)	779
Units outstanding, beginning	4,626	3,847
Units outstanding, ending	3,653	4,626

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$29,801
Cost of units redeemed/account charges	(8,344)
Net investment income (loss)	1,067
Net realized gain (loss)	(2,592)
Realized gain distributions	2,319
Net change in unrealized appreciation (depreciation)	(521)
$21,730

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$5.95	4	$22	1.25%	-3.8%
12/31/2010	6.18	5	29	1.25%	14.6%
12/31/2009	5.39	4	21	1.25%	30.0%
12/31/2008	4.15	4	15	1.25%	-38.8%
12/31/2007	6.78	3	17	1.25%	10.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	2.2%
2009	2.3%
2008	2.9%
2007	3.4%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP Freedom Income Portfolio Initial Class - 922174685

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$13,785	$14,028	1,350
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$13,785

Net Assets	Units Outstanding	Accumulation Unit Value
$13,785	2,260	$6.10

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$248
Mortality & expense charges	(189)
Net investment income (loss)	59

Gain (loss) on investments:
Net realized gain (loss)	41
Realized gain distributions	51
Net change in unrealized appreciation (depreciation)	(190)
Net gain (loss)	(98)

Increase (decrease) in net assets from operations	$(39)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$59	$98
Net realized gain (loss)	41	(2)
Realized gain distributions	51	164
Net change in unrealized appreciation (depreciation)	(190)	(53)

Increase (decrease) in net assets from operations	(39)	207

Contract owner transactions:
Proceeds from units sold	12,275	7,280
Cost of units redeemed	(5,497)	(419)
Account charges	(22)	—
Increase (decrease)	(6,756)	6,861
Net increase (decrease)	6,717	7,068
Net assets, beginning	7,068	—
Net assets, ending	$13,785	$7,068

Units sold	1,998	1,234
Units redeemed	(901)	(71)
Net increase (decrease)	1,097	1,163
Units outstanding, beginning	1,163	—
Units outstanding, ending	2,260	1,163

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$56,824
Cost of units redeemed/account charges	(42,769)
Net investment income (loss)	578
Net realized gain (loss)	(1,108)
Realized gain distributions	503
Net change in unrealized appreciation (depreciation)	(243)
$13,785

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.10	2	$14	1.25%	0.4%
12/31/2010	6.08	1	7	1.25%	6.2%
12/31/2009	5.73	0	0	1.25%	13.5%
12/31/2008	5.04	1	6	1.25%	-11.6%
12/31/2007	5.70	2	12	1.25%	4.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	3.8%
2009	0.0%
2008	2.5%
2007	7.6%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP Growth Initial Class - 922174404

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$4,214,258	$3,500,777	114,277
Receivables: investments sold	1,434
Payables: investments purchased	—
Net assets	$4,215,692

Net Assets	Units Outstanding	Accumulation Unit Value
$4,215,692	331,214	$12.73

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$16,276
Mortality & expense charges	(57,938)
Net investment income (loss)	(41,662)

Gain (loss) on investments:
Net realized gain (loss)	(50,498)
Realized gain distributions	15,901
Net change in unrealized appreciation (depreciation)	43,007
Net gain (loss)	8,410

Increase (decrease) in net assets from operations	$(33,252)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(41,662)	$(42,331)
Net realized gain (loss)	(50,498)	(195,919)
Realized gain distributions	15,901	14,474
Net change in unrealized appreciation (depreciation)	43,007	1,126,364

Increase (decrease) in net assets from operations	(33,252)	902,588

Contract owner transactions:
Proceeds from units sold	124,729	126,882
Cost of units redeemed	(640,823)	(648,297)
Account charges	(6,174)	(6,806)
Increase (decrease)	(522,268)	(528,221)
Net increase (decrease)	(555,520)	374,367
Net assets, beginning	4,771,212	4,396,845
Net assets, ending	$4,215,692	$4,771,212

Units sold	10,421	12,381
Units redeemed	(50,170)	(60,643)
Net increase (decrease)	(39,749)	(48,262)
Units outstanding, beginning	370,963	419,225
Units outstanding, ending	331,214	370,963

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$42,899,812
Cost of units redeemed/account charges	(43,507,244)
Net investment income (loss)	8,725,622
Net realized gain (loss)	(4,657,592)
Realized gain distributions	41,613
Net change in unrealized appreciation (depreciation)	713,481
$4,215,692

* Date of Fund Inception into Variable Account: 11/21/1994

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$12.73	331	$4,216	1.25%	-1.0%
12/31/2010	12.86	371	4,771	1.25%	22.6%
12/31/2009	10.49	419	4,397	1.25%	26.7%
12/31/2008	8.28	478	3,957	1.25%	-47.8%
12/31/2007	15.87	605	9,592	1.25%	25.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	0.3%
2009	0.4%
2008	0.7%
2007	0.8%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP High Income Initial Class - 922174206

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,024,492	$1,012,938	190,066
Receivables: investments sold	—
Payables: investments purchased	(35)
Net assets	$1,024,457

Net Assets	Units Outstanding	Accumulation Unit Value
$1,024,457	102,333	$10.01

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$71,714
Mortality & expense charges	(14,595)
Net investment income (loss)	(57,119)

Gain (loss) on investments:
Net realized gain (loss)	(39,844)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	18,513
Net gain (loss)	(21,331)

Increase (decrease) in net assets from operations	$35,788

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *

Increase (decrease) in net assets from operations:
Net investment income (loss)	$57,119	$83,039
Net realized gain (loss)	(39,844)	(46,439)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	18,513	117,841

Increase (decrease) in net assets from operations	35,788	154,441

Contract owner transactions:
Proceeds from units sold	13,335	121,834
Cost of units redeemed	(354,257)	(259,698)
Account charges	(992)	(1,157)
Increase (decrease)	(341,914)	(139,021)
Net increase (decrease)	(306,126)	15,420
Net assets, beginning	1,330,583	1,315,163
Net assets, ending	$1,024,457	$1,330,583

Units sold	1,328	13,362
Units redeemed	(35,552)	(28,530)
Net increase (decrease)	(34,224)	(15,168)
Units outstanding, beginning	136,557	151,725
Units outstanding, ending	102,333	136,557

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$14,695,381
Cost of units redeemed/account charges	(13,990,752)
Net investment income (loss)	3,417,810
Net realized gain (loss)	(3,109,536)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	11,554
$1,024,457

* Date of Fund Inception into Variable Account: 11/21/1994

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$10.01	102	$1,024	1.25%	2.7%
12/31/2010	9.74	137	1,331	1.25%	12.4%
12/31/2009	8.67	152	1,315	1.25%	42.2%
12/31/2008	6.10	163	993	1.25%	-25.9%
12/31/2007	8.23	192	1,583	1.25%	1.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	6.1%
2010	7.5%
2009	8.2%
2008	8.7%
2007	7.2%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP II ContraFund Initial Class - 922175500

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$7,591,008	$8,545,986	329,984
Receivables: investments sold	5,235
Payables: investments purchased	—
Net assets	$7,596,243

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$7,596,243	419,334	$18.12

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$81,003
Mortality & expense charges	(103,778)
Net investment income (loss)	(22,775)

Gain (loss) on investments:
Net realized gain (loss)	(238,889)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(12,327)
Net gain (loss)	(251,216)

Increase (decrease) in net assets from operations	$(273,991)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(22,775)	$(3,352)
Net realized gain (loss)	(238,889)	(36,965)
Realized gain distributions	—	3,740
Net change in unrealized appreciation (depreciation)	(12,327)	1,275,263

Increase (decrease) in net assets from operations	(273,991)	1,238,686

Contract owner transactions:
Proceeds from units sold	296,276	473,525
Cost of units redeemed	(1,435,580)	(1,702,909)
Account charges	(9,010)	(10,278)
Increase (decrease)	(1,148,314)	(1,239,662)
Net increase (decrease)	(1,422,305)	(976)
Net assets, beginning	9,018,548	9,019,524
Net assets, ending	$7,596,243	$9,018,548

Units sold	16,608	29,399
Units redeemed	(76,535)	(105,000)
Net increase (decrease)	(59,927)	(75,601)
Units outstanding, beginning	479,261	554,862
Units outstanding, ending	419,334	479,261

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$45,322,995
Cost of units redeemed/account charges	(51,361,982)
Net investment income (loss)	4,272,885
Net realized gain (loss)	4,496,672
Realized gain distributions	5,820,651
Net change in unrealized appreciation (depreciation)	(954,978)
$7,596,243

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$18.12	419	$7,596	1.25%	-3.7%
12/31/2010	18.82	479	9,019	1.25%	15.8%
12/31/2009	16.26	555	9,020	1.25%	34.0%
12/31/2008	12.13	589	7,144	1.25%	-43.2%
12/31/2007	21.36	781	16,694	1.25%	16.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	1.1%
2009	1.3%
2008	0.9%
2007	0.9%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP Index 500 Initial Class - 922175302

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$7,684,711	$7,204,890	59,450
Receivables: investments sold	4,071
Payables: investments purchased	—
Net assets	$7,688,782

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$7,688,782	519,219	14.81

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$154,725
Mortality & expense charges	(101,332)
Net investment income (loss)	53,393

Gain (loss) on investments:
Net realized gain (loss)	142,175
Realized gain distributions	196,692
Net change in unrealized appreciation (depreciation)	(316,042)
Net gain (loss)	22,825

Increase (decrease) in net assets from operations	$76,218

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$53,393	$49,237
Net realized gain (loss)	142,175	(508,660)
Realized gain distributions	196,692	170,499
Net change in unrealized appreciation (depreciation)	(316,042)	1,333,606

Increase (decrease) in net assets from operations	76,218	1,044,682

Contract owner transactions:
Proceeds from units sold	465,899	356,646
Cost of units redeemed	(1,391,836)	(1,953,962)
Account charges	(9,615)	(11,051)
Increase (decrease)	(935,552)	(1,608,367)
Net increase (decrease)	(859,334)	(563,685)
Net assets, beginning	8,548,116	9,111,801
Net assets, ending	$7,688,782	$8,548,116

Units sold	31,223	27,403
Units redeemed	(93,721)	(150,064)
Net increase (decrease)	(62,498)	(122,061)
Units outstanding, beginning	581,717	704,378
Units outstanding, ending	519,219	581,717

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$67,319,211
Cost of units redeemed/account charges	(68,990,468)
Net investment income (loss)	1,842,397
Net realized gain (loss)	6,331,530
Realized gain distributions	706,291
Net change in unrealized appreciation (depreciation)	479,821
$7,688,782

* Date of Fund Inception into Variable Account: 11/21/1994

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$14.81	519	$7,689	1.25%	0.8%
12/31/2010	14.69	582	8,548	1.25%	13.6%
12/31/2009	12.94	704	9,112	1.25%	25.0%
12/31/2008	10.35	814	8,417	1.25%	-37.8%
12/31/2007	16.63	1,062	17,659	1.25%	4.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	1.8%
2009	2.4%
2008	1.9%
2007	3.6%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP Mid Cap Portfolio Service 2 Class - 922176805

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$49,885	$51,330	1,745
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$49,884

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$49,884	6,924	$7.20

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$11
Mortality & expense charges	(657)
Net investment income (loss)	(646)

Gain (loss) on investments:
Net realized gain (loss)	2,825
Realized gain distributions	91
Net change in unrealized appreciation (depreciation)	(8,607)
Net gain (loss)	(5,691)

Increase (decrease) in net assets from operations	$(6,337)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(646)	$(364)
Net realized gain (loss)	2,825	1,925
Realized gain distributions	91	107
Net change in unrealized appreciation (depreciation)	(8,607)	7,075

Increase (decrease) in net assets from operations	(6,337)	8,743

Contract owner transactions:
Proceeds from units sold	24,472	31,595
Cost of units redeemed	(11,494)	(14,420)
Account charges	(47)	(26)
Increase (decrease)	12,931	17,149
Net increase (decrease)	6,594	25,892
Net assets, beginning	43,290	17,398
Net assets, ending	$49,884	$43,290

Units sold	3,017	4,547
Units redeemed	(1,383)	(1,957)
Net increase (decrease)	1,634	2,590
Units outstanding, beginning	5,290	2,700
Units outstanding, ending	6,924	5,290

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$76,062
Cost of units redeemed/account charges	(28,939)
Net investment income (loss)	(982)
Net realized gain (loss)	4,911
Realized gain distributions	277
Net change in unrealized appreciation (depreciation)	(1,445)
$49,884

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.20	7	$50	1.25%	-12.0%
12/31/2010	8.18	5	43	1.25%	27.0%
12/31/2009	6.44	3	17	1.25%	28.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.2%
2009	0.7%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Fidelity VIP Overseas Initial Class - 922174503

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,128,119	$1,569,609	82,765
Receivables: investments sold	—
Payables: investments purchased	(26)
Net assets	$1,128,093

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$1,128,093	140,075	$8.05

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$18,908
Mortality & expense charges	(17,613)
Net investment income (loss)	1,295

Gain (loss) on investments:
Net realized gain (loss)	(103,615)
Realized gain distributions	2,891
Net change in unrealized appreciation (depreciation)	(143,091)
Net gain (loss)	(243,815)

Increase (decrease) in net assets from operations	$(242,520)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,295	$788
Net realized gain (loss)	(103,615)	(172,236)
Realized gain distributions	2,891	2,861
Net change in unrealized appreciation (depreciation)	(143,091)	328,537

Increase (decrease) in net assets from operations	(242,520)	159,950

Contract owner transactions:
Proceeds from units sold	74,682	183,594
Cost of units redeemed	(321,833)	(500,246)
Account charges	(1,286)	(1,473)
Increase (decrease)	(248,437)	(318,125)
Net increase (decrease)	(490,957)	(158,175)
Net assets, beginning	1,619,050	1,777,225
Net assets, ending	$1,128,093	$1,619,050

Units sold	8,167	21,807
Units redeemed	(32,557)	(59,016)
Net increase (decrease)	(24,390)	(37,209)
Units outstanding, beginning	164,465	201,674
Units outstanding, ending	140,075	164,465

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,908,465
Cost of units redeemed/account charges	(8,138,202)
Net investment income (loss)	1,013,915
Net realized gain (loss)	(769,885)
Realized gain distributions	555,290
Net change in unrealized appreciation (depreciation)	(441,490)
$1,128,093

* Date of Fund Inception into Variable Account: 11/21/1994

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$8.05	140	$1,128	1.25%	-18.2%
12/31/2010	9.84	164	1,619	1.25%	11.7%
12/31/2009	8.81	202	1,777	1.25%	25.0%
12/31/2008	7.05	222	1,566	1.25%	-44.5%
12/31/2007	12.71	255	3,245	1.25%	15.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.2%
2009	2.0%
2008	2.5%
2007	3.3%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Franklin Templeton Small Cap Value Securities - 355150673

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$14,596	$12,416	922
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$14,596

Net Assets	Units Outstanding	Accumulation Unit Value
$14,596	2,850	$5.12

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$205
Mortality & expense charges	(252)
Net investment income (loss)	(47)

Gain (loss) on investments:
Net realized gain (loss)	(626)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,136)
Net gain (loss)	(1,762)

Increase (decrease) in net assets from operations	$(1,809)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(47)	$30
Net realized gain (loss)	(626)	(61)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,136)	3,316

Increase (decrease) in net assets from operations	(1,809)	3,285

Contract owner transactions:
Proceeds from units sold	1,497	19,484
Cost of units redeemed	(7,246)	(589)
Account charges	(18)	(8)
Increase (decrease)	(5,767)	18,887
Net increase (decrease)	(7,576)	22,172
Net assets, beginning	22,172	—
Net assets, ending	$14,596	$22,172

Units sold	276	4,254
Units redeemed	(1,551)	(129)
Net increase (decrease)	(1,275)	4,125
Units outstanding, beginning	4,125	—
Units outstanding, ending	2,850	4,125

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$21,699
Cost of units redeemed/account charges	(8,351)
Net investment income (loss)	(17)
Net realized gain (loss)	(919)
Realized gain distributions	4
Net change in unrealized appreciation (depreciation)	2,180
$14,596

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.12	3	$15	1.25%	-4.7%
12/31/2010	5.38	4	22	1.25%	26.9%
12/31/2009	4.24	0	0	1.25%	27.9%
12/31/2008	3.31	0	0	1.25%	-33.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	1.6%
2009	2.3%
2008	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Franklin Templeton VIP Founding Funds Allocation - 355150236

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,839	$5,075	896
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$6,839

Net Assets	Units Outstanding	Accumulation Unit Value
$6,839	1,494	$4.58

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1
Mortality & expense charges	(87)
Net investment income (loss)	(86)

Gain (loss) on investments:
Net realized gain (loss)	24
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(113)
Net gain (loss)	(89)

Increase (decrease) in net assets from operations	$(175)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(86)	$77
Net realized gain (loss)	24	18
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(113)	499

Increase (decrease) in net assets from operations	(175)	594

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	(1)	—
Account charges	(4)	(3)
Increase (decrease)	(5)	(3)
Net increase (decrease)	(180)	591
Net assets, beginning	7,019	6,428
Net assets, ending	$6,839	$7,019

Units sold	—	—
Units redeemed	—	(2)
Net increase (decrease)	—	(2)
Units outstanding, beginning	1,494	1,496
Units outstanding, ending	1,494	1,494

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$15,035
Cost of units redeemed/account charges	(6,952)
Net investment income (loss)	248
Net realized gain (loss)	(3,451)
Realized gain distributions	195
Net change in unrealized appreciation (depreciation)	1,764
$6,839

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$4.58	1	$7	1.25%	-2.5%
12/31/2010	4.70	1	7	1.25%	9.3%
12/31/2009	4.30	1	6	1.25%	28.9%
12/31/2008	3.34	2	7	1.25%	-33.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	2.3%
2009	2.4%
2008	6.1%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Franklin Templeton VIP Templeton Foreign Securities Fund - 355150392

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$42,171	$46,609	3,357
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$42,170

Net Assets	Units Outstanding	Accumulation Unit Value
$42,170	6,565	$6.42

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$712
Mortality & expense charges	(537)
Net investment income (loss)	175

Gain (loss) on investments:
Net realized gain (loss)	2,305
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(7,047)
Net gain (loss)	(4,742)

Increase (decrease) in net assets from operations	$(4,567)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$175	$64
Net realized gain (loss)	2,305	(77)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(7,047)	2,446

Increase (decrease) in net assets from operations	(4,567)	2,433

Contract owner transactions:
Proceeds from units sold	30,065	38,447
Cost of units redeemed	(19,037)	(11,501)
Account charges	(21)	(11)
Increase (decrease)	11,007	26,935
Net increase (decrease)	6,440	29,368
Net assets, beginning	35,730	6,362
Net assets, ending	$42,170	$35,730

Units sold	4,178	5,674
Units redeemed	(2,522)	(1,701)
Net increase (decrease)	1,656	3,973
Units outstanding, beginning	4,909	936
Units outstanding, ending	6,565	4,909

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$83,889
Cost of units redeemed/account charges	(40,630)
Net investment income (loss)	195
Net realized gain (loss)	3,154
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(4,438)
$42,170

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.42	7	$42	1.25%	-11.7%
12/31/2010	7.28	5	36	1.25%	7.1%
12/31/2009	6.80	1	6	1.25%	36.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.8%
2010	1.5%
2009	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Templeton Global Income Securities - 355150707

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$168,579	$178,991	9,058
Receivables: investments sold	—
Payables: investments purchased	(5)
Net assets	$168,574

Net Assets	Units Outstanding	Accumulation Unit Value
$168,574	25,720	$6.55

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$9,372
Mortality & expense charges	(2,019)
Net investment income (loss)	7,353

Gain (loss) on investments:
Net realized gain (loss)	60
Realized gain distributions	1,053
Net change in unrealized appreciation (depreciation)	(11,871)
Net gain (loss)	(10,758)

Increase (decrease) in net assets from operations	$(3,405)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,353	$67
Net realized gain (loss)	60	7,600
Realized gain distributions	1,053	169
Net change in unrealized appreciation (depreciation)	(11,871)	974

Increase (decrease) in net assets from operations	(3,405)	8,810

Contract owner transactions:
Proceeds from units sold	48,020	188,873
Cost of units redeemed	(11,704)	(97,415)
Account charges	(114)	(98)
Increase (decrease)	36,202	91,360
Net increase (decrease)	32,797	100,170
Net assets, beginning	135,777	35,607
Net assets, ending	$168,574	$135,777

Units sold	7,148	28,912
Units redeemed	(1,762)	(14,619)
Net increase (decrease)	5,386	14,293
Units outstanding, beginning	20,334	6,041
Units outstanding, ending	25,720	20,334

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$317,272
Cost of units redeemed/account charges	(159,346)
Net investment income (loss)	9,913
Net realized gain (loss)	9,925
Realized gain distributions	1,222
Net change in unrealized appreciation (depreciation)	(10,412)
$168,574

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.55	26	$169	1.25%	-1.8%
12/31/2010	6.68	20	136	1.25%	13.3%
12/31/2009	5.89	6	36	1.25%	17.5%
12/31/2008	5.02	8	39	1.25%	0.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	6.2%
2010	1.2%
2009	7.3%
2008	0.9%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Invesco V.I. Global Health Care Fund Investor Class - 008892416

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$38,810	$42,717	2,234
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$38,809

Net Assets	Units Outstanding	Accumulation Unit Value
$38,809	$6,352	6.11

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(439)
Net investment income (loss)	(439)

Gain (loss) on investments:
Net realized gain (loss)	9,358
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(9,895)
Net gain (loss)	(537)

Increase (decrease) in net assets from operations	$(976)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(439)	$(499)
Net realized gain (loss)	9,358	(5,248)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(9,895)	6,815

Increase (decrease) in net assets from operations	(976)	1,068

Contract owner transactions:
Proceeds from units sold	63,027	2,771
Cost of units redeemed	(46,204)	(29,158)
Account charges	(25)	(32)
Increase (decrease)	16,798	(26,419)
Net increase (decrease)	15,822	(25,351)
Net assets, beginning	22,987	48,338
Net assets, ending	$38,809	$22,987

Units sold	9,313	469
Units redeemed	(6,824)	(5,053)
Net increase (decrease)	2,489	(4,584)
Units outstanding, beginning	3,863	8,447
Units outstanding, ending	6,352	3,863

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$180,422
Cost of units redeemed/account charges	(137,792)
Net investment income (loss)	(3,237)
Net realized gain (loss)	(5,851)
Realized gain distributions	9,174
Net change in unrealized appreciation (depreciation)	(3,907)
$38,809

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.11	6	$39	1.25%	2.7%
12/31/2010	5.95	4	23	1.25%	4.0%
12/31/2009	5.72	8	48	1.25%	26.1%
12/31/2008	4.54	8	35	1.25%	-29.5%
12/31/2007	6.44	8	49	1.25%	10.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.4%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Invesco V.I. Global Real Estate Fund Series I Class - 008892523

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$120,772	$109,802	9,947
Receivables: investments sold	—
Payables: investments purchased	(4)
Net assets	$120,768

Net Assets	Units Outstanding	Accumulation Unit Value
$120,768	20,964	$5.76

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$4,964
Mortality & expense charges	(1,913)
Net investment income (loss)	3,051

Gain (loss) on investments:
Net realized gain (loss)	(12,916)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	774
Net gain (loss)	(12,142)

Increase (decrease) in net assets from operations	$(9,091)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,051	$6,579
Net realized gain (loss)	(12,916)	(60,016)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	774	80,609

Increase (decrease) in net assets from operations	(9,091)	27,172

Contract owner transactions:
Proceeds from units sold	23,460	30,999
Cost of units redeemed	(73,034)	(58,308)
Account charges	(189)	(213)
Increase (decrease)	(49,763)	(27,522)
Net increase (decrease)	(58,854)	(350)
Net assets, beginning	179,622	179,972
Net assets, ending	$120,768	$179,622

Units sold	3,776	5,546
Units redeemed	(11,601)	(10,233)
Net increase (decrease)	(7,825)	(4,687)
Units outstanding, beginning	28,789	33,476
Units outstanding, ending	20,964	28,789

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,613,224
Cost of units redeemed/account charges	(1,504,990)
Net investment income (loss)	48,883
Net realized gain (loss)	(171,489)
Realized gain distributions	124,170
Net change in unrealized appreciation (depreciation)	10,970
$120,768

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.76	21	$121	1.25%	-7.7%
12/31/2010	6.24	29	180	1.25%	16.1%
12/31/2009	5.38	33	180	1.25%	29.9%
12/31/2008	4.14	36	151	1.25%	-45.3%
12/31/2007	7.57	63	477	1.25%	-6.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.3%
2010	4.9%
2009	0.0%
2008	4.3%
2007	5.3%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Invesco V.I. High Yield Fund Series I Class - 008892846

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$53,286	$56,409	10,572
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$53,285

Net Assets	Units Outstanding	Accumulation Unit Value
$53,285	7,559	$7.05

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$4,234
Mortality & expense charges	(716)
Net investment income (loss)	3,518

Gain (loss) on investments:
Net realized gain (loss)	2,521
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(5,934)
Net gain (loss)	(3,413)

Increase (decrease) in net assets from operations	$105

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,518	$6,517
Net realized gain (loss)	2,521	(410)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(5,934)	1,985

Increase (decrease) in net assets from operations	105	8,092

Contract owner transactions:
Proceeds from units sold	3,211	27,600
Cost of units redeemed	(18,450)	(39,487)
Account charges	(46)	(85)
Increase (decrease)	(15,285)	(11,972)
Net increase (decrease)	(15,180)	(3,880)
Net assets, beginning	68,465	72,345
Net assets, ending	$53,285	$68,465

Units sold	619	4,190
Units redeemed	(2,744)	(5,984)
Net increase (decrease)	(2,125)	(1,794)
Units outstanding, beginning	9,684	11,478
Units outstanding, ending	7,559	9,684

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$155,156
Cost of units redeemed/account charges	(118,600)
Net investment income (loss)	23,757
Net realized gain (loss)	(3,905)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(3,123)
$53,285

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$7.05	8	$53	1.25%	-0.3%
12/31/2010	7.07	10	68	1.25%	12.2%
12/31/2009	6.30	11	72	1.25%	50.9%
12/31/2008	4.18	8	35	1.25%	-26.6%
12/31/2007	5.69	6	36	1.25%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	7.0%
2010	10.5%
2009	9.8%
2008	12.5%
2007	10.6%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Invesco V.I. International Growth Fund Series II Class - 008892655

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$33,344	$35,864	1,278
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$33,343

Net Assets	Units Outstanding	Accumulation Unit Value
$33,343	4,940	$6.75

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$356
Mortality & expense charges	(433)
Net investment income (loss)	(77)

Gain (loss) on investments:
Net realized gain (loss)	2,458
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(4,921)
Net gain (loss)	(2,463)

Increase (decrease) in net assets from operations	$(2,540)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(77)	$109
Net realized gain (loss)	2,458	257
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(4,921)	1,523

Increase (decrease) in net assets from operations	(2,540)	1,889

Contract owner transactions:
Proceeds from units sold	26,497	30,265
Cost of units redeemed	(20,892)	(28,828)
Account charges	(27)	(18)
Increase (decrease)	5,578	1,419
Net increase (decrease)	3,038	3,308
Net assets, beginning	30,305	26,997
Net assets, ending	$33,343	$30,305

Units sold	3,623	4,486
Units redeemed	(2,807)	(4,448)
Net increase (decrease)	816	38
Units outstanding, beginning	4,124	4,086
Units outstanding, ending	4,940	4,124

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$89,717
Cost of units redeemed/account charges	(57,397)
Net investment income (loss)	277
Net realized gain (loss)	3,266
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,520)
$33,343

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.75	5	$33	1.25%	-8.1%
12/31/2010	7.35	4	30	1.25%	11.2%
12/31/2009	6.61	4	27	1.25%	32.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	1.3%
2009	2.4%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Invesco V.I. Utilities Fund Series I Class - 008892259

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$130,382	$108,183	7,788
Receivables: investments sold	—
Payables: investments purchased	(4)
Net assets	$130,378

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$130,378	17,295	$7.54

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$4,028
Mortality & expense charges	(1,741)
Net investment income (loss)	2,287

Gain (loss) on investments:
Net realized gain (loss)	3,110
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	15,040
Net gain (loss)	18,150

Increase (decrease) in net assets from operations	$20,437

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,287	$3,330
Net realized gain (loss)	3,110	(44,018)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	15,040	45,996

Increase (decrease) in net assets from operations	20,437	5,308

Contract owner transactions:
Proceeds from units sold	10,379	29,938
Cost of units redeemed	(49,569)	(64,465)
Account charges	(113)	(165)
Increase (decrease)	(39,303)	(34,692)
Net increase (decrease)	(18,866)	(29,384)
Net assets, beginning	149,244	178,628
Net assets, ending	$130,378	$149,244

Units sold	1,500	4,872
Units redeemed	(6,973)	(10,712)
Net increase (decrease)	(5,473)	(5,840)
Units outstanding, beginning	22,768	28,608
Units outstanding, ending	17,295	22,768

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,422,505
Cost of units redeemed/account charges	(1,423,681)
Net investment income (loss)	43,290
Net realized gain (loss)	11,717
Realized gain distributions	54,348
Net change in unrealized appreciation (depreciation)	22,199
$130,378

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$7.54	17	$130	1.25%	15.0%
12/31/2010	6.55	23	149	1.25%	5.0%
12/31/2009	6.24	29	179	1.25%	13.5%
12/31/2008	5.50	32	178	1.25%	-33.2%
12/31/2007	8.23	38	315	1.25%	19.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.9%
2010	3.2%
2009	4.4%
2008	2.6%
2007	1.5%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Invesco V.I. Core Equity Fund Series II Class - 008892671 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$—	—	$6.57

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—

Net change in unrealized appreciation (depreciation)	$—

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5 .00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.57	0	$0	1.25%	-1.5%
12/31/2010	6.67	0	0	1.25%	7.9%
12/31/2009	6.19	0	0	1.25%	23.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Invesco V.I. Dividend Growth - Series 1 Class - 00888X104

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,911	$2,070	136
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$1,911

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$1,911	418	$4.57

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(16)
Net investment income (loss)	(16)

Gain (loss) on investments:
Net realized gain (loss)	(9)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(159)
Net gain (loss)	(168)

Increase (decrease) in net assets from operations	$(184)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16)	$—
Net realized gain (loss)	(9)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(159)	—

Increase (decrease) in net assets from operations	(184)	—

Contract owner transactions:
Proceeds from units sold	2,164	—
Cost of units redeemed	(67)	—
Account charges	(2)	—
Increase (decrease)	2,095	—
Net increase (decrease)	1,911	—
Net assets, beginning	—	—
Net assets, ending	$1,911	$—

Units sold	433	—
Units redeemed	(15)	—
Net increase (decrease)	418	—
Units outstanding, beginning	—	—
Units outstanding, ending	418	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,164
Cost of units redeemed/account charges	(69)
Net investment income (loss)	(16)
Net realized gain (loss)	(9)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(159)
$1,911

* Date of Fund Inception into Variable Account: 4/28/2011

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$4.57	0	$2	1.25%	-8.5%
12/31/2010	5.00	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Invesco V.I. Capital Development - Series 1 Class - 008892853

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$24,183	$28,374	1,942
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$24,183

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$24,183	5,904	$4.10

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(197)
Net investment income (loss)	(197)

Gain (loss) on investments:
Net realized gain (loss)	(42)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(4,191)
Net gain (loss)	(4,233)

Increase (decrease) in net assets from operations	$(4,430)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(197)	$—
Net realized gain (loss)	(42)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(4,191)	—

Increase (decrease) in net assets from operations	(4,430)	—

Contract owner transactions:
Proceeds from units sold	28,830	—
Cost of units redeemed	(199)	—
Account charges	(18)	—
Increase (decrease)	28,613	—
Net increase (decrease)	24,183	—
Net assets, beginning	—	—
Net assets, ending	$24,183	$—

Units sold	5,949	—
Units redeemed	(45)	—
Net increase (decrease)	5,904	—
Units outstanding, beginning	—	—
Units outstanding, ending	5,904	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$28,830
Cost of units redeemed/account charges	(217)
Net investment income (loss)	(197)
Net realized gain (loss)	(42)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(4,191)
$24,183

* Date of Fund Inception into Variable Account: 4/28/2011

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$4.10	6	$24	1.25%	-18.1%
12/31/2010	5.00	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Janus Aspen Flexible Bond Portfolio Institutional Class - 471021501

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$871,262	$883,232	70,947
Receivables: investments sold	—
Payables: investments purchased	(29)
Net assets	$871,233

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$871,233	120,709	$7.22

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$60,121
Mortality & expense charges	(10,095)
Net investment income (loss)	50,026

Gain (loss) on investments:
Net realized gain (loss)	25,891
Realized gain distributions	16,055
Net change in unrealized appreciation (depreciation)	(47,100)
Net gain (loss)	(5,154)

Increase (decrease) in net assets from operations	$44,872

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$50,026	$43,438
Net realized gain (loss)	25,891	19,533
Realized gain distributions	16,055	2,831
Net change in unrealized appreciation (depreciation)	(47,100)	(9,978)

Increase (decrease) in net assets from operations	44,872	55,824

Contract owner transactions:
Proceeds from units sold	194,034	302,733
Cost of units redeemed	(264,887)	(214,138)
Account charges	(399)	(395)
Increase (decrease)	(71,252)	88,200
Net increase (decrease)	(26,380)	144,024
Net assets, beginning	897,613	753,589
Net assets, ending	$871,233	$897,613

Units sold	28,407	45,330
Units redeemed	(38,804)	(31,593)
Net increase (decrease)	(10,397)	13,737
Units outstanding, beginning	131,106	117,369
Units outstanding, ending	120,709	131,106

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,057,388
Cost of units redeemed/account charges	(1,410,167)
Net investment income (loss)	160,840
Net realized gain (loss)	54,243
Realized gain distributions	20,899
Net change in unrealized appreciation (depreciation)	(11,970)
$871,233

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$7.22	121	$871	1.25%	5.4%
12/31/2010	6.85	131	898	1.25%	6.6%
12/31/2009	6.42	117	754	1.25%	11.8%
12/31/2008	5.74	106	606	1.25%	4.7%
12/31/2007	5.48	58	316	1.25%	5.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	6.8%
2010	6.6%
2009	5.1%
2008	6.8%
2007	5.9%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Janus Aspen Forty Portfolio Institutional Class - 471021865

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,504	$3,278	105
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$3,504

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$3,504	917	$3.82

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$14
Mortality & expense charges	(48)
Net investment income (loss)	(34)

Gain (loss) on investments:
Net realized gain (loss)	1,083
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,269)
Net gain (loss)	(186)

Increase (decrease) in net assets from operations	$(220)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(34)	$(108)
Net realized gain (loss)	1,083	187
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,269)	250

Increase (decrease) in net assets from operations	(220)	329

Contract owner transactions:
Proceeds from units sold	—	6,746
Cost of units redeemed	(7,274)	(15,583)
Account charges	(8)	(14)
Increase (decrease)	(7,282)	(8,851)
Net increase (decrease)	(7,502)	(8,522)
Net assets, beginning	11,006	19,528
Net assets, ending	$3,504	$11,006

Units sold	—	1,689
Units redeemed	(1,737)	(3,999)
Net increase (decrease)	(1,737)	(2,310)
Units outstanding, beginning	2,654	4,964
Units outstanding, ending	917	2,654

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$25,454
Cost of units redeemed/account charges	(23,081)
Net investment income (loss)	(262)
Net realized gain (loss)	1,167
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	226
$3,504

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$3.82	1	$4	1.25%	-7.9%
12/31/2010	4.15	3	11	1.25%	5.4%
12/31/2009	3.93	5	20	1.25%	44.5%
12/31/2008	2.72	1	3	1.25%	-45.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.2%
2010	0.3%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Janus Aspen Overseas Service Class - 471021667

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$40,801	$51,821	1,090
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$40,800

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$40,800	6,927	$5.89

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$409
Mortality & expense charges	(1,234)
Net investment income (loss)	(825)

Gain (loss) on investments:
Net realized gain (loss)	5,824
Realized gain distributions	1,078
Net change in unrealized appreciation (depreciation)	(42,444)
Net gain (loss)	(35,542)

Increase (decrease) in net assets from operations	$(36,367)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(825)	$(818)
Net realized gain (loss)	5,824	995
Realized gain distributions	1,078	—
Net change in unrealized appreciation (depreciation)	(42,444)	25,155

Increase (decrease) in net assets from operation	(36,367)	25,332

Contract owner transactions:
Proceeds from units sold	6,065	25,965
Cost of units redeemed	(70,114)	(2,627)
Account charges	(46)	(45)
Increase (decrease)	(64,095)	23,293
Net increase (decrease)	(100,462)	48,625
Net assets, beginning	141,262	92,637
Net assets, ending	$40,800	$141,262

Units sold	681	3,412
Units redeemed	(9,780)	(362)
Net increase (decrease)	(9,099)	3,050
Units outstanding, beginning	16,026	12,976
Units outstanding, ending	6,927	16,026

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$118,550
Cost of units redeemed/account charges	(72,832)
Net investment income (loss)	(1,812)
Net realized gain (loss)	6,836
Realized gain distributions	1,078
Net change in unrealized appreciation (depreciation)	(11,020)
$40,800

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$5.89	7	$41	1.25%	-33.2%
12/31/2010	8.81	16	141	1.25%	23.5%
12/31/2009	7.14	13	93	1.25%	42.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	0.6%
2009	0.2%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust Janus

Aspen Perkins Mid Cap Value Portfolio Service Class - 471021451

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$43,816	$44,691	2,886
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$43,815

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$43,815	6,588	$6.65

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$186
Mortality & expense charges	(233)
Net investment income (loss)	(47)

Gain (loss) on investments:
Net realized gain (loss)	126
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,648)
Net gain (loss)	(1,522)

Increase (decrease) in net assets from operations	$(1,569)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(47)	$(35)
Net realized gain (loss)	126	129
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,648)	666

Increase (decrease) in net assets from operations	(1,569)	760

Contract owner transactions:
Proceeds from units sold	44,657	12,840
Cost of units redeemed	(12,832)	(1,014)
Account charges	(16)	—
Increase (decrease)	31,809	11,826
Net increase (decrease)	30,240	12,586
Net assets, beginning	13,575	989
Net assets, ending	$43,815	$13,575

Units sold	6,587	1,956
Units redeemed	(1,955)	(162)
Net increase (decrease)	4,632	1,794
Units outstanding, beginning	1,956	162
Units outstanding, ending	6,588	1,956

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$58,387
Cost of units redeemed/account charges	(13,868)
Net investment income (loss)	(85)
Net realized gain (loss)	256
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(875)
$43,815

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.65	7	$44	1.25%	-4.2%
12/31/2010	6.94	2	14	1.25%	13.9%
12/31/2009	6.09	0	1	1.25%	21.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.6%
2010	0.8%
2009	0.2%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Janus Aspen Worldwide Portfolio Institutional Class - 471021303

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$24,714	$28,195	956
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$24,714

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$24,714	4,937	$5.01

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$171
Mortality & expense charges	(375)
Net investment income (loss)	(204)

Gain (loss) on investments:
Net realized gain (loss)	200
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(5,022)
Net gain (loss)	(4,822)

Increase (decrease) in net assets from operations	$(5,026)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(204)	$(134)
Net realized gain (loss)	200	(2,506)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(5,022)	4,405

Increase (decrease) in net assets from operations	(5,026)	1,765

Contract owner transactions:
Proceeds from units sold	20,261	28,052
Cost of units redeemed	(4,218)	(41,709)
Account charges	(32)	(35)
Increase (decrease)	16,011	(13,692)
Net increase (decrease)	10,985	(11,927)
Net assets, beginning	13,729	25,656
Net assets, ending	$24,714	$13,729

Units sold	3,406	5,421
Units redeemed	(805)	(8,079)
Net increase (decrease)	2,601	(2,658)
Units outstanding, beginning	2,336	4,994
Units outstanding, ending	4,937	2,336

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$207,535
Cost of units redeemed/account charges	(170,885)
Net investment income (loss)	(547)
Net realized gain (loss)	(7,908)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(3,481)
$24,714

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$5.01	5	$25	1.25%	-14.8%
12/31/2010	5.88	2	14	1.25%	14.4%
12/31/2009	5.14	5	26	1.25%	36.0%
12/31/2008	3.78	3	13	1.25%	-45.4%
12/31/2007	6.91	9	62	1.25%	8.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.9%
2010	0.4%
2009	1.3%
2008	0.9%
2007	0.9%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Neuberger Berman AMT Mid Cap Growth Portfolio S Class - 641222856

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$9,354	7,741	347
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$9,354

	Units	Accumulation
Net Assets	Outstanding	Unit Value
$9,354	1,178	$7.94

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(101)
Net investment income (loss)	(101)

Gain (loss) on investments:
Net realized gain (loss)	69
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(302)
Net gain (loss)	(233)

Increase (decrease) in net assets from operations	$(334)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(101)	$(70)
Net realized gain (loss)	69	13
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(302)	1,494

Increase (decrease) in net assets from operations	(334)	1,437

Contract owner transactions:
Proceeds from units sold	2,998	275
Cost of units redeemed	(88)	—
Account charges	(30)	(31)
Increase (decrease)	2,880	244
Net increase (decrease)	2,546	1,681
Net assets, beginning	6,808	5,127
Net assets, ending	$9,354	$6,808

Units sold	343	41
Units redeemed	(14)	(5)
Net increase (decrease)	329	36
Units outstanding, beginning	849	813
Units outstanding, ending	1,178	849

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$7,992
Cost of units redeemed/account charges	(149)
Net investment income (loss)	(185)
Net realized gain (loss)	83
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,613
$9,354

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$7.94	1	$9	1.25%	-1.0%
12/31/2010	8.02	1	7	1.25%	27.2%
12/31/2009	6.31	1	5	1.25%	26.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Neuberger Berman AMT Regency Portfolio I Class - 641222708

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,746	$47,455	3,488
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$49,745

Net Assets	Units Outstanding	Accumulation Unit Value
$49,745	8,550	$5.82

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$340
Mortality & expense charges	(712)
Net investment income (loss)	(372)

Gain (loss) on investments:
Net realized gain (loss)	597
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(3,080)
Net gain (loss)	(2,483)

Increase (decrease) in net assets from operations	$(2,855)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(372)	$(379)
Net realized gain (loss)	597	(3,521)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(3,080)	20,763

Increase (decrease) in net assets from operations	(2,855)	16,863

Contract owner transactions:
Proceeds from units sold	7,047	14,044
Cost of units redeemed	(32,774)	(21,122)
Account charges	(54)	(44)
Increase (decrease)	(25,781)	(7,122)
Net increase (decrease)	(28,636)	9,741
Net assets, beginning	78,381	68,640
Net assets, ending	$49,745	$78,381

Units sold	1,070	2,640
Units redeemed	(4,960	(3,776)
Net increase (decrease)	(3,890)	(1,136)
Units outstanding, beginning	12,440	13,576
Units outstanding, ending	8,550	12,440

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$414,245
Cost of units redeemed/account charges	(359,228)
Net investment income (loss)	(3,880)
Net realized gain (loss)	(26,980)
Realized gain distributions	23,297
Net change in unrealized appreciation (depreciation)	2,291
$49,745

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.82	9	$50	1.25%	-7.7%
12/31/2010	6.30	12	78	1.25%	24.6%
12/31/2009	5.06	14	69	1.25%	44.5%
12/31/2008	3.50	20	71	1.25%	-46.4%
12/31/2007	6.53	32	210	1.25%	2.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	0.8%
2009	1.7%
2008	1.0%
2007	0.5%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Neuberger Berman AMT Small Cap Growth Portfolio S Class - 641222880

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,368	$9,277	689
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$8,368

Net Assets	Units Outstanding	Accumulation Unit Value
$8,368	1,722	$4.86

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(120)
Net investment income (loss)	(120)

Gain (loss) on investments:
Net realized gain (loss)	(1,155)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	245
Net gain (loss)	(910)

Increase (decrease) in net assets from operations	$(1,030)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(120)	$(66)
Net realized gain (loss)	(1,155)	(29)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	245	1,060

Increase (decrease) in net assets from operations	(1,030)	965

Contract owner transactions:
Proceeds from units sold	9,099	197
Cost of units redeemed	(5,988)	—
Account charges	(21)	(7)
Increase (decrease)	3,090	190
Net increase (decrease)	2,060	1,155
Net assets, beginning	6,308	5,153
Net assets, ending	$8,368	$6,308

Units sold	1,665	45
Units redeemed	(1,211)	(1)
Net increase (decrease)	454	44
Units outstanding, beginning	1,268	1,224
Units outstanding, ending	1,722	1,268

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$286,254
Cost of units redeemed/account charges	(265,628)
Net investment income (loss)	(5,850)
Net realized gain (loss)	(12,631)
Realized gain distributions	7,132
Net change in unrealized appreciation (depreciation)	(909)
$8,368

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$4.86	2	$8	1.25%	-2.3%
12/31/2010	4.97	1	6	1.25%	18.1%
12/31/2009	4.21	1	5	1.25%	21.2%
12/31/2008	3.47	1	4	1.25%	-40.2%
12/31/2007	5.81	28	163	1.25%	-0.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Neuberger Berman Short Duration Bond Portfolio I Class - 007575301

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,103	$54,870	4,736
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$51,102

Net Assets	Units Outstanding	Accumulation Unit Value
$51,102	9,706	$5.27

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,008
Mortality & expense charges	(712)
Net investment income (loss)	1,296

Gain (loss) on investments:
Net realized gain (loss)	(2,407)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	709
Net gain (loss)	(1,698)

Increase (decrease) in net assets from operations	$(402)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,296	$2,504
Net realized gain (loss)	(2,407)	(3,615)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	709	4,569

Increase (decrease) in net assets from operations	(402)	(3,458)

Contract owner transactions:
Proceeds from units sold	3,325	1,351
Cost of units redeemed	(15,586)	(29,752)
Account charges	(85)	(122)
Increase (decrease)	(12,346)	(28,523)
Net increase (decrease)	(12,748)	(25,065)
Net assets, beginning	63,850	88,915
Net assets, ending	$51,102	$63,850

Units sold	623	259
Units redeemed	(2,928)	(5,640)
Net increase (decrease)	(2,305)	(5,381)
Units outstanding, beginning	12,011	17,392
Units outstanding, ending	9,706	12,011

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$483,902
Cost of units redeemed/account charges	(417,622)
Net investment income (loss)	21,139
Net realized gain (loss)	(32,550)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(3,767)
$51,102

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.27	10	$51	1.25%	-1.0%
12/31/2010	5.32	12	64	1.25%	4.0%
12/31/2009	5.11	17	89	1.25%	11.9%
12/31/2008	4.57	23	105	1.25%	-14.5%
12/31/2007	5.34	55	293	1.25%	3.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.5%
2010	4.6%
2009	6.8%
2008	4.6%
2007	2.4%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

OneAmerica Asset Director Portfolio O Class - 682444872

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,874,097	$4,068,286	229,784
Receivables: investments sold	—
Payables: investments purchased	(161)
Net assets	$3,873,936

Net Assets	Units Outstanding	Accumulation Unit Value
$3,873,936	233,737	$16.57

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$82,707
Mortality & expense charges	(53,933)
Net investment income (loss)	28,774

Gain (loss) on investments:
Net realized gain (loss)	(22,911)
Realized gain distributions	80,307
Net change in unrealized appreciation (depreciation)	(91,607)
Net gain (loss)	(34,211)

Increase (decrease) in net assets from operations	$(5,437)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$28,774	$35,690
Net realized gain (loss)	(22,911)	(71,167)
Realized gain distributions	80,307	—
Net change in unrealized appreciation (depreciation)	(91,607)	497,187

Increase (decrease) in net assets from operations	(5,437)	461,710

Contract owner transactions:
Proceeds from units sold	80,398	116,852
Cost of units redeemed	(918,211)	(998,653)
Account charges	(4,153)	(4,822)
Increase (decrease)	(841,966)	(886,623)
Net increase (decrease)	(847,403)	(424,913)
Net assets, beginning	4,721,339	5,146,252
Net assets, ending	$3,873,936	$4,721,339

Units sold	5,540	7,683
Units redeemed	(55,424)	(65,463)
Net increase (decrease)	(49,884)	(57,780)
Units outstanding, beginning	283,621	341,401
Units outstanding, ending	233,737	283,621

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$29,210,155
Cost of units redeemed/account charges	(32,927,930)
Net investment income (loss)	3,759,800
Net realized gain (loss)	1,906,348
Realized gain distributions	2,119,752
Net change in unrealized appreciation (depreciation)	(194,189)
$3,873,936

* Date of Fund Inception into Variable Account: 11/10/1994

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$16.57	234	$3,874	1.25%	-0.4%
12/31/2010	16.65	284	4,721	1.25%	10.4%
12/31/2009	15.07	341	5,146	1.25%	24.6%
12/31/2008	12.09	426	5,147	1.25%	-26.4%
12/31/2007	16.42	608	9,978	1.25%	3.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	1.9%
2009	2.4%
2008	2.8%
2007	2.3%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

OneAmerica Investment Grade Bond Portfolio O Class - 682444880

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,245,813	$2,133,731	193,747
Receivables: investments sold	—
Payables: investments purchased	(89)
Net assets	$2,245,724

Net Assets	Units Outstanding	Accumulation Unit Value
$2,245,724	189,091	$11.88

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$76,761
Mortality & expense charges	(30,765)
Net investment income (loss)	45,996

Gain (loss) on investments:
Net realized gain (loss)	38,895
Realized gain distributions	26,121
Net change in unrealized appreciation (depreciation)	34,493
Net gain (loss)	99,509

Increase (decrease) in net assets from operations	$145,505

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$45,996	$71,215
Net realized gain (loss)	38,895	13,801
Realized gain distributions	26,121	34,075
Net change in unrealized appreciation (depreciation)	34,493	30,453

Increase (decrease) in net assets from operations	145,505	149,544

Contract owner transactions:
Proceeds from units sold	91,136	288,282
Cost of units redeemed	(591,197)	(402,155)
Account charges	(1,754)	(2,002)
Increase (decrease)	(501,815)	(115,875)
Net increase (decrease)	(356,310)	33,669
Net assets, beginning	2,602,034	2,568,365
Net assets, ending	$2,245,724	$2,602,034

Units sold	7,918	26,124
Units redeemed	(51,119)	(36,729)
Net increase (decrease)	(43,201)	(10,605)
Units outstanding, beginning	232,292	242,897
Units outstanding, ending	189,091	232,292

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$35,607,676
Cost of units redeemed/account charges	(35,981,052)
Net investment income (loss)	2,550,104
Net realized gain (loss)	(125,099)
Realized gain distributions	82,013
Net change in unrealized appreciation (depreciation)	112,082
$2,245,724

* Date of Fund Inception into Variable Account: 11/10/1994

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$11.88	189	$2,246	1.25%	6.0%
12/31/2010	11.20	232	2,602	1.25%	5.9%
12/31/2009	10.57	243	2,568	1.25%	14.1%
12/31/2008	9.27	293	2,716	1.25%	-2.2%
12/31/2007	9.48	316	2,994	1.25%	5.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.2%
2010	4.0%
2009	4.7%
2008	5.2%
2007	4.2%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

OneAmerica Money Market Portfolio O Class - 682444807

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,198,866	$2,198,866	2,210,686
Receivables: investments sold	11,820
Payables: investments purchased	—
Net assets	$2,210,686

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,210,686	1,649,926	$1.34

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(33,308)
Net investment income (loss)	(33,308)

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$(33,308)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(33,308)	$(38,181)
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	(33,308)	(38,181)

Contract owner transactions:
Proceeds from units sold	2,252,269	4,173,730
Cost of units redeemed	(3,009,122)	(3,994,650)
Account charges	(3,059)	(3,717)
Increase (decrease)	(759,912)	175,363
Net increase (decrease)	(793,220)	137,182
Net assets, beginning	3,003,906	2,866,724
Net assets, ending	$2,210,686	$3,003,906

Units sold	1,709,867	3,130,019
Units redeemed	(2,274,163)	(3,002,739)
Net increase (decrease)	(564,296)	127,280
Units outstanding, beginning	2,214,222	2,086,942
Units outstanding, ending	1,649,926	2,214,222

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$188,526,401
Cost of units redeemed/account charges	(187,645,276)
Net investment income (loss)	1,329,561
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$2,210,686

* Date of Fund Inception into Variable Account: 11/10/1994

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$1.34	1,650	$2,211	1.25%	-1.2%
12/31/2010	1.36	2,214	3,004	1.25%	-1.2%
12/31/2009	1.37	2,087	2,867	1.25%	-1.1%
12/31/2008	1.39	4,547	6,318	1.25%	0.9%
12/31/2007	1.38	2,368	3,262	1.25%	3.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.1%
2008	1.9%
2007	5.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

OneAmerica Value Portfolio O Class - 682444708

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,832,843	$6,736,650	297,479
Receivables: investments sold	—
Payables: investments purchased	(6,707)
Net assets	$5,826,136

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,826,136	325,490	$17.90

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$92,178
Mortality & expense charges	(80,141)
Net investment income (loss)	12,037

Gain (loss) on investments:
Net realized gain (loss)	(217,086)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	2,124
Net gain (loss)	(214,962)

Increase (decrease) in net assets from operations	$(202,925)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,037	$12,131
Net realized gain (loss)	(217,086)	(430,783)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	2,124	1,172,592

Increase (decrease) in net assets from operations	(202,925)	753,940

Contract owner transactions:
Proceeds from units sold	123,320	420,344
Cost of units redeemed	(1,011,475)	(1,439,626)
Account charges	(5,607)	(6,499)
Increase (decrease)	(893,762)	(1,025,781)
Net increase (decrease)	(1,096,687)	(271,841)
Net assets, beginning	6,922,823	7,194,664
Net assets, ending	$5,826,136	$6,922,823

Units sold	7,506	25,247
Units redeemed	(54,965)	(86,913)
Net increase (decrease)	(47,459)	(61,666)
Units outstanding, beginning	372,949	434,615
Units outstanding, ending	325,490	372,949

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$38,328,361
Cost of units redeemed/account charges	(41,779,239)
Net investment income (loss)	4,016,714
Net realized gain (loss)	1,977,204
Realized gain distributions	4,186,903
Net change in unrealized appreciation (depreciation)	(903,807)
$5,826,136

* Date of Fund Inception into Variable Account: 11/10/1994

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$17.90	325	$5,826	1.25%	-3.6%
12/31/2010	18.56	373	6,923	1.25%	12.1%
12/31/2009	16.55	435	7,195	1.25%	28.7%
12/31/2008	12.86	486	6,248	1.25%	-37.7%
12/31/2007	20.66	683	14,111	1.25%	2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.4%
2009	1.6%
2008	1.9%
2007	1.5%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Pioneer Emerging Markets VCT I Class - 724027867

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,345	$53,202	1,841
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$44,344

	Net Assets	Units Outstanding	Accumulation Unit Value
	$44,344	13,372	$3.32

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$145
Mortality & expense charges	(634)
Net investment income (loss)	(489)

Gain (loss) on investments:
Net realized gain (loss)	2,338
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(16,421)
Net gain (loss)	(14,083)

Increase (decrease) in net assets from operations	$(14,572)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(489)	$(645)
Net realized gain (loss)	2,338	6,844
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(16,421)	3,725

Increase (decrease) in net assets from operations	(14,572)	9,924

Contract owner transactions:
Proceeds from units sold	20,190	280,612
Cost of units redeemed	(18,695)	(343,347)
Account charges	(44)	(54)
Increase (decrease)	1,451	(62,789)
Net increase (decrease)	(13,121)	(52,865)
Net assets, beginning	57,465	110,330
Net assets, ending	$44,344	$57,465

Units sold	5,025	76,410
Units redeemed	(4,762)	(92,108)
Net increase (decrease)	263	(15,698)
Units outstanding, beginning	13,109	28,807
Units outstanding, ending	13,372	13,109

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$409,477
Cost of units redeemed/account charges	(365,017)
Net investment income (loss)	(1,402)
Net realized gain (loss)	10,143
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(8,857)
$44,344

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$3.32	13	$44	1.25%	-24.3%
12/31/2010	4.38	13	57	1.25%	14.5%
12/31/2009	3.83	29	110	1.25%	72.5%
12/31/2008	2.22	0	1	1.25%	-55.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.3%
2010	0.3%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Pioneer Equity Income VCT Portfolio II Class - 724027826

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased
Net assets	$—

	Net Assets	Units Outstanding	Accumulation Unit Value
	$—	—	$7.51

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$3
Net realized gain (loss)	—	483
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	(289)

Increase (decrease) in net assets from operations	—	197

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	(2,429)
Account charges	—	—
Increase (decrease)	—	(2,429)
Net increase (decrease)	—	(2,232)
Net assets, beginning	—	2,232
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	(366)
Net increase (decrease)	—	(366)
Units outstanding, beginning	—	366
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,915
Cost of units redeemed/account charges	(2,431)
Net investment income (loss)	32
Net realized gain (loss)	484
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.51	0	$0	1.25%	4.5%
12/31/2010	7.19	0	0	1.25%	17.7%
12/31/2009	6.11	0	2	1.25%	22.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	1.0%
2009	3.9%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Pioneer Fund Growth Opportunities VCT I Class - 724027230

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,741	$45,579	1,811
Receivables: investments sold	3
Payables: investments purchased	—
Net assets	$40,744

	Net Assets	Units Outstanding	Accumulation Unit Value
	$40,744	6,751	$6.04

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(455)
Net investment income (loss)	(455)

Gain (loss) on investments:
Net realized gain (loss)	8,052
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(11,403)
Net gain (loss)	(3,351)

Increase (decrease) in net assets from operations	$(3,806)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(455)	$(393)
Net realized gain (loss)	8,052	(1,346)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(11,403)	7,068

Increase (decrease) in net assets from operations	(3,806)	5,329

Contract owner transactions:
Proceeds from units sold	59,852	8,013
Cost of units redeemed	(50,433)	(3,759)
Account charges	(32)	(25)
Increase (decrease)	9,387	4,229
Net increase (decrease)	5,581	9,558
Net assets, beginning	35,163	25,605
Net assets, ending	$40,744	$35,163

Units sold	8,747	1,464
Units redeemed	(7,620)	(702)
Net increase (decrease)	1,127	762
Units outstanding, beginning	5,624	4,862
Units outstanding, ending	6,751	5,624

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$191,118
Cost of units redeemed/account charges	(148,027)
Net investment income (loss)	(3,492)
Net realized gain (loss)	(5,157)
Realized gain distributions	11,140
Net change in unrealized appreciation (depreciation)	(4,838)
$40,744

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.04	7	$41	1.25%	-3.5%
12/31/2010	6.25	6	35	1.25%	18.7%
12/31/2009	5.27	5	26	1.25%	42.8%
12/31/2008	3.69	5	17	1.25%	-36.3%
12/31/2007	5.79	9	52	1.25%	-5.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Pioneer Fund VCT Portfolio I Class - 724027875

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,051	$118,033	5,563
Receivables: investments sold	—
Payables: investments purchased	(3)
Net assets	$111,048

	Net Assets	Units Outstanding	Accumulation Unit Value
	$111,048	19,589	$5.67

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,733
Mortality & expense charges	(1,421)
Net investment income (loss)	312

Gain (loss) on investments:
Net realized gain (loss)	12,703
Realized gain distributions	6,028
Net change in unrealized appreciation (depreciation)	(24,445)
Net gain (loss)	(5,714)

Increase (decrease) in net assets from operations	$(5,402)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$312	$131
Net realized gain (loss)	12,703	(1,873)
Realized gain distributions	6,028	—
Net change in unrealized appreciation (depreciation)	(24,445)	13,655

Increase (decrease) in net assets from operations	(5,402)	11,913

Contract owner transactions:
Proceeds from units sold	54,454	70,656
Cost of units redeemed	(44,843)	(28,724)
Account charges	(59)	(44)
Increase (decrease)	9,552	41,888
Net increase (decrease)	4,150	53,801
Net assets, beginning	106,898	53,097
Net assets, ending	$111,048	$106,898

Units sold	9,042	13,118
Units redeemed	(7,275)	(5,440)
Net increase (decrease)	1,767	7,678
Units outstanding, beginning	17,822	10,144
Units outstanding, ending	19,589	17,822

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$331,301
Cost of units redeemed/account charges	(217,683)
Net investment income (loss)	1,258
Net realized gain (loss)	(5,192)
Realized gain distributions	8,346
Net change in unrealized appreciation (depreciation)	(6,982)
$111,048

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.67	20	$111	1.25%	-5.5%
12/31/2010	6.00	18	107	1.25%	14.6%
12/31/2009	5.23	10	53	1.25%	23.6%
12/31/2008	4.23	11	45	1.25%	-35.1%
12/31/2007	6.52	8	50	1.25%	3.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	1.4%
2009	1.9%
2008	2.4%
2007	1.5%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Royce Capital Fund Small Cap Investor Class - 78080T105

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,951	$69,882	7,045
Receivables: investments sold	—
Payables: investments purchased	(2)
Net assets	$70,949

	Net Assets	Units Outstanding	Accumulation Unit Value
	$70,949	13,296	$5.34

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$252
Mortality & expense charges	(539)
Net investment income (loss)	(287)

Gain (loss) on investments:
Net realized gain (loss)	1,210
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(4,523)
Net gain (loss)	(3,313)

Increase (decrease) in net assets from operations	$(3,600)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(287)	$(296)
Net realized gain (loss)	1,210	22
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(4,523)	5,169

Increase (decrease) in net assets from operations	(3,600)	4,895

Contract owner transactions:
Proceeds from units sold	51,921	3,356
Cost of units redeemed	(8,966)	—
Account charges	(4)	(12)
Increase (decrease)	42,951	3,344
Net increase (decrease)	39,351	8,239
Net assets, beginning	31,598	23,359
Net assets, ending	$70,949	$31,598

Units sold	9,337	681
Units redeemed	(1,697)	(2)
Net increase (decrease)	7,640	679
Units outstanding, beginning	5,656	4,977
Units outstanding, ending	13,296	5,656

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$80,815
Cost of units redeemed/account charges	(10,595)
Net investment income (loss)	(625)
Net realized gain (loss)	280
Realized gain distributions	5
Net change in unrealized appreciation (depreciation)	1,069
$70,949

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.34	13	$71	1.25%	-4.5%
12/31/2010	5.59	6	32	1.25%	19.0%
12/31/2009	4.69	5	23	1.25%	33.5%
12/31/2008	3.52	0	0	1.25%	-29.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	0.1%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

T. Rowe Price Blue Chip Growth Portfolio - 77954T506

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$172,414	$158,033	15,136
Receivables: investments sold	—
Payables: investments purchased	(5)
Net assets	$172,409

	Net Assets	Units Outstanding	Accumulation Unit Value
	$172,409	27,606	$6.25

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(2,171)
Net investment income (loss)	(2,171)

Gain (loss) on investments:
Net realized gain (loss)	18,968
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(14,297)
Net gain (loss)	4,671

Increase (decrease) in net assets from operations	$2,500

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,171)	$(1,844)
Net realized gain (loss)	18,968	(5,942)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(14,297)	27,639

Increase (decrease) in net assets from operations	2,500	19,853

Contract owner transactions:
Proceeds from units sold	124,800	105,679
Cost of units redeemed	(113,088)	(102,736)
Account charges	(148)	(110)
Increase (decrease)	11,564	2,833
Net increase (decrease)	14,064	22,686
Net assets, beginning	158,345	135,659
Net assets, ending	$172,409	$158,345

Units sold	19,475	19,689
Units redeemed	(17,288)	(19,302)
Net increase (decrease)	2,187	387
Units outstanding, beginning	25,419	25,032
Units outstanding, ending	27,606	25,419

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$709,142
Cost of units redeemed/account charges	(512,142)
Net investment income (loss)	(11,687)
Net realized gain (loss)	(27,285)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	14,381
$172,409

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.25	28	$172	1.25%	0.3%
12/31/2010	6.23	25	158	1.25%	14.9%
12/31/2009	5.42	25	136	1.25%	40.4%
12/31/2008	3.86	37	143	1.25%	-43.2%
12/31/2007	6.80	45	304	1.25%	11.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.1%
2007	0.5%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

T. Rowe Price Equity Income Portfolio - 77954T100

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,029,549	$6,905,029	310,654
Receivables: investments sold	3,357
Payables: investments purchased	—
Net assets	$6,032,906

	Net Assets	Units Outstanding	Accumulation Unit Value
	$6,032,906	417,967	$14.43

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$113,342
Mortality & expense charges	(81,715)
Net investment income (loss)	31,627

Gain (loss) on investments:
Net realized gain (loss)	(129,189)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(16,983)
Net gain (loss)	(146,172)

Increase (decrease) in net assets from operations	$(114,545)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$31,627	$43,884
Net realized gain (loss)	(129,189)	(445,799)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(16,983)	1,277,360

Increase (decrease) in net assets from operations	(114,545)	875,445

Contract owner transactions:
Proceeds from units sold	67,859	124,798
Cost of units redeemed	(983,709)	(1,765,098)
Account charges	(6,711)	(7,743)
Increase (decrease)	(922,561)	(1,648,043)
Net increase (decrease)	(1,037,106)	(772,598)
Net assets, beginning	7,070,012	7,842,610
Net assets, ending	$6,032,906	$7,070,012

Units sold	5,118	9,744
Units redeemed	(67,444)	(134,648)
Net increase (decrease)	(62,326)	(124,904)
Units outstanding, beginning	480,293	605,197
Units outstanding, ending	417,967	480,293

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$51,657,498
Cost of units redeemed/account charges	(57,888,217)
Net investment income (loss)	5,756,428
Net realized gain (loss)	4,341,503
Realized gain distributions	3,041,174
Net change in unrealized appreciation (depreciation)	(875,480)
$6,032,906

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$14.43	418	$6,033	1.25%	-1.9%
12/31/2010	14.72	480	7,070	1.25%	13.6%
12/31/2009	12.96	605	7,843	1.25%	24.0%
12/31/2008	10.45	698	7,287	1.25%	-36.9%
12/31/2007	16.56	892	14,773	1.25%	2.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	1.8%
2009	1.8%
2008	2.3%
2007	1.7%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

T. Rowe Price Limited Term Bond Portfolio - 77954R104

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,668	$96,356	19,047
Receivables: investments sold	—
Payables: investments purchased	(3)
Net assets	$94,665

	Net Assets	Units Outstanding	Accumulation Unit Value
	$94,665	16,036	$5.90

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$6,988
Mortality & expense charges	(3,581)
Net investment income (loss)	3,407

Gain (loss) on investments:
Net realized gain (loss)	(611)
Realized gain distributions	2,019
Net change in unrealized appreciation (depreciation)	(2,380)
Net gain (loss)	(972)

Increase (decrease) in net assets from operations	$2,435

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,407	$5,951
Net realized gain (loss)	(611)	1,481
Realized gain distributions	2,019	765
Net change in unrealized appreciation (depreciation)	(2,380)	(608)

Increase (decrease) in net assets from operations	2,435	7,589

Contract owner transactions:
Proceeds from units sold	37,821	53,836
Cost of units redeemed	(355,543)	(56,222)
Account charges	(122)	(151)
Increase (decrease)	(317,844)	(2,537)
Net increase (decrease)	(315,409)	5,052
Net assets, beginning	410,074	405,022
Net assets, ending	$94,665	$410,074

Units sold	7,104	9,196
Units redeemed	(60,771)	(9,590)
Net increase (decrease)	(53,667)	(394)
Units outstanding, beginning	69,703	70,097
Units outstanding, ending	16,036	69,703

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,035,302
Cost of units redeemed/account charges	(968,678)
Net investment income (loss)	22,288
Net realized gain (loss)	4,657
Realized gain distributions	2,784
Net change in unrealized appreciation (depreciation)	(1,688)
$94,665

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.90	16	$95	1.25%	0.3%
12/31/2010	5.88	70	410	1.25%	1.8%
12/31/2009	5.78	70	405	1.25%	7.0%
12/31/2008	5.40	32	175	1.25%	0.3%
12/31/2007	5.39	10	52	1.25%	4.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.8%
2010	2.7%
2009	2.8%
2008	4.0%
2007	5.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Timothy Conservative Growth Variable - 887432714

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,441	$31,879	2,957
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$32,440

	Net Assets	Units Outstanding	Accumulation Unit Value
	$32,440	5,408	$6.00

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$513
Mortality & expense charges	(405)
Net investment income (loss)	108

Gain (loss) on investments:
Net realized gain (loss)	(155)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	207
Net gain (loss)	52

Increase (decrease) in net assets from operations	$160

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$108	$104
Net realized gain (loss)	(155)	(719)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	207	3,649

Increase (decrease) in net assets from operations	160	3,034

Contract owner transactions:
Proceeds from units sold	1,432	8,725
Cost of units redeemed	(393)	(2,008)
Account charges	(30)	(37)
Increase (decrease)	1,009	6,680
Net increase (decrease)	1,169	9,714
Net assets, beginning	31,271	21,557
Net assets, ending	$32,440	$31,271

Units sold	232	1,608
Units redeemed	(70)	(378)
Net increase (decrease)	162	1,230
Units outstanding, beginning	5,246	4,016
Units outstanding, ending	5,408	5,246

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$65,856
Cost of units redeemed/account charges	(40,859)
Net investment income (loss)	855
Net realized gain (loss)	3,242
Realized gain distributions	2,784
Net change in unrealized appreciation (depreciation)	562
$32,440

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.00	5	$32	1.25%	0.6%
12/31/2010	5.96	5	31	1.25%	11.1%
12/31/2009	5.37	4	22	1.25%	21.3%
12/31/2008	4.43	3	15	1.25%	-29.4%
12/31/2007	6.27	4	25	1.25%	7.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	1.6%
2009	1.9%
2008	2.1%
2007	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Timothy Strategic Growth Variable - 887432722

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

	Net Assets	Units Outstanding	Accumulation Unit Value
	$—	—	$5.49

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$(51)
Net realized gain (loss)	—	(1,250)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	1,660

Increase (decrease) in net assets from operations	—	359

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	(5,477)
Account charges	—	—
Increase (decrease)	—	(5,477)
Net increase (decrease)	—	(5,118)
Net assets, beginning	—	5,118
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	(1,011)
Net increase (decrease)	—	(1,011)
Units outstanding, beginning	—	1,011
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$13,372
Cost of units redeemed/account charges	(13,986)
Net investment income (loss)	(96)
Net realized gain (loss)	(689)
Realized gain distributions	1,399
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.49	0	$0	1.25%	-4.9%
12/31/2010	5.77	0	0	1.25%	13.9%
12/31/2009	5.06	1	5	1.25%	27.9%
12/31/2008	3.96	1	4	1.25%	-40.3%
12/31/2007	6.63	1	9	1.25%	8.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.7%
2008	2.1%
2007	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Vanguard VIF Diversified Value - 921925871

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,962	$34,457	2,860
Receivables: investments sold	—
Payables: investments purchased	(1)
Net assets	$35,961

	Net Assets	Units Outstanding	Accumulation Unit Value
	$35,961	7,578	$4.75

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$626
Mortality & expense charges	(431)
Net investment income (loss)	195

Gain (loss) on investments:
Net realized gain (loss)	1,804
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(932)
Net gain (loss)	872

Increase (decrease) in net assets from operations	$1,067

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$195	$162
Net realized gain (loss)	1,804	621
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(932)	1,103

Increase (decrease) in net assets from operations	1,067	1,886

Contract owner transactions:
Proceeds from units sold	16,457	24,432
Cost of units redeemed	(11,374)	(6,033)
Account charges	(23)	(17)
Increase (decrease)	5,060	18,382
Net increase (decrease)	6,127	20,268
Net assets, beginning	29,834	9,566
Net assets, ending	$35,961	$29,834

Units sold	3,477	5,633
Units redeemed	(2,352)	(1,414)
Net increase (decrease)	1,125	4,219
Units outstanding, beginning	6,453	2,234
Units outstanding, ending	7,578	6,453

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$53,761
Cost of units redeemed/account charges	(23,553)
Net investment income (loss)	542
Net realized gain (loss)	3,706
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,505
$35,961

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$4.75	8	$36	1.25%	2.6%
12/31/2010	4.62	6	30	1.25%	8.0%
12/31/2009	4.28	2	10	1.25%	25.3%
12/31/2008	3.42	1	2	1.25%	-31.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	2.1%
2009	4.9%
2008	0.0%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Vanguard VIF Mid Cap Index Portfolio - 921925855

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$384,525	$285,683	26,536
Receivables: investments sold	—
Payables: investments purchased	(8)
Net assets	$384,517

	Net Assets	Units Outstanding	Accumulation Unit Value
	$384,517	58,189	$6.61

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$5,634
Mortality & expense charges	(5,777)
Net investment income (loss)	(143)

Gain (loss) on investments:
Net realized gain (loss)	53,205
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(52,592)
Net gain (loss)	613

Increase (decrease) in net assets from operations	$470

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(143)	$(1,315)
Net realized gain (loss)	53,205	(85,773)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(52,592)	208,495

Increase (decrease) in net assets from operations	470	121,407

Contract owner transactions:
Proceeds from units sold	89,658	43,857
Cost of units redeemed	(276,546)	(222,959)
Account charges	(270)	(277)
Increase (decrease)	(187,158)	(179,379)
Net increase (decrease)	(186,688)	(57,972)
Net assets, beginning	571,205	629,177
Net assets, ending	$384,517	$571,205

Units sold	13,432	7,890
Units redeemed	(38,873)	(38,314)
Net increase (decrease)	(25,441)	(30,424)
Units outstanding, beginning	83,630	114,054
Units outstanding, ending	58,189	83,630

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,464,884
Cost of units redeemed/account charges	(1,149,765)
Net investment income (loss)	(223)
Net realized gain (loss)	(249,979)
Realized gain distributions	220,758
Net change in unrealized appreciation (depreciation)	98,842
$384,517

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.61	58	$385	1.25%	-3.3%
12/31/2010	6.83	84	571	1.25%	23.8%
12/31/2009	5.52	114	629	1.25%	38.6%
12/31/2008	3.98	120	478	1.25%	-42.5%
12/31/2007	6.93	116	802	1.25%	4.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.2%
2010	1.0%
2009	1.6%
2008	1.7%
2007	1.2%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Vanguard VIF Small Company Growth Portfolio - 921925889

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$168,558	$166,352	9,421
Receivables: investments sold	—
Payables: investments purchased	(5)
Net assets	$168,553

	Net Assets	Units Outstanding	Accumulation Unit Value
	$168,553	23,894	$7.05

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$220
Mortality & expense charges	(1,989)
Net investment income (loss)	(1,769)

Gain (loss) on investments:
Net realized gain (loss)	24,552
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(26,063)
Net gain (loss)	(1,511)

Increase (decrease) in net assets from operations	$(3,280)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,769)	$(1,042)
Net realized gain (loss)	24,552	35,110
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(26,063)	(3,299)

Increase (decrease) in net assets from operations	(3,280)	30,769

Contract owner transactions:
Proceeds from units sold	152,747	65,872
Cost of units redeemed	(97,604)	(99,078)
Account charges	(93)	(71)
Increase (decrease)	55,050	(33,277)
Net increase (decrease)	51,770	(2,508)
Net assets, beginning	116,783	119,291
Net assets, ending	$168,553	$116,783

Units sold	20,194	11,541
Units redeemed	(12,873)	(17,001)
Net increase (decrease)	7,321	(5,460)
Units outstanding, beginning	16,573	22,033
Units outstanding, ending	23,894	16,573

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$510,453
Cost of units redeemed/account charges	(369,675)
Net investment income (loss)	(5,224)
Net realized gain (loss)	8,059
Realized gain distributions	22,734
Net change in unrealized appreciation (depreciation)	2,206
$168,553

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.05	24	$169	1.25%	0.1%
12/31/2010	7.05	17	117	1.25%	30.2%
12/31/2009	5.41	22	119	1.25%	37.6%
12/31/2008	3.93	16	63	1.25%	-40.2%
12/31/2007	6.58	14	90	1.25%	2.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.2%
2010	0.3%
2009	0.8%
2008	0.7%
2007	0.6%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

Vanguard VIF Total Bond Market Index Portfolio - 921925202

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$675,022	$617,306	54,304
Receivables: investments sold	—
Payables: investments purchased	(23)
Net assets	$674,999

	Net Assets	Units Outstanding	Accumulation Unit Value
	$674,999	101,322	$6.66

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$20,304
Mortality & expense charges	(8,061)
Net investment income (loss)	12,243

Gain (loss) on investments:
Net realized gain (loss)	15,640
Realized gain distributions	5,514
Net change in unrealized appreciation (depreciation)	5,177
Net gain (loss)	26,331

Increase (decrease) in net assets from operations	$38,574

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,243	$19,576
Net realized gain (loss)	15,640	2,447
Realized gain distributions	5,514	1,469
Net change in unrealized appreciation (depreciation)	5,177	19,048

Increase (decrease) in net assets from operations	38,574	42,540

Contract owner transactions:
Proceeds from units sold	51,741	23,348
Cost of units redeemed	(270,720)	(39,508)
Account charges	(123)	(122)
Increase (decrease)	(219,102)	(16,282)
Net increase (decrease)	(180,528)	26,258
Net assets, beginning	855,527	829,269
Net assets, ending	$674,999	$855,527

Units sold	8,225	3,712
Units redeemed	(43,438)	(6,374)
Net increase (decrease)	(35,213)	(2,662)
Units outstanding, beginning	136,535	139,197
Units outstanding, ending	101,322	136,535

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,037,698
Cost of units redeemed/account charges	(522,767)
Net investment income (loss)	68,628
Net realized gain (loss)	26,741
Realized gain distributions	6,983
Net change in unrealized appreciation (depreciation)	57,716
$674,999

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.66	101	$675	1.25%	6.3%
12/31/2010	6.27	137	856	1.25%	5.2%
12/31/2009	5.96	139	829	1.25%	4.6%
12/31/2008	5.69	133	757	1.25%	3.9%
12/31/2007	5.48	43	234	1.25%	5.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.7%
2010	3.6%
2009	4.2%
2008	2.4%
2007	3.9%

The accompanying notes are an integral part of the financial statements

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.     Organization and Summary of Significant Accounting Policies

The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on April 4, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  The Variable Account commenced on November 21, 1994. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios of registered investment companies offered by:

Fund Family
Alger
AllianceBernstein
American Century
Calvert
Columbia
Dreyfus
Fidelity Investments
Franklin Templeton Investments
Invesco
Janus
Neuberger Berman
OneAmerica Funds
Pioneer Investments
Royce Capital
T. Rowe Price
Timothy
Vanguard

This annual report includes information related to investment subaccounts which are available for investment but for which there has been no investing or income and expense transactions through December 31, 2011 or for which investment income and expense transactions commenced or ended at various dates during 2011 and prior years.

For periods after offering of the subaccount but prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm appearing on page 3 does not cover the financial statements and financial highlights presented as “unaudited”.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.     Organizations and Summary of Significant Accounting Policies (continued)

For the period ending December 31, 2010, the subaccounts listed below did not have any investing or other transactions during this period. For each of these subaccounts, the Statement of Changes in Net Assets for the period ending December 31, 2010, and unit values and total returns in the related financial highlights for periods prior to 2011 have not been audited.

Period Ending	Subaccount
12/31/10	Columbia Variable Portfolio-Short Duration US Govt Fund-1 Class - 19766E541
12/31/10	Invesco V.I. Dividend Growth - Series 1 Class - 00888X104
12/31/10	Invesco V.I. Capital Development - Series 1 Class - 008892853

For the period ending December 31, 2011, certain subaccounts listed below did not have any investing or other transactions during this period. For each of these subaccounts, the Statement of Changes in Net Assets for the period ending December 31, 2011, and unit values and total returns in the related financial highlights for the period have not been audited.

Period Ending	Subaccount
12/31/11	Pioneer Equity Income VCT Portfolio II Class — 724027826
12/31/11	Timothy Strategic Growth Variable - 887432722

Accumulation unit values and total returns for subaccounts with zero net assets at the period end represent amounts based on the performance of the underlying mutual fund for the respective period, less contractual expense rates.

Accumulation Units and Unit Values

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Fair Value Measurements

The value of investments is based on the closing Net Asset Value per share (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account.  Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out (FIFO) accounting basis.

Various inputs are used in determining the value of the Variable Account subaccount’s investments. These inputs are summarized in the three broad levels listed below.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.     Organizations and Summary of Significant Accounting Policies (continued)

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Variable Account has the ability to access.

Level 2 —

Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Variable Account subaccount’s assets carried at fair value:

Investments
Valuation inputs	in Securities
Level 1 - Quoted Prices	$60,947,374
Level 2 - Other Significant Observable Inputs	$0
Level 3 - Significant Unobservable Inputs	$0
Total	$60,947,374

The investments in each subaccount are all classified as Level 1.

For the period ended December 31, 2011, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

Related Party Transactions

AUL, the sponsor of the Variable Account, also serves as the investment advisor for OneAmerica Funds, Inc. (“the Fund”), a mutual fund offered within the Variable Account.  The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) portfolios.  The Fund has an investment advisory agreement with AUL.  Under the investment advisory agreement, AUL is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

Value	0.50%
Money Market	0.40%
Asset Director	0.50%
Investment Grade Bond	0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.     Organizations and Summary of Significant Accounting Policies (continued)

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code.  Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts.  The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (2008-2011) and major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

2.     Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The account charges assessed during 2011 and 2010 were $70,612 and $80,319 respectively. AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS

2.   Account Charges (continued)

However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of receipt.  If a particular state allows a longer “free look” period, then such state law will be followed.  The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:

Flexible Premium Contract
Contract Year	Withdrawal Charge

1	10%
2	9%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9	2%
10	1%
11 or more	0%

One Year Flexible Premium Contract
Contract Year	Withdrawal Charge

1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 or more	0%

All account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets.

Mortality and Expense Charges

AUL deducts a daily charge for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account.  AUL guarantees that the mortality and expense charge shall not increase.  The charges incurred during the periods ended December 31, 2011and 2010 were $836,148 and $880,994 respectively. These charges are recorded as a reduction in net investment income on the accompanying Statement of Operations.

3.     Investment Transactions

The proceeds from sales and cost of purchases of investments, excluding short term securities, for the period ended December 31, 2011, by each subaccount, are shown below:

Fund Name	Class	Sales	Purchases
Alger Large Cap Growth	I-2	$2,191,888	$1,177,645
Alger Small Cap Growth	I-2	216,601	176,820
AllianceBernstein VPS International Growth	A	8,690	4,585
AllianceBernstein VPS International Value	A	43,243	37,628

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.     Investment Transactions (continued)

Fund Name	Class	Sales	Purchases
AllianceBernstein VPS Small/Mid Cap Value	A	$166,520	$269,856
American Century VP Capital Appreciation	I	92,637	48,032
American Century VP Income & Growth	I	56,567	30,383
American Century VP International	Investor	896,513	575,205
American Century VP Mid Cap Value Fund		10,733	18,580
American Century VP Ultra	I	7,694	14,824
American Century VP Vista	I	26,222	16,132
Calvert Social Mid Cap Growth	A	1,067,638	1,132,869
Columbia Variable Portfolio Small Cap Value	1	92,889	80,045
Columbia Variable Portfolio-Short Duration US Gov’t	1	36,674	72,441
Dreyfus Investment Portfolio Technology Growth	Service	760,610	444,394
Dreyfus IP Small Cap Stock Investment Portfolio	Service	58	39
Dreyfus Variable Investment Appreciation	Service	92,001	183,003
Fidelity VIP Asset Manager Portfolio	Initial	1,550,098	954,796
Fidelity VIP Equity Income	Initial	1,000,819	630,958
Fidelity VIP Freedom 2005 Portfolio	Initial	1	1
Fidelity VIP Freedom 2010 Portfolio	Initial	12,565	23,763
Fidelity VIP Freedom 2015 Portfolio	Initial	161,234	135,292
Fidelity VIP Freedom 2020 Portfolio	Initial	285,164	550,084
Fidelity VIP Freedom 2025 Portfolio	Initial	3,132	2,396
Fidelity VIP Freedom 2030 Portfolio	Initial	14,488	8,201
Fidelity VIP Freedom Income Portfolio	Initial	24,286	30,852
Fidelity VIP Growth	Initial	1,484,950	904,743
Fidelity VIP High Income	Initial	887,750	531,241
Fidelity VIP II ContraFund	Initial	3,202,402	1,950,310
Fidelity VIP Index 500	Initial	3,843,274	2,806,388
Fidelity VIP Mid Cap Portfolio	Service 2	48,658	60,931
Fidelity VIP Overseas	Initial	756,109	490,059
Franklin Templeton Global Income Securities		96,008	130,190
Franklin Templeton Small Cap Value Securities		16,941	10,923
Franklin Templeton VIP Founding Funds Allocation		187	94
Franklin Templeton VIP Templeton Foreign Securities		70,644	81,112
Invesco V.I. Capital Development	Series 1	29,658	58,074
Invesco V.I. Dividend Growth	Series 1	4,505	6,585
Invesco V.I. Global Health Care Fund	Series I	107,744	124,103
Invesco V.I. Global Real Estate Fund	Series I	183,501	131,825
Invesco V.I. High Yield Fund	Series I	50,090	34,088
Invesco V.I. International Growth Fund	Series II	69,897	75,040
Invesco V.I. Utilities Fund	Series I	120,813	79,767

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.     Investment Transactions (continued)

Fund Name	Class	Sales	Purchases
Janus Aspen Flexible Bond Portfolio	Institn’l	$1,004,325	$922,977
Janus Aspen Forty Portfolio	Institn’l	14,691	7,360
Janus Aspen Overseas	Service	151,762	86,432
Janus Aspen Perkins Mid Cap Value Portfolio	Service	71,190	102,766
Janus Aspen Worldwide Portfolio	Institn’l	29,775	45,409
Neuberger Berman AMT Mid Cap Growth Portfolio	S	3,435	6,214
Neuberger Berman AMT Regency Portfolio	I	74,777	48,282
Neuberger Berman AMT Small Cap Growth Portfolio	S	21,312	24,284
Neuberger Berman Short Duration Bond Portfolio	I	39,883	26,824
OneAmerica Asset Director Portfolio	O	2,290,941	1,395,041
OneAmerica Investment Grade Bond Portfolio	O	1,483,788	951,205
OneAmerica Money Market Portfolio	O	5,829,489	5,036,267
OneAmerica Value Portfolio	O	2,428,580	1,454,678
Pioneer Emerging Markets VCT	I	58,912	59,728
Pioneer Fund Growth Opportunities VCT	I	161,572	170,505
Pioneer Fund VCT Portfolio	I	162,554	170,683
Royce Capital Fund Small Cap	Investor	70,565	112,976
T. Rowe Price Blue Chip Growth Portfolio		246,543	255,933
T. Rowe Price Equity Income Portfolio		2,279,458	1,275,182
T. Rowe Price Limited Term Bond Portfolio		758,691	437,266
Timothy Conservative Growth Variable		4,121	4,725
Vanguard VIF Diversified Value		41,350	45,978
Vanguard VIF Mid Cap Index Portfolio		643,358	450,422
Vanguard VIF Small Company Growth Portfolio		288,970	342,028
Vanguard VIF Total Bond Market Index Portfolio		651,400	424,235
Total		$38,603,540	$27,951,693

4.     Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the risk of loss to be remote.

5.   New Accounting Standard

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 requires reporting entities to make new disclosures about purchases, sales,

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS

5.     New Accounting Standard (continued)

issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Variable Account did not own any Level 3 investments at December 31, 2011; therefore, additional disclosure was not required.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has evaluated the implications of ASU No. 2011-04 and its impact on the financial statements. The Variable Account will adopt this requirement upon the effective date.

OneAmerica Financial

Partners, Inc.

Report of Independent Auditors

On Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Report of Independent Auditors

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of changes in shareholder’s equity and comprehensive income, and of cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries (the “Company”) at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

March 19, 2012

OneAmerica Financial Partners, Inc.

Consolidated Balance Sheets

December 31	2011	2010
	(in millions)
Assets
Investments:
Fixed maturities - available for sale, at fair value: (amortized cost: 2011 - $11,109.1; 2010 - $10,170.2)	$12,323.1	$10,911.3
Equity securities at fair value: (cost: 2011 - $65.2; 2010 - $58.5)	65.1	58.4
Mortgage loans	1,620.0	1,537.8
Real estate, net	50.6	50.3
Policy loans	262.4	252.8
Short-term and other invested assets	33.4	28.7
Cash and cash equivalents	293.5	166.0
Total investments	14,648.1	13,005.3

Accrued investment income	146.7	140.8
Reinsurance receivables	2,388.3	2,262.1
Deferred acquisition costs	359.6	531.4
Value of business acquired	44.9	69.1
Property and equipment, net	49.9	51.5
Insurance premiums in course of collection	11.3	23.2
Federal income taxes recoverable	5.8	—
Other assets	72.4	91.1
Assets held in separate accounts	8,243.8	8,184.1
Total assets	$25,970.8	$24,358.6

Liabilities and shareholder’s equity
Liabilities
Policy reserves	$13,123.7	$12,030.1
Other policyholder funds	1,290.3	1,154.3
Pending policyholder claims	226.8	229.8
Surplus notes and notes payable	275.0	275.0
Federal income taxes	337.6	272.7
Other liabilities and accrued expenses	299.1	283.8
Deferred gain on indemnity reinsurance	52.9	53.9
Liabilities related to separate accounts	8,243.8	8,184.1
Total liabilities	23,849.2	22,483.7
sShareholder’s equity
Common stock, no par value - authorized 1,000 shares; issued and outstanding 100 shares	—	—
Retained earnings	1,653.1	1,542.1
Accumulated other comprehensive income:
Unrealized appreciation of securities, net of tax	527.9	367.5
Benefit plans, net of tax	(59.4)	(34.7)
Total shareholder’s equity	2,121.6	1,874.9
Total liabilities and shareholder’s equity	$25,970.8	$24,358.6

The accompanying notes are an integral part of the consolidated financial statements.

2

OneAmerica Financial Partners, Inc.

Consolidated Statements of Operations

	Year ended December 31
(in millions)	2011	2010	2009

Revenues:
Insurance premiums and other considerations	$399.5	$408.6	$380.3
Policy and contract charges	183.0	181.3	168.8
Net investment income	733.7	693.1	638.5
Realized investment gains and (losses);
Other-than-temporary impairments on fixed maturity securities	—	—	(12.2)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	—	—	0.1
Other realized investment gains	24.4	36.3	23.0
Other income	46.3	26.6	18.2
Total revenues	1,386.9	1,345.9	1,216.7

Benefits and expenses:
Policy benefits	417.0	412.7	358.0
Interest expense on annuities and financial products	349.7	328.6	314.2
General operating expenses	239.5	214.5	210.8
Commissions	76.3	73.1	60.5
Amortization	92.5	91.8	81.3
Dividends to policyholders	28.4	27.7	26.6
Interest expense on surplus notes and notes payable	19.8	19.8	19.8
Total benefits and expenses	1,223.2	1,168.2	1,071.2

Income before income tax expense	163.7	177.7	145.5
Income tax expense	52.7	55.8	42.8
Net income	$111.0	$121.9	$102.7

The accompanying notes are an integral part of the consolidated financial statements.

3

OneAmerica Financial Partners, Inc.

Consolidated Statements of Changes in Shareholder’s Equity and Comprehensive Income

			Accumulated other
			comprehensive income (loss)
			Unrealized
			appreciation/
			(depreciation)	Benefit
	Common	Retained	of securities,	plans,
(in millions)	stock	earnings	net of tax	net of tax	Total

Balances, December 31, 2008	$—	$1,317.5	$(233.8)	$(41.4)	$1,042.3
Comprehensive income:
Net income	—	102.7	—	—	102.7
Other comprehensive income	—	—	477.9	16.1	494.0
Total comprehensive income					596.7

Balances, December 31, 2009	—	1,420.2	244.1	(25.3)	1,639.0
Comprehensive income:
Net income	—	121.9	—	—	121.9
Other comprehensive income	—	—	123.4	(9.4)	114.0
Total comprehensive income					235.9

Balances, December 31, 2010	—	1,542.1	367.5	(34.7)	1,874.9
Comprehensive income:
Net income	—	111.0	—	—	111.0
Other comprehensive income	—	—	160.4	(24.7)	135.7
Total comprehensive income					246.7

Balances, December 31, 2011	$—	$1,653.1	$527.9	$(59.4)	$2,121.6

The accompanying notes are an integral part of the consolidated financial statements.

4

OneAmerica Financial Partners, Inc.

Consolidated Statements of Cash Flows

	Year ended December 31
(in millions)	2011	2010	2009

Cash flows from operating activities:
Net income	$111.0	$121.9	$102.7
Adjustments to reconcile net income to net cash:
Amortization	92.5	91.8	81.3
Depreciation	12.2	12.3	12.8
Deferred taxes	(1.4)	15.9	9.6
Realized investment gains, net	(24.4)	(36.3)	(10.9)
Policy acquisition costs capitalized	(121.6)	(117.5)	(93.9)
Interest credited to deposit liabilities	323.8	301.6	286.7
Fees charged to deposit liabilities	(79.7)	(81.4)	(80.1)
Amortization and accrual of investment income	(11.0)	(11.0)	(5.2)
Increase in insurance liabilities	126.6	181.4	37.5
Increase in other assets	(106.4)	(124.3)	(77.3)
Increase (decrease) in other liabilities	(29.8)	(2.8)	23.0
Net cash provided by operating activities	291.8	351.6	286.2
Cash flows from investing activities:
Purchases:
Fixed maturities, available-for-sale	(2,306.4)	(2,069.1)	(1,704.8)
Equity securities	(10.6)	(4.4)	(19.7)
Mortgage loans	(268.3)	(212.9)	(214.8)
Real estate	(2.3)	(4.9)	(1.6)
Short-term and other invested assets	(10.7)	(66.2)	(36.7)
Proceeds from sales, calls or maturities:
Fixed maturities, available-for-sale	1,404.1	1,191.9	856.5
Equity securities	4.1	42.1	30.8
Mortgage loans	187.1	168.3	139.5
Real estate	—	0.4	—
Short-term and other invested assets	2.2	64.4	22.2
Net transfer from disposal of stop loss operations	(8.7)	—	—
Acquisition, net of cash acquired	—	(13.1)	—
Net cash used by investing activities	(1,009.5)	(903.5)	(928.6)
Cash flows from financing activities:
Deposits to insurance liabilities	3,302.6	2,637.1	2,517.0
Withdrawals from insurance liabilities	(2,447.8)	(2,118.4)	(1,898.2)
Other	(9.6)	(8.6)	(10.0)
Net cash provided by financing activities	845.2	510.1	608.8
Net increase (decrease) in cash and cash equivalents	127.5	(41.8)	(33.6)
Cash and cash equivalents beginning of year	166.0	207.8	241.4
Cash and cash equivalents end of year	$293.5	$166.0	$207.8

The accompanying notes are an integral part of the consolidated financial statements.

5

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements

1.    Nature of Operations

OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML), R. E. Moulton and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica.  Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

The Company’s focus is to provide a range of insurance and financial products and services to customers throughout the United States.   Business is conducted through three primary operating divisions:

•      Retirement Services Operations offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals.  These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company’s career agents.

•      Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets.  Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

•      Employee Benefits Operations offers traditional and voluntary group life and disability products primarily to employer groups.  These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.    Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).  Significant intercompany transactions have been eliminated.  AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP.  These financial statements are described in detail in Note 14—Statutory Information.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value.  Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment.

6

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

Costs incurred or fees received upon origination of investments are deferred.  Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments.  The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts.  The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Realized investment gains and losses”.  The allowance for loan losses is based upon an estimate utilizing various methodologies, including discounted cash flows of the amount of the loan that will not be collected according to the terms of the loan agreement.  For further detail refer to Note 4-Investments.

Real estate is reported at cost, less accumulated depreciation.  Depreciation is calculated (straight line) over the estimated useful lives of the related assets.  Investment in real estate is net of accumulated depreciation of $62.3 million and $58.3 million at December 31, 2011 and 2010, respectively.  Depreciation expense for investment in real estate amounted to $3.5 million, $3.3 million and $3.0 million for 2011, 2010, and 2009, respectively.

Policy loans are carried at their unpaid balance not to exceed the cash surrender value of the related policies.  Other invested assets are reported at cost, plus the Company’s equity in undistributed net equity since acquisition.  Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value.   Short-term financial instruments with durations less than three months are considered to be cash equivalents.  The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts.  GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary.  In accordance with the Company’s investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) a fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer.  For fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery.  The impairment represents the full difference between the security’s amortized cost basis and its fair value at the impairment measurement date.  In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder’s equity.  The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows.  Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery.  The cost basis of equity securities is written down to fair value through earnings, when management does not expect to recover cost, or if the Company cannot demonstrate its intent and ability to hold the investment to full recovery.

7

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

Deferred Policy Acquisition Costs

The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable.  Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses.  These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

•             For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

•            For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

•            For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.  For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

•            For miscellaneous group life and health policies, over the premium rate guarantee period.

For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins.  For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance.  Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach.  Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used.  The future projected return beginning in 2016 is 8.50 percent.  These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in “Accumulated other comprehensive income” and this adjustment is reflected as “valuation adjustment” in Note 5—Other Comprehensive Income (Loss), Note 6-Deferred Policy Acquisition Cost, and Note 7—Valuation of Business Acquired.  The valuation adjustment for certain products includes the estimated impact of loss recognition that would result if the unrealized gains or losses were to be realized.  The valuation adjustment for certain products is limited based on the original capitalized amount.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly.

8

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

Property and Equipment

Property and equipment includes real estate owned and occupied by the Company.  Property and equipment is carried at cost, net of accumulated depreciation of $129.7 million and $123.8 million as of December 31, 2011 and 2010, respectively.  Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years.  Depreciation expense for 2011, 2010 and 2009 was $8.7 million, $9.0 million and $9.8 million, respectively.

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts and variable universal life policies.  The assets of these accounts are legally segregated and are valued at fair value.  The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed.  Such premiums are recognized as premium revenue when due.  Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate.  Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts.  This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.  Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed.  The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances.  The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue.  Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality.  The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract.  Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses.  The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation.  These assumptions are made at the time the contract is issued.  Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs.  If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits.  The liabilities for group products are generally calculated as an unearned premium reserve.  Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

9

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

Reinsurance

The Company reinsurers certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions.  Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of operations.  Refer to Note 11 — Reinsurance for further details.

Policyholders’ Dividends

Policyholders’ dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies.  The dividend scale is approved annually by the Board of Directors.

Certain Nontraditional Long-Duration Contracts

The Company’s liability for policy reserves includes the following guarantees on variable annuity contracts; Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB).  The GMAB, GMWB, and a small block of GMIB benefits contain embedded derivatives (refer to Note 15—Fair Value) which as of February 2009, the Company discontinued writing these benefits. The embedded derivatives are bifurcated from the account value reserves and recorded at fair value, with changes in the fair value included in policy benefits.

The Company’s exposure to and reserves for these benefits is summarized below.  Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB.  The total account value for our variable annuities that offer some type of guarantee was $1,247.1 million and $1,316.9 million at December 31, 2011 and 2010, respectively.

	As of December 31,
(in millions)	2011	2010

Guaranteed Minimum Death Benefit
Total account value	$1,247.1	$1,316.9
Net amount at risk (1)	68.0	52.4
GAAP reserve	1.3	1.0

Guaranteed Minimum Income Benefit
Total account value	$238.2	$283.8
GAAP reserve	18.2	18.5

Guaranteed Minimum Accumulated Benefit
Total account value	$14.2	$17.6
GAAP reserve	0.6	0.3

Guaranteed Minimum Withdrawal Benefit
Total account value	$141.8	$159.6
GAAP reserve	18.6	(0.3)

(1) Represents the amount of death benefit in excess of the account value.

In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP, the Company defers certain sales inducements and amortizes them over the anticipated life of the policy.  Sales inducements deferred totaled $2.7 million, $3.6 million and $4.4 million for 2011, 2010 and 2009, respectively.  Amounts amortized totaled $0.2 million, $3.6 million and $6.3 million for 2011, 2010 and 2009, respectively.  The unamortized balance of deferred sales inducements is included in “other assets” and totaled $32.3 million and $29.8 million at December 31, 2011 and 2010, respectively.

10

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.  The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance.  The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable taxing authority.  Uncertain tax positions that meet the “more likely than not” recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized.  The Company would recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense.  As of December 31, 2011 and 2010, the Company did not record a liability for unrecognized tax benefits resulting from uncertain tax positions.

Comprehensive Income

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders.  Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in the pension liability.

Cash Flows

The Company corrected the classification of cash flows between operating and financing in the Statement of Cash Flows for the years ended December 31, 2010 and 2009 of $10.8 million and $14.7 million, respectively, related to the reporting of Funding Agreement maturities.  The Company believes the effects of this correction are not material to the prior year Statement of Cash Flows.  As a result, the December 31, 2010 and 2009 comparative amounts presented are different than the amounts reported in the previously issued financial statements.

Derivatives

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value, including certain embedded derivatives.  At December 31, 2011 and 2010, the Company did not hold any freestanding derivative instruments or hedges.  The Company’s GMAB, GMWB and a small block of GMIB benefits contain embedded derivatives.  Refer to “Certain Nontraditional Long-Duration Contracts” above and Note 15—Fair Values for additional information.

Goodwill and Other Intangible Assets

The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance.  Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value.  An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized.  All indefinite lived intangible assets are tested for impairment at least annually.  The Company performed goodwill testing in 2011 and 2010 and determined the carrying value of goodwill was not impaired.

Total goodwill, which is included in “other assets” on the consolidated balance sheet, was $6.1 million and $23.4 million at December 31, 2011 and 2010, respectively.  The decrease in 2011 reflects the disposal of the stop loss operation.  For further detail refer to Note 3-Acquisitions and Other Significant Transactions.

11

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

The Company reports a financial asset representing the value of business acquired (“VOBA”), which is an intangible asset with a finite life.  VOBA represents the present value of future profits embedded in acquired insurance and annuities.  VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the underlying contracts and anticipated future experience, which is updated periodically.  The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised.  Recoverability of the unamortized balance of VOBA is evaluated regularly.  For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance to simplify how entities test goodwill for impairment.  The amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The Company’s early adoption of this guidance effective December 31, 2011 did not have an effect on the Company’s consolidated financial statements.

In May 2011, the FASB issued authoritative guidance to improve and align fair value measurements and disclosure requirements, to ensure that “fair value” has a consistent meaning in both GAAP and IFRSs. The guidance does not require additional fair value measurements, but rather, provides additional guidance on how to measure fair value where its use is already required or permitted by other standards within GAAP.  This guidance is effective for nonpublic entities for fiscal years beginning after December 15, 2011.  The Company will adopt this guidance effective January 1, 2012.

In June 2011, the FASB issued authoritative guidance to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012 and will be applied retrospectively.  The Company will adopt this guidance effective December 31, 2012.

In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral.  Under the new guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts.  A company may defer incremental direct costs of contract acquisition that are related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts.  This change is effective for fiscal years beginning after December 15, 2011.  The Company will adopt this guidance effective January 1, 2012 with retrospective application.  The Company is currently in the process of evaluating this change and expects the adoption of this guidance to reduce unamortized DAC and equity.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company’s financing receivable portfolio.  The disclosures are effective for nonpublic companies in 2011.  The required disclosures are provided in Note 4-Investments for the Company’s mortgage loan portfolio.

12

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

In April 2010, the FASB issued authoritative guidance clarifying that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance.  This guidance is effective for annual reporting for periods after December 15, 2010.  The Company’s adoption of this guidance effective January 1, 2011 did not have an effect on the Company’s consolidated financial statements.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward for Level 3 activity.  Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs.  The Company adopted the effective portions of this guidance for the reporting period ended December 31, 2010 and the disclosures regarding segregating purchases, sales, issuances, and settlements for the reporting period ended December 31, 2011.  The required disclosures are provided in Note 15-Fair Value.

3.    Acquisitions, Dispositions and Other Significant Transactions

On July 1, 2011, Symetra Life Insurance Company assumed the Company’s medical stop loss block of business through a 100 percent indemnity reinsurance agreement.  Under this reinsurance agreement, the Company transferred approximately $34.7 million in reinsured reserves and cash to Symetra on July 1 while Symetra simultaneously paid the Company $26.0 million in cash for the purchase of the renewal rights relating to this block of business.  As part of the transaction, the Company recorded a gain of $8.5 million, of which $5.5 million was recognized in 2011 with the remaining $3.0 million to be amortized in 2012.

On July 1, 2010, OneAmerica acquired 100 percent of McCready and Keene, Inc., a nationally recognized actuarial and employee benefits firm specializing in the design, installation and administration of retirement plans, for $15.3 million in cash.  The transaction resulted in VOBA of $9.0 million and goodwill of $6.1 million.  Refer to Note 7—Value of Business Acquired for further detail regarding current VOBA activity.

In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule.   The transaction resulted in VOBA of $117.1 million.  Refer to Note 7—Value of Business Acquired for further detail regarding current VOBA activity.

On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company’s reinsurance operations; including its life, long term care and international reinsurance business.  The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets.  The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC.  In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables.  The market value of investments held in this trust was $1,899.3 million at December 31, 2011.

13

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

3.  Acquisitions, Dispositions and Other Significant Transactions, continued

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts.  The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge.  The Company recognized $4.0 million, $4.2 million and $4.2 million of the deferred gain amortization in 2011, 2010 and 2009, respectively.  The deferred gain balance was $49.9 million and $53.9 million at December 31, 2011 and 2010, respectively.

4.   Investments

The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

	December 31, 2011
Description of Securities	Amortized	Gross Unrealized		Fair
(in millions)	Cost	Gains	Losses	Value

Available-for-sale:
US government & agencies	$42.1	$1.8	$0.1	$43.8
State & local government	391.5	48.9	0.4	440.0
Foreign government	31.9	5.5	—	37.4
Corporate - public	6,682.3	741.2	17.5	7,406.0
Corporate - private	1,798.4	211.6	7.3	2,002.7
Residential mortgage-backed	1,349.4	164.9	1.2	1,513.1
Commercial mortgage-backed	609.9	49.9	—	659.8
Other asset backed	203.6	16.9	0.2	220.3
Total fixed maturities	11,109.1	1,240.7	26.7	12,323.1
Equity securities	65.2	0.6	0.7	65.1
Total	$11,174.3	$1,241.3	$27.4	$12,388.2

	December 31, 2010
Description of Securities	Amortized	Gross Unrealized		Fair
(in millions)	Cost	Gains	Losses	Value

Available-for-sale:
US government & agencies	$35.2	$0.9	$0.3	$35.8
State & local government	374.3	4.8	9.7	369.4
Foreign government	32.5	4.4	—	36.9
Corporate - public	6,113.0	480.3	30.5	6,562.8
Corporate - private	1,690.4	154.9	5.2	1,840.1
Residential mortgage-backed	1,235.1	107.6	1.7	1,341.0
Commercial mortgage-backed	522.9	27.6	3.4	547.1
Other asset backed	166.8	12.0	0.6	178.2
Total fixed maturities	10,170.2	792.5	51.4	10,911.3
Equity securities	58.5	0.7	0.8	58.4
Total	$10,228.7	$793.2	$52.2	$10,969.7

14

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

The following tables show the gross unrealized losses and the fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

Gross unrealized loss positions for fixed maturities as of December 31, 2011:

	Less Than 12 Months		12 Months or More		Total
Description of Securities	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses

US government & agencies	$1.5	$—	$0.2	$0.1	$1.7	$0.1
State & local government	—	—	7.4	0.4	7.4	0.4
Corporate - public	416.7	12.6	21.6	4.9	438.3	17.5
Corporate - private	159.7	7.0	9.9	0.3	169.6	7.3
Residential mortgage-backed	11.2	0.6	1.5	0.6	12.7	1.2
Other asset backed	18.4	0.2	—	—	18.4	0.2
	$607.5	$20.4	$40.6	$6.3	$648.1	$26.7

Gross unrealized loss positions for fixed maturities as of December 31, 2010:

	Less Than 12 Months		12 Months or More		Total
Description of Securities	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses

US government & agencies	$7.7	$0.1	$0.2	$0.2	$7.9	$0.3
State & local government	209.7	8.5	5.8	1.2	215.5	9.7
Corporate - public	745.7	24.6	73.5	5.9	819.2	30.5
Corporate - private	115.3	4.5	8.3	0.7	123.6	5.2
Residential mortgage-backed	31.0	1.7	3.4	—	34.4	1.7
Commercial mortgage-backed	87.1	3.4	—	—	87.1	3.4
Other asset backed	21.4	0.6	2.2	—	23.6	0.6
	$1,217.9	$43.4	$93.4	$8.0	$1,311.3	$51.4

Obligations of U.S. government, states, political subdivisions and foreign governments.  The unrealized losses on the Company’s investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost, which may be maturity.  In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2011 or 2010.

Corporate Securities.  In 2011, the $24.8 million of gross unrealized losses is comprised of $14.2 million related to investment grade securities and $10.6 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes. Approximately $3.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There was one individual issuer with gross unrealized losses of $2.9 million.

15

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

In 2010, the $35.7 million of gross unrealized losses is comprised of $30.2 million related to investment grade securities and $5.5 million related to below investment grade securities.  Approximately $5.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months.  There were no individual issuers with gross unrealized losses greater than $2.8 million.

The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2011 or 2010.

Mortgage-Backed Securities.  The unrealized losses on the Company’s investment in residential and commercial mortgage-backed securities were caused by interest rate changes.  Over 99 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises.  Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company’s investment because the decline in market value is attributable to changes in interest rates and not credit quality.  The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2011 or 2010.

Gross Unrealized Loss Positions for Marketable Equity Securities:

	Less Than 12 Months		12 Months or More		Total
Description of Securities	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses

December 31, 2011	$3.8	$0.5	$0.4	$0.2	$4.2	$0.7
December 31, 2010	$2.5	$0.2	$4.0	$0.6	$6.5	$0.8

Marketable Equity Securities. Gross unrealized losses on equity securities were $0.7 million and $0.8 million as of December 31, 2011 and 2010, respectively.   The Company has the ability and intent to hold these investments until a recovery of cost.   In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2011 or 2010.

Contractual Maturities.  The amortized cost and fair value of fixed maturity securities at December 31, 2011, by contractual average maturity, are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.  Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

16

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

	Available-for-Sale
(in millions)	Amortized Cost	Fair Value

Due in one year or less	$311.1	$316.9
Due after one year through five years	2,579.1	2,805.7
Due after five years through 10 years	3,274.4	3,623.0
Due after 10 years	2,781.6	3,184.3
	8,946.2	9,929.9
Mortgage-backed securities	2,162.9	2,393.2
	$11,109.1	$12,323.1

Net investment income for the years ended December 31, consisted of the following:

(in millions)	2011	2010	2009

Fixed maturity securities	$624.2	$582.5	$535.1
Equity securities	1.7	1.6	2.4
Mortgage loans	101.5	100.3	94.4
Real estate	18.0	15.8	18.1
Policy loans	15.6	15.2	15.2
Other	6.9	6.5	6.5
Gross investment income	767.9	721.9	671.7
Investment expenses	34.2	28.8	33.2
Net investment income	$733.7	$693.1	$638.5

Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(in millions)	2011	2010	2009

Proceeds from the sale of investments in fixed maturities	$654.6	$765.4	$516.9

Gross realized gains on the sale of fixed maturities	29.1	30.6	32.4
Gross realized losses on sale of fixed maturities	(3.5)	(1.4)	(5.6)

Change in unrealized appreciation	472.9	267.0	926.2

The Company does not accrue income on non-income producing investments. The Company had one non-income producing fixed maturity investment at December 31, 2010 with no book value.  There were no non-income producing fixed maturity investments at December 31, 2011.

17

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)	2011	2010	2009

Fixed maturity securities	$25.6	$29.2	$26.8
Equity securities	0.3	6.4	4.2
Mortgage loans	(1.6)	0.9	(2.4)
Other	0.1	(0.2)	(0.5)
Impairments in fixed maturitities	—	—	(12.2)
Impairments in equities	—	—	(5.0)
Realized investment gains (losses)	$24.4	$36.3	$10.9

Mortgage Loans

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor.  At December 31, 2011, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Illinois where approximately 27 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2011		2010
(in millions)	Amount	% of Total	Amount	% of Total

Apartments	$83.1	5.1%	$77.0	5.0%
Industrial/warehouse	423.3	26.1%	444.7	28.9%
Medical office	81.9	5.1%	80.9	5.3%
Office	292.9	18.1%	264.1	17.1%
Retail	637.9	39.3%	542.7	35.3%
Other	102.0	6.3%	129.9	8.4%
Subtotal gross mortgage loans	1,621.1	100.0%	1,539.3	100.0%
Valuation allowance	(1.1)		(1.5)
Balance, end of year	$1,620.0		$1,537.8

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected.  The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.   The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows;

18

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

(in millions)	2011	2010	2009

Allowance for losses, beginning of year	$1.5	$2.4	$—
Addition to/(release of) allowance for losses	1.9	0.3	2.4
Reductions	(1.9)	—	—
Charge-offs, net of recoveries	(0.4)	(1.2)	—
Allowance for losses, end of year	$1.1	$1.5	$2.4

Impaired mortgage loans identified in management’s specific review of probable loan losses and the related allowance for losses at December 31, 2011 are as follows;

(in millions)	Unpaid Principal Balance	Related Allowance

Apartments	$83.1	$—
Industrial/warehouse	423.3	(0.3)
Medical office	81.9	—
Office	292.9	—
Retail	637.9	(0.8)
Other	102.0	—
Balance, end of year	$1,621.1	$(1.1)

The Company’s commercial mortgage loan portfolio is evaluated and rated annually.  The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system.  This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system identifies potential risks and provides management information to take the appropriate course of action.

19

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

The Company’s internal rating system, as illustrated below, can be defined as;

•                  Excellent, exceeds most underwriting standards and presents a very low likelihood of loss.

•                  Above average, exceeds some current underwriting standards and presents a low likelihood of loss.

•                  Average, meets current underwriting standards and presents a low likelihood loss.

•                  Below average, does not meet some underwriting standards and a loss might be possible.

•                  Poor, does not meet underwriting standards and a loss would be likely.

	As of December 31,
(in millions)	2011	2010

Excellent	$118.1	$27.6
Above average	888.1	871.5
Average	333.7	393.0
Below average	51.3	54.4
Poor	—	—
Subtotal - rated loans	1,391.2	1,346.5

Below $100,000 and residential - not rated	0.3	0.6
Current year closings - not rated	229.6	192.2
Valuation adjustment	(1.1)	(1.5)
Total	$1,620.0	$1,537.8

The Company does not have any mortgage loans due exceeding 30 days as of December 31, 2011, based upon the recorded investment gross of allowance for credit losses.

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments.   Factors considered may include conversations with the borrower, loss of a major tenant, or bankruptcy of borrower or major tenant.   The Company did not have any loans on nonaccrued status as of December 31, 2011.

In 2011, the Company restructured three mortgage loans with a carrying value of $2.6 million.

The Company had outstanding mortgage loan commitments of approximately $61.3 million and $74.5 million at December 31, 2011 and 2010, respectively.

The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers.  Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans.  In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities.  Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans.  The book value of this investment was $15.2 million as of December 31, 2011.  The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

20

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

5.  Other Comprehensive Income

Accumulated other comprehensive income, at December 31, consisted of the following:

(in millions)	2011	2010	2009

Unrealized appreciation (depreciation):
Fixed maturity securities	$1,214.0	$741.1	$474.1
Equity securities	(0.1)	(0.1)	3.7
Valuation adjustment	(401.4)	(175.5)	(102.3)
Deferred taxes	(284.6)	(198.0)	(131.4)
Total unrealized appreciation, net of tax	527.9	367.5	244.1
Benefit plans, net of tax	(59.4)	(34.7)	(25.3)
Accumulated other comprehensive income	$468.5	$332.8	$218.8

The components of comprehensive income, other than net income, for the years ended December 31, are illustrated below:

(in millions)	2011	2010	2009

Other comprehensive income, net of tax:
Change in benefit plan liability, net of tax - 2011, $13.3; 2010, $5.1; 2009, ($8.7)	$(24.7)	$(9.4)	$16.1
Unrealized appreciation on securities, net of tax - 2011, ($86.6) 2010, ($66.6); 2009, ($257.3)	176.7	140.3	492.8
Reclassification adjustment for gains (losses) included in net income, net of tax - 2011, $8.8; 2010, $9.1; 2009, $8.1	(16.3)	(16.9)	(14.9)
Other comprehensive income, net of tax	$135.7	$114.0	$494.0

21

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

6.  Deferred Policy Acquisition Costs

The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)	2011	2010	2009

Balance, beginning of year	$688.2	$653.1	$636.6
Capitalization of deferred acquisition costs	121.6	117.5	93.9
Amortization of deferred acquisition costs	(76.5)	(82.4)	(77.4)
Subtotal	733.3	688.2	653.1
Valuation adjustment	(373.7)	(156.8)	(92.5)
Balance, end of year	$359.6	$531.4	$560.6

7.  Valuation of Business Acquired

The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)	2011	2010	2009

Balance, beginning of year	$88.1	$88.5	$92.4
Acquisitions	—	9.0	—
Amortization	(15.1)	(9.4)	(3.9)
Subtotal	73.0	88.1	88.5
Valuation adjustment	(28.1)	(19.0)	(10.1)
Balance, end of year	$44.9	$69.1	$78.4

The 2009 amortization was lower than 2011 and 2010 due to an interest margin adjustment.

The average expected life of VOBA varies by product, and is 23 years for the overall block of acquired business.  The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

The following table provides estimated future amortization, net of interest, for the periods indicated:

VOBA
(in millions)	Amortization

2012	$7.7
2013	6.1
2014	5.9
2015	5.7
2016	5.4
2017 and thereafter	42.2
Total	$73.0

22

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

8.  Insurance Liabilities

Insurance liabilities consisted of the following:

	Withdrawal	Mortality or Morbidity	Interest Rate	December 31,
(in millions)	Assumption	Assumption	Assumption	2011	2010

Future policy benefits:
Participating whole life contracts	n/a	Company experience	2.25% to 6.0%	$1,173.3	$1,090.3
Universal life-type contracts	n/a	n/a	n/a	2,291.6	2,112.8
Other individual life contracts	Company experience	Company experience	2.25% to 6.0%	962.7	969.2
Accident and health	n/a	Company experience	n/a	946.7	847.4
Annuity products	n/a	n/a	n/a	7,387.7	6,614.7
Group life and health	n/a	n/a	n/a	361.7	395.7
Other policyholder funds	n/a	n/a	n/a	243.2	252.1
Funding agreements*	n/a	n/a	n/a	1,047.1	902.2
Pending policyholder claims	n/a	n/a	n/a	226.8	229.8
Total insurance liabilities				$14,640.8	$13,414.2

* Funding Agreements are described in detail in Note 12-Surplus Notes, Notes Payable and Lines of Credit.

Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue.  Assumptions for “other individual life contracts” include a provision for adverse deviation.  For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

Participating life insurance policies, for which dividends are expected to be paid, represent approximately 29.4 percent and 28.3 percent of the total individual life insurance in force at both December 31, 2011 and 2010, respectively.  These participating policies represented 38.4 percent and 33.3 percent of statutory life net premium income for 2011 and 2010, respectively.  The amount of dividends to be paid is determined annually by the Board of Directors.

The Company identified an error in its method of computing a Care Solutions annuity product reserve which was corrected in 2011 and resulted in a $7.3 million reduction in the annuity reserve.  This out-of-period adjustment was not material to the periods in which they originated and management believes the error is immaterial to the consolidated financial statements.

9.  Benefit Plans

The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution.  The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in “other benefits” in the following disclosures.

23

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

9.  Benefit Plans, continued

The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level.  For post-65 retirees the Company’s contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2011 and 2010.

The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

Obligations and funded status:

	Pension Benefits		Other Benefits
(in millions)	2011	2010	2011	2010

Employer contributions	$12.5	$6.0	$1.9	$1.9
Employee contributions	—	—	1.4	1.2
Benefit payments	4.0	3.3	3.3	3.1
Funded status (deficit)	(53.3)	(22.7)	(51.0)	(44.5)

Amounts recognized in the balance sheet:

	Pension Benefits		Other Benefits
(in millions)	2011	2010	2011	2010

Accrued benefit obligation	$(53.3)	$(22.7)	$(51.0)	$(44.5)
Net amount recognized	$(53.3)	$(22.7)	$(51.0)	$(44.5)

Amounts recognized in other accumulated comprehensive income (before any tax effects):

Net actuarial (gains) losses	$94.8	$61.2	$(0.5)	$(3.9)
Net prior service costs (benefits)	(0.7)	(0.8)	0.1	—
Net transition obligation	(2.2)	(2.9)	—	—
Net amount recognized	$91.9	$57.5	$(0.4)	$(3.9)

The following table represents plan assets and obligations for the defined benefit plan:

	December 31,
(in millions)	2011	2010

Projected benefit obligation	$207.5	$168.5
Accumulated benefit obligation	178.6	146.2
Fair value of plan assets	154.2	145.8

24

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

9.  Benefit Plans, continued

The following table represents net periodic pension and other benefit costs expense:

	Pension Benefits			Other Benefits
(in millions)	2011	2010	2009	2011	2010	2009

Net periodic benefit cost	$8.7	$6.2	$11.3	$3.9	$2.8	$3.2

Amounts recognized in other comprehensive income:
Net actuarial (gains) losses	33.6	12.3	(25.2)	3.4	1.4	(0.7)
Net prior service costs	0.1	0.1	0.2	0.1	0.2	0.2
Net transition obligation	0.7	0.7	0.7	—	—	—
Total recognized in other comprehensive income, before any tax effects	34.4	13.1	(24.3)	3.5	1.6	(0.5)
Total recognized net periodic pension costs and other comprehensive income, before any tax effects	$43.1	$19.3	$(13.0)	$7.4	$4.4	$2.7

Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $6.8 million, ($0.1) million and ($0.7) million, respectively.

Weighted-average assumptions used to determine benefit obligations at December 31:

	Pension Benefits		Other Benefits
	2011	2010	2011	2010

Discount rate	5.15%	5.80%	5.15%	5.80%
Rate of compensation increase	4.25%	4.25%	6.00%	6.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009

Discount rate	5.80%	6.65%	6.40%	5.80%	6.65%	6.40%
Expected long-term return on plan assets	8.50%	8.50%	8.50%	—	—	—
Rate of compensation increase	4.25%	4.25%	4.00%	6.00%	6.00%	6.00%

The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds.  The weighting between these asset classes was based on the assets in our plan.  The long-term returns are updated and evaluated annually.

Assumed health care trend rates at December 31:

	2011	2010

Health care trend rate assumed for next year	8.00%	8.50%
Rate to which the cost trend rate is assumed to decline	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2018

25

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

9.  Benefit Plans, continued

Plan Assets

The actual pension plan weighted-average asset allocations, by asset category, are 67 and 70 percent for equity securities and 33 and 30 percent for debt securities at December 31, 2011 and 2010, respectively.

The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets.  The plan seeks to attain diversification by investing in a blend of asset classes and styles.  The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option.  Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

Fair value measurements at December 31, 2011:

(in millions)	Level 1	Level 2	Level 3

Equity separate account investment options	$—	$104.0	$—
Fixed separate account investment options	—	16.9	—
Fixed interest investment option	—	33.3	—
Total	$—	$154.2	$—

The pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies.  The fixed interest investment is held in the general account of AUL.  Refer to Note 15—Fair Value for additional discussion regarding the levels of the fair value hierarchy.

Contributions

The Company expects to contribute $9.0 million to its pension plan and $3.2 million to its other postretirement benefit plans in 2012.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(in millions)	Pension Benefits	Other Benefits

2012	$5.0	$3.2
2013	5.4	3.2
2014	6.0	3.3
2015	6.8	3.4
2016	7.6	3.4
Years 2017-2021	51.7	18.4

26

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

9.  Benefit Plans, continued

Defined Contribution Plans and Deferred Compensation

The Company sponsors a defined contribution savings plan that covers substantially all employees.  The Company match is 50 percent of employee contributions up to 7.0 percent of eligible earnings.  Additional employee voluntary contributions may be made to the plan subject to contribution guidelines.  Company contributions to the plan were $2.9 million, $3.0 million and $2.5 million in 2011, 2010 and 2009, respectively.

The Company has two defined contribution pension plans covering substantially all career agents, except for general agents.  Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents’ contributions) of defined commissions are made to the 401(k) plan.  Company contributions expensed for these plans were $1.1 million, $1.0 million and $1.0 million in 2011, 2010 and 2009, respectively.

The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents.  These deferred amounts are payable according to the terms and conditions of the agreements.  Annual costs of the agreements were $4.6 million, $5.2 million and $5.4 million for 2011, 2010 and 2009, respectively.

10. Federal Income Taxes

The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

The federal income tax expense, for the years ended December 31, was as follows:

(in millions)	2011	2010	2009

Current	$54.1	$39.9	$33.2
Deferred	(1.4)	15.9	9.6
Income tax expense	$52.7	$55.8	$42.8

A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

(in millions)	2011	2010	2009

Income tax computed at statutory tax rate:	$57.3	$62.2	$50.9
Tax preferenced investment income	(5.8)	(6.3)	(7.8)
Credits available to offset tax	0.2	(0.3)	(0.7)
Other	1.0	0.2	0.4
Income tax expense	$52.7	$55.8	$42.8

27

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

10. Federal Income Taxes, continued

The federal income tax (recoverable) liability for the years ended December 31, were as follows:

(in millions)	2011	2010

Current	$(5.8)	$7.1
Deferred	337.6	265.6
Total federal income tax (recoverable) liability	$331.8	$272.7

The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)	2011	2010

Deferred tax assets
Insurance liabilities	$122.2	$113.9
Deferred gain on indemnity reinsurance	18.5	18.9
Employee benefit plans	45.6	31.5
Other	10.9	11.5
Total deferred tax assets	197.2	175.8

Deferred tax liabilities
Deferred policy acquisition costs & value of business acquired	225.6	220.2
Investments	14.1	11.6
Fixed assets and software	10.0	9.5
Unrealized appreciation	284.6	198.0
Other	0.5	2.1
Total deferred tax liabilities	534.8	441.4
Total net deferred tax liability	$337.6	$265.6

Federal income taxes paid were $67.0 million and $36.3 million in 2011 and 2010, respectively. The Company has $6.0 million of net operating losses available to offset future taxable income.  The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income.  If unused, the losses will expire between 2025 and 2027.

If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt.  Based upon the best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

Company has reviewed all open tax years for major tax jurisdictions and has concluded that there are no uncertain tax positions that would require a contingent liability to be recorded as of December 31, 2011.  The Company is not aware of any tax position where it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months.  Calendar years 2008 through 2011 remain open to examination.

28

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

11. Reinsurance

The Company uses reinsurance to mitigate the risks it underwrites on a direct basis.  For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million.  For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.  The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

(in millions)	2011	2010	2009

Direct premiums	$556.5	$510.8	$481.7
Reinsurance assumed	334.2	352.2	368.9
Reinsurance ceded	(491.2)	(454.4)	(470.3)
Net premiums	399.5	408.6	380.3
Reinsurance recoveries	$476.4	$394.7	$402.4

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract.  If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable.  Seven reinsurers account for approximately 92 percent of the Company’s December 31, 2011, ceded reserves for life and accident and health insurance.    These reinsurers maintain A.M. Best ratings between A+ and A-.  The remainder of such ceded reserves is spread among numerous reinsurers.  Refer to Note 3—Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC, the Golden Rule transaction in 2005, and the Symetra transaction in 2011.

12. Surplus Notes, Notes Payable and Lines of Credit

In September 2006, the Company enhanced its financial flexibility through AUL and State Life’s membership in the Federal Home Loan Bank of Indianapolis (FHLBI).  FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements.  The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income.  The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings.  At December 31, 2011, the carrying value of the FHLBI common stock was $54.8 million.  The carrying value of the FHLBI common stock approximates fair value.

Funding Agreements associated with the FHLBI totaled $1,045.5 million and $900.6 million as of December 31, 2011 and 2010, respectively.  The proceeds were used to purchase bonds.  The Company closely matches the maturities of the Funding Agreements with bond maturities.  The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $1,047.1 million and $902.2 million at December 31, 2011 and 2010, respectively. The average interest rate on these Funding Agreements is 3.72 percent and range from 0.76 percent to 4.59 percent.  Maturities for the Funding Agreements range from February 2013 to November 2021.   Interest was paid in the amount of $35.1 million and $34.3 million in 2011 and 2010, respectively.

29

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

12. Surplus Notes, Notes Payable and Lines of Credit, continued

The Funding Agreements are collateralized by bond and mortgage investments and are maintained in a custodial account for the benefit of the FHLBI.  Total pledged assets amounted to $1,642.1 million and $1,373.6 million at December 31, 2011 and 2010, respectively and are included in fixed maturities and mortgages reported on the balance sheet.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates.  While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $85.9 million at December 31, 2011.

On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033.  Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate.   The notes are an unsecured senior obligation and will rank equally with any of the Company’s senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries.   The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations.  Interest paid was $14.0 million in 2011, 2010 and 2009.

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026.  Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate.  Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance.  The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes.  Interest paid was $5.8 million in 2011, 2010 and 2009.

Surplus Notes and Senior Notes:

(in millions)	2011	2010

Senior notes, 7%, due 2033	$200.0	$200.0
Surplus notes, 7.75%, due 2026	75.0	75.0
Total notes payable	$275.0	$275.0

13. Commitments and Contingencies

Various lawsuits have arisen in the ordinary course of the Company’s business.  In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

Recent attention has been focused on life insurance companies’ processes and procedures used to identify unreported death claims and whether life insurance companies used the Social Security Administration’s Master Death File to identify deceased policy and contract holders.  Additionally, regulators and state legislators are considering proposals that would require life insurance companies to take additional steps to identify unreported deceased policy and contract holders.  The Company believes these developments will not result in a material adverse impact on the financial condition, operations or cash flows of the Company.

30

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

14. Statutory Information

AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile.  Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners’ (NAIC) publications.

A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(in millions)	2011	2010

SAP surplus	$1,154.9	$1,069.4
Asset valuation reserve	94.6	86.9
Deferred policy acquisition costs	733.3	688.2
Value of business acquired	64.6	79.1
Adjustments to policy reserves	(192.4)	(168.7)
Interest maintenance reserves (IMR)	39.7	34.6
Unrealized gain on invested assets, net	527.9	367.5
Surplus notes	(75.0)	(75.0)
Deferred gain on indemnity reinsurance	(52.9)	(53.9)
Deferred income taxes	(126.7)	(126.4)
Other, net	(46.4)	(26.8)
GAAP equity	$2,121.6	$1,874.9

A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(in millions)	2011	2010	2009

SAP net income	$105.4	$94.2	$89.9
Deferred policy acquisition costs	44.9	35.1	16.5
Value of business acquired	(14.5)	(9.0)	(3.6)
Adjustments to policy reserves	(23.4)	8.0	6.2
Deferred income taxes	(3.3)	(15.6)	(8.1)
Realized gains, net of tax	18.4	16.9	4.9
IMR amortization	(10.8)	(6.0)	(3.5)
Other, net	(5.7)	(1.7)	0.4
GAAP net income	$111.0	$121.9	$102.7

Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.4 million and $28.5 million at December 31, 2011 and 2010, respectively.

State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica.  No dividends were paid in 2011, 2010, or 2009.  State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments.  Under state statutes, dividends would be limited to approximately $146 million in 2012.

31

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability.  The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.  The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.  The levels of the fair value hierarchy are as follows:

•                  Level 1 — Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities.  These generally provide the most reliable evidence and are used to measure fair value whenever available.  Active markets provide current pricing data on a more frequent basis.  Examples include certain U.S. Treasury securities and exchange-traded equity securities.

•                  Level 2 — Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

•                  Level 3 — Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3.  Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy.  In such cases, the level disclosed is based on the lowest level significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

Fixed maturity securities - are based on quoted market prices where available.  For fixed maturity securities not actively traded, fair values are estimated using values obtained from a number of independent pricing sources.  In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security.  To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made.  For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.  For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

32

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2.  US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2.  If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used.  When observable market data is not available, the security is reported in Level 3.

Equity securities — consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares.  The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy.  Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs.  Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

Short-term and other invested assets — the short-term investments are typically not traded in active markets, however the fair values are based on market observable inputs and are categorized accordingly within Level 2. Other invested assets include limited partnerships that are carried at fair value.  Fair value is determined based on the net asset value provided by the limited partnership manager (except where the Company has a minor interest) and is classified as Level 3.

Cash equivalents — include money market instruments and other highly liquid debt instruments.  Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1.  The remaining cash equivalents are not traded in active markets however their fair values are based on market observable inputs and have been classified as Level 2.

Separate accounts - represent assets segregated and invested on behalf of customers.  Investment risks associated with market value changes are borne by the customer.  Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access.  These net asset values are obtained daily from the fund managers.

Variable annuity minimum guarantee benefits — are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios.  Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company’s own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date.  Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions.  Other assumptions may also change based on a hypothetical market participant’s view of actual experience as it emerges over time or other factors that impact the net liability.  As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3.  If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company’s consolidated financial statements.

33

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

Transfers

The Company’s policy is to illustrate transfers in or out of Level 3 at amortization cost and at the beginning of the period.  The 2011 transfers in and out of Level 3 can be attributed, in part, to investments shifting between investment grade and non-investment grade and the associated use of non-binding broker quotes.  In 2010, the significance of non-observable inputs such as the liquidity adjustment factor was reevaluated by management and these inputs were determined to no longer result in Level 3 classification for certain private corporate debt securities as the market observability of the key inputs highlighted above has improved.  Additionally, as a result of increased liquidity in the market and greater availability of market observable quoted prices from additional pricing sources, various state & local government, corporate-private and commercial mortgage-backed securities were reported in Level 2 in 2010 rather than Level 3 as in 2009.

There were no significant transfers between Level 1 and Level 2.

The balances of assets and liabilities measured at fair value, as of December 31, were as follows:

	December 31, 2011
(in millions)	Quoted Prices in Active Markets Level 1	Significant Observable Level 2	Significant Unobservable Level 3	Total Fair Value

Assets
US government & agencies	$30.7	$13.1	$—	$43.8
State & local government	—	440.0	—	440.0
Foreign government	—	37.4	—	37.4
Corporate - public	—	6,925.8	480.2	7,406.0
Corporate - private	—	1,931.8	70.9	2,002.7
Residential mortgage-backed	—	1,513.0	0.1	1,513.1
Commercial mortgage-backed	—	659.8	—	659.8
Other asset backed	—	217.1	3.2	220.3
Subtotal - fixed maturities	$30.7	$11,738.0	$554.4	$12,323.1
Equity securities	5.5	—	59.6	65.1
Short-term & other invested assets	—	0.1	33.3	33.4
Cash equivalents	33.7	—	—	33.7
Separate account assets	8,243.5	0.3	—	8,243.8
Total assets	$8,313.4	$11,738.4	$647.3	$20,699.1

Liabilities
Variable annuity guarantee benefits	$—	$—	$24.3	$24.3
Total liabilities	$—	$—	$24.3	$24.3

34

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

	December 31, 2010
(in millions)	Quoted Prices in Active Markets Level 1	Significant Observable Level 2	Significant Unobservable Level 3	Total Fair Value

Assets
US government & agencies	$28.3	$7.5	$—	$35.8
State & local government	—	369.4	—	369.4
Foreign government	—	36.9	—	36.9
Corporate - public	—	6,107.8	455.0	6,562.8
Corporate - private	—	1,771.9	68.2	1,840.1
Residential mortgage-backed	—	1,337.0	4.0	1,341.0
Commercial mortgage-backed	—	532.2	14.9	547.1
Other asset backed	—	173.6	4.6	178.2
Subtotal - fixed maturities	$28.3	$10,336.3	$546.7	$10,911.3
Equity securities	5.2	1.9	51.3	58.4
Short-term & other invested assets	—	2.4	26.3	28.7
Cash equivalents	134.5	14.5	—	149.0
Separate account assets	8,183.8	0.3	—	8,184.1
Total assets	$8,351.8	$10,355.4	$624.3	$19,331.5

Liabilities
Variable annuity guarantee benefits	$—	$—	$3.3	$3.3
Total liabilities	$—	$—	$3.3	$3.3

35

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

(in millions)	Fixed Maturities	Equity Securities & Other	Variable Annuity Guarantee Benefits	Total

Balance at December 31, 2009	$2,937.7	$77.6	$(2.3)	$3,013.0
Gains (losses) included in net income	19.1	(1.4)	(1.0)	16.7
Gains included in other comprehensive income	1.2	0.4	—	1.6
Purchases, issuances, sales, settlements	(98.4)	4.0	—	(94.4)
Transfer into (out of) Level 3:
Transfers into Level 3	19.2	—	—	19.2
Transfers (out of) Level 3	(2,332.1)	(3.0)	—	(2,335.1)
Total transfers (out of) Level 3	(2,312.9)	(3.0)	—	(2,315.9)

Balance at December 31, 2010	$546.7	$77.6	$(3.3)	$621.0
Gains (losses) included in net income	4.3	1.5	(21.0)	(15.2)
Gains (losses) included in other comprehensive income	(3.5)	0.1	—	(3.4)
Purchases	105.2	17.3	—	122.5
Issuances	37.3	—	—	37.3
Sales	(102.9)	(3.6)	—	(106.5)
Settlements	(32.0)	—	—	(32.0)
Transfer into (out of) Level 3:
Transfers into Level 3	92.4	—	—	92.4
Transfers (out of) Level 3	(93.1)	—	—	(93.1)
Total transfers (out of) Level 3	(0.7)	—	—	(0.7)

Balance at December 31, 2011	$554.4	$92.9	$(24.3)	$623.0

36

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

The following two tables provide additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31.

(in millions)	US government & agencies	State & local government	Foreign government	Corporate - public

Balance at December 31, 2009	$2.9	$196.7	$15.0	$503.3
Gains included in net income	—	—	—	9.1
Gains (losses) included in other comprehensive income	—	—	(0.1)	7.0
Purchases, issuances, sales, settlements	—	—	(5.0)	100.8
Transfer into (out of) Level 3:		—
Transfers into Level 3	—	—	—	15.5
Transfers (out of) Level 3	(2.9)	(196.7)	(9.9)	(180.7)
Total transfers (out of) Level 3	(2.9)	(196.7)	(9.9)	(165.2)

Balance at December 31, 2010	$—	$—	$—	$455.0
Gains included in net income	—	—	—	4.1
Gains included in other comprehensive income	—	—	—	2.5
Purchases	—	—	—	105.2
Issuances	—	—	—	26.8
Sales	—	—	—	(102.8)
Settlements	—	—	—	(18.8)
Transfer into (out of) Level 3:
Transfers into Level 3	—	—	—	76.7
Transfers (out of) Level 3	—	—	—	(68.5)
Total transfers into Level 3	—	—	—	8.2

Balance at December 31, 2011	$—	$—	$—	$480.2

37

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

(in millions)	Corporate - private	Residential mortgage- backed	Commercial mortgage- backed	Other asset backed

Balance at December 31, 2009	$1,750.3	$15.1	$354.3	$100.1
Gains included in net income	8.8	—	1.2	—
Gains (losses) included in other comprehensive income	(4.9)	—	(1.0)	0.2
Purchases, issuances, sales, settlements	(191.3)	4.0	(5.5)	(1.4)
Transfer into (out of) Level 3:
Transfers into Level 3	—	—	0.2	3.5
Transfers (out of) Level 3	(1,494.7)	(15.1)	(334.3)	(97.8)
Total transfers (out of) Level 3	(1,494.7)	(15.1)	(334.1)	(94.3)

Balance at December 31, 2010	$68.2	$4.0	$14.9	$4.6
Gains included in net income	0.2	—	—	—
(Losses) included in other comprehensive income	(5.9)	—	—	(0.1)
Purchases	—	—	—	—
Issuances	10.5	—	—	—
Sales	(0.1)	—	—	—
Settlements	(11.7)	—	(0.2)	(1.3)
Transfer into (out of) Level 3:
Transfers into Level 3	15.6	0.1	—	—
Transfers (out of) Level 3	(5.9)	(4.0)	(14.7)	—
Total transfers into (out of) Level 3	9.7	(3.9)	(14.7)	—

Balance at December 31, 2011	$70.9	$0.1	$—	$3.2

Realized gains (losses) are reported in the consolidated statement of operations, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet.  Annuity guarantee benefits are reported in Policy Benefits in the consolidated statement of operations.

Many but not all of the Company’s financial instruments are carried at fair value on the consolidated balance sheets.  Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

The carrying value of policy loans approximates fair value.

38

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year.  Fair values for other insurance reserves are not required to be disclosed.  However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time.  They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions.  Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company.  The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

	2011		2010
(in millions)	Carrying value	Fair value	Carrying value	Fair value

Mortgage loans	$1,620.0	$1,768.0	$1,537.8	$1,614.5
Policy loans	262.4	262.4	252.8	252.8
Funding agreements - refer to Note 8	1,047.1	1,194.1	902.2	954.1
Surplus notes and notes payable	275.0	288.9	275.0	267.2

16.  Subsequent Events

Management has evaluated the impact of all subsequent events through March 19, 2012, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

39

No dealer, salesman or any other person is authorized by the AUL American Individual Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN INDIVIDUAL UNIT TRUST

Individual Variable Annuity Contracts

Sold By

AMERICAN UNITED

LIFE INSURANCE COMPANY(R)

One American Square

Indianapolis, Indiana 46282

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2012

Part C: Other Information

Item 24.  Financial Statements and Exhibits

a)   Financial Statements

1.   Included in Prospectus (Part A):

Condensed Financial Information (7)

2.   Included in Statement of Additional Information (Part B):

(a)  Financial Statements of OneAmerica Financial Partners, Inc. (7)

Report of Independent Auditors

Consolidated Balance Sheets as of December 31, 2011 and 2010

Consolidated Statements of Operations for years ended December 31, 2011 and 2010

Consolidated Statements of Changes in Shareholder’s Equity and Comprehensive Income as of December 31, 2011, 2010 and 2009

Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009

Notes to Consolidated Financial Statements

(b)  Financial Statements of AUL American Individual Unit Trust (7)

A  Message from the President & CEO of American United Life Insurance Company(R)

Report of Independent Registered Public Accounting Firm Statements of Net Assets as of December 31, 2011

Statements of Operations for year ended of December 31, 2011

Statements of Changes in Net Assets as of December 31, 2011 and 2010

Notes to Financial Statements

(b)  Exhibits

1.   Resolution of the Executive Committee of American United Life Insurance Company(R) (“AUL”) establishing AUL American Individual Unit Trust (1)

2.   Not applicable

3.   Underwriting Agreements

3.1  Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (3)

3.2  Form of Selling Agreement (5)

4.   Individual Variable Annuity Contract Forms

4.1  Flexible Premium Variable Annuity Contract LA-28 (1)

4.2  One Year Flexible Premium Variable Annuity Contract LA-27 (1)

5.   Individual Variable Annuity Enrollment Form (1)

6.   Certificate of Incorporation and By-Laws of the Depositor

6.1  Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

6.2  Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

6.3  Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) (3)

6.4  Second Amended and Restated Bylaws of American United Life Insurance Company(R) (3)

7.   Not applicable

8.   Form of Participation Agreements:

8.1  Form of Participation Agreement with Alger American Fund (1)

8.2  Form of Participation Agreement with American Century Variable Portfolios (1)

8.3  Form of Participation Agreement with Calvert Variable Series (1)

8.4  Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

8.5  Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

8.6  Form of Participation Agreement with PBHG Funds, Inc. (1)

8.7  Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (1)

8.8  Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (4)

8.9  Form of Participation Agreement between American United Life Insurance Company(R) and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (4)

8.10 Form of Participation Agreement with Janus Aspen Series (4)

8.11 Form of Participation Agreement between American United Life Insurance Company(R) and Neuberger Berman Advisers Management Trust (4)

8.12 Form of Amendment to the Participation Agreement between American United Life Insurance Company(R) and PBHG Insurance Series Fund (4)

8.13 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R) (4)

8.14 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc. (4)

8.15 Form of Addendum to the Account Services Agreement between American United Life Insurance Company(R) and Thornburg Investment Management, Inc. (4)

8.16 Form of Participation Agreement between American United Life Insurance Company(R) and the Timothy Plan (4)

8.17 Form of Participation Agreement between American United Life Insurance Company(R) and Vanguard Variable Insurance Fund (4)

8.18 Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors (6)

8.19 Form of Participation Agreement between American United Life Insurance Company, Royce Captial Fund and Royce Fund Services, Inc.(6)

8.20 Form of Participation Agreement between American United Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (6)

8.21 Form of Participation Agreement between American United Life Insurance Company(R) and AllianceBernstien (6)

9.   Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered (2)

10.  Miscellaneous Consents

10.1 Consent of Independent Auditors (7)

10.2 Consent of Dechert Price & Rhoads (1)

10.3 Powers of Attorney (7)

10.4 Rule 483 Certified Resolution (7)

11.  Not applicable

12.  Not applicable

(1)  Re-filed with the Registrant’s Post-Effective Amendment No. 6 (File No. 033-79562) on April 30, 1998.

(2)  Filed with the Registrant’s Post-Effective Amendment No. 6 to the Registration Statement (File No. 033-79562) on April 30, 1998.

(3)  Filed with the Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on April 28, 2004.

(4)  Filed with the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement on April 29, 2005.

(5)  Filed with the Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on April 28, 2006.

(6)  Filed with the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on April 14, 2009.

(7)  Filed with the Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on April 19, 2012.

Item 25. Directors and Officers of AUL

Name and Address	Positions and Offices with AUL
J. Scott Davison*

Executive Vice President (02/11 to present); Chief Financial Officer (6/04 - 02/11); Senior Vice President, Strategic Planning and Corporate Development (7/02 -6/04); Director, AUL (7/02 - present); Vice President, Corporate Planning (1/00 - 7/02)

Jeffrey D. Holley*	Chief Financial Officer, (9/11 - present); Treasurer (9/11 - present); Director, AUL (10/11 - present)
John C. Mason*

Chief Investment Officer (3/12 - present); Vice President, Investments (8/11 - 3/12); Vice President Fixed Income Securities (2/10 - 3/12); Vice President, Marketable Bonds, (5/03 - 2/10); Director, AUL (2/12 - present)

Dayton H. Molendorp*

Chairman, AUL (2/2007 to Present); President and Chief Executive Officer, AUL (9/04 - present); Executive Vice President, AUL (2/03 - 9/04); Senior Vice President, Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present); Vice President, Marketing, Individual Division (6/92 - 9/98)

Mark C. Roller*

Senior Vice President, Human Resources & Corporate Support, (12/01 - present); Director, AUL (12/01 - present); Vice President Human Resources, (11/99 - 12/01); Vice President, Corporate Planning, (9/95 - 11/99)

G. David Sapp*	Senior Vice President, Investments (1/92 - 3/12); Director, AUL (12/00 - 3/12)
Thomas M. Zurek*	General Counsel & Secretary (8/02 - present); Director, AUL (8/02 - present)

*One American Square, Indianapolis, Indiana 46282

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY (“AUL”) is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY (“AUMIHC”) is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC (“RMS”) is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL’s reinsurance division, most remaining reinsurance and AUL Long Term Care Solutions, Inc. were transferred to GE Employers Reinsurance Corporation on July 1, 2002. AUL has a 100% equity interest in RMS.

MCCREADY AND KEENE, INC., (“McCready”) is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. (“OAFP”) is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the “Fund”) (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2011, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 68 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2011. As a result of the transaction, the separate accounts of AUL have acquired a 99.84% equity interest in the Fund.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2011, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2011, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC (“Pioneer”) is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

R. E. MOULTON, INC. (“RE Moulton”) is a Massachusetts corporation which, until January 31, 2012, operated on AUL’s behalf as a managing general agent for stop-loss insurance policies issued to self-funded benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT, AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

THE STATE LIFE INSURANCE COMPANY (“State Life”) is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

Item 27. Number of Contractholders

As of March 31, 2012, AUL has issued 2,803 Individual variable annuity contracts associated with Registrant.

Item 28. Indemnification

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage.  The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an “Indemnitee”) is or was:

(i)  a member of the Board of Directors of the Corporation,

(ii) an officer of the Corporation, or

(iii)while a director or officer of the Corporation, serving at the Corporation’s request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 30. Principal Underwriters.

a.   Other Activity.  In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

b.   Management.   The directors and principal officers of OneAmerica Securities, Inc. are as follows:

Name and Address Business Address*	Positions and Offices Positions and Offices with OneAmerica Securities, Inc.
James Crampton	Tax Director
Richard M. Ellery	Secretary & Chief Counsel
Nicholas A. Filing	Director, Chairman of the Board, President &
Douglas W. Collins	Treasurer, Acting Financial Operations Principal & Director
Gregory A. Poston	Director
Anthony M. Smart	Vice President, Operations
Susan Uhl	Anti-Money Laundering Officer
Mark A. Wilkerson	Director
Jay B. Williams	Chief Compliance Officer
William F. Yoerger	Director
John W. Zeigler	Vice President, Insurance Agency Registrations

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46282

c.   Not Applicable.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. Undertakings

The registrant hereby undertakes:

(a)      to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)      to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a)      The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b)      The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements of Securities Act Rule  485(b)  for  effectiveness  of  this  post-effective   amendment  to  the Registration  Statement  and has caused  this  post-effective  amendment  to the Registration  Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this  19th day of April,  2012.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

(Registrant)

By:	American United Life Insurance Company

By:

Name: Dayton H. Molendorp*

Title: Chairman, President & CEO

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

(Depositor)

By:

Name: Dayton H. Molendorp*

Title: Chairman, President & CEO

* By:

/s/ Richard M. Ellery

Richard M. Ellery as attorney-in-fact

Date: April 19, 2012

As required by the Securities Act of 1933, this post-effective  amendment to the Registration  Statement  has  been  signed  by  the  following  persons  in  the capacities and on the dates indicated.

Signature	Title	Date
J. Scott Davison*	Director	April 19, 2012

Jeffrey D. Holley*	Director	April 19, 2012

Dayton H. Molendorp*	Director	April 19, 2012

Mark C. Roller*	Director	April 19, 2012

John C. Mason*	Director	April 19, 2012

Thomas M. Zurek*	Director	April 19, 2012

/s/ Richard M. Ellery

*By: Richard M. Ellery as Attorney-in-fact

Date: April 19, 2012

EXHIBIT LIST

Exhibit Number in Form N-4, Item 24(b)	Name of Exhibit
10.1	Consent of Independent Auditor
10.3	Powers of Attorney
10.4	Rule 483 Certified Resolution